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                                                            Annual Report
                                                              To Shareholders



                                                              September 30, 1998



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                               TABLE OF CONTENTS

              Letter from the Chairman and the Investment Advisor
                                     Page 2
                               Performance Report
                                     Page 4
                          Independent Auditors' Report
                                    Page 23
                      Statements of Assets and Liabilities
                                    Page 24
                            Statements of Operations
                                    Page 29
                      Statements of Changes in Net Assets
                                    Page 33
                       Schedules of Portfolio Investments
                                    Page 38
                         Notes to Financial Statements
                                    Page 66
                              Financial Highlights
                                    Page 85

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LETTER FROM THE CHAIRMAN AND THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to send you this annual report for the 12 months ended September 30, 1998.

A year ago, when we wrote our last annual report to you, we were just getting wind of a crisis in Asia that would adversely impact many of that region's financial institutions and ignite a global economic decline. A year ago, many observers still thought Russia's fledgling free-market experiment might succeed. A year ago, the United States was floating blissfully through the friendly climes of a "Goldilocks economy," seemingly immune to the realities of historical economic cycles. A year ago, we had never seen the Dow Jones Industrial Average (Dow) lose 554 points in a single day, as it proceeded to do on October 27, 1997. A year ago, only a handful of people had ever heard of Long-Term Capital Management; no one could suspect that the problems of a single hedge fund could threaten the entire world's financial stability.

STOCKS: WEIGHED DOWN BY THE INEVITABLE

It has been said that nothing is certain but death and taxes. Nothing, we might add, but the certainty that stocks do not always go up. After gaining more than 20% a year (as measured by the Dow) in 1995, 1996 and 1997, the stock market finally yielded to a host of pressures--not the least of which were high valuations that could not be supported in an environment of stagnant earnings. During the 12-month period, stocks showed surprising resiliency, rebounding from at least two downturns and reaching new highs in July. But by the end of September, stocks had retreated once again, to the point where most indices were virtually flat, or lower, for the period.

Still, as we write this letter in the middle of October, the Federal Reserve has just delighted the financial world with a surprise interest-rate cut. (This was the first time in nearly five years that the Fed changed rates outside of a scheduled policy meeting.) Stocks immediately responded by pushing the Dow up more than 330 points.

BONDS: THE YEAR'S BIG WINNERS

Although stocks have had a rough time of it during the last 12 months, bonds have positively reveled in the bad news. Early in the period, concerns in Asia and elsewhere drove investors from around the world to seek shelter in ultra-safe U.S. Treasury bonds. The extraordinary demand pushed long-term interest rates lower, and propelled bond prices higher. (Interest rates and bond prices typically move inversely to one another.) After taking a breather for much of 1998, bonds again surged higher at the end of summer, proving that seemingly stodgy, fixed-income securities could be more than a match for their equity cousins.

LOOKING AHEAD: THE NEWS IS NOT ALL BAD

Of course, last year is now in the past, and you are expecting us to manage your money in the months and years to come. Despite the near-panic being felt in many parts of the world, the economic outlook here in the United States is positive. When we consider the unemployment rate, the pace of orders for factory goods and retail sales, and the stubbornly low rate of inflation, we see an economy that continues to grow--albeit at a slower pace than in recent years. It is still the consumer who makes the domestic economic engine hum, and consumer confidence may be put to a stern test during the upcoming holiday season. Nevertheless, we approach the coming year with cautious optimism about the U. S. markets.

The outlook abroad is somewhat murkier. Although Japan recently embraced modest reforms that could bring that country out of its deep recession, many foreign economies are still shaky. Recent events have proven that no nation, not even the United States, is immune to the problems of its global neighbors--even if those neighbors are halfway around the world.

All of which takes us to the subject of volatility in the stock market. We understand that many investors feel that recent fluctuations in the stock market have been abnormal, that volatility has been excessive. On the contrary, we

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believe that the standard deviation, or volatility, of the market over the last
12 months was right in line with historical levels. The volatility of the previous four out of five years was abnormally low, and was masked further by the fact that most of the market's movement was straight up. In recent months, we have simply moved back to a period of average volatility. Remember, with volatility comes opportunity, and we continue to employ every measure to take advantage of volatile situations.

The swirl of global economic pressures can be fascinating to observe. Many investors also find it important to understand the factors that shape the direction of the world's economy, and the consequences these factors might have on their investments. At the same time, experienced investors understand that if they have a long-term investment horizon, and a sound financial plan, their interests will be better served by not letting world events push them into making impulsive decisions.

Finally, we would like to address the Year 2000 issue--the so-called "Millenium Bug."

Back in the early days of mainframe computers, hard-disk storage was costly. To save precious space, programmers deleted the first two digits from every date. Thus, "1968" became "68", and so on. Now, as we approach the Year 2000, we face the question: What will happen when today's computer systems read the year "00"? Will they interpret the date as 1900 rather than 2000? Experts say that's just what could happen. And, the "Millenium Bug" could cause some computers to reject input, yield faulty results, or even shut down.

Please be assured that we at BB&T, along with the distributor of our funds, BISYS Fund Services, and other third-party service providers, are committed to making sure that our critical systems operate smoothly so that we will continue to deliver superior client service.

We plan to provide updated information on our Year 2000 Project within the next quarter. As your financial investment partner, it is our responsibility to ensure that your money is managed wisely. We thank you for your continued support.

Sincerely,

/s/ Walter B. Grimm

Walter B. Grimm
Chairman
BB&T Mutual Funds Group


/s/ David C. McMahon

David C. McMahon
Executive Vice President and Chief Investment Officer
Branch Banking and Trust Company

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This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The BB&T Mutual Funds are distributed by BISYS Fund Services LP.

The BB&T Mutual Funds are NOT FDIC INSURED and are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.

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THE BB&T INTERNATIONAL EQUITY FUND/1/

With a total return of -9.60% (A shares without load)/2/ for the 12 months ended September 30, 1998, the Fund outperformed the Lipper International Fund Average,/3/ which lost 10.65% for the same period. The Fund's benchmark, the Morgan Stanley Capital International EAFE Index, produced a 12-month return of -8.08%. The best regions in our portfolio, in terms of absolute returns, were Continental Europe and Great Britain. Our performance could be attributed to the fact that we had roughly 70% of the Fund's net assets invested in these two regions.

The Fund's relatively strong performance, compared to the Lipper International Fund Average, benefited from our having no investments in Russia during the period, and from our prudent decision to liquidate our holdings in Malaysia before that country's government effectively froze all equity investments. During the last 12 months, in an environment of declining stock prices throughout much of the world, we successfully preserved much of our shareholders' capital.

CURRENCY FLUCTUATIONS ROILED WORLD MARKETS

The period was marked by a great deal of volatility, both positive and negative, in the world's equity and currency markets. Currency fluctuations, which receive relatively little attention in the United States press, are of special concern in many countries. During the last 12 months, the dollar produced painful trade imbalances in particularly vulnerable foreign markets. A number of countries also suffered from currency crunches as the rising dollar further weakened these nations' already tenuous financial circumstances.

Additionally, for American shareholders, the value of the dollar relative to other currencies can be as important as the rise or fall of foreign stocks. When the dollar strengthens, for example, the value of foreign shares owned by American investors falls when share prices are converted into dollars--even if those stocks do not decline in their own markets. When the dollar weakens, the opposite is true. Investing abroad can be complicated, and we take all relevant factors into account before we buy or sell foreign securities. Of course, we also consider the merits of each potential investment on its own terms.

The past year was challenging, with the malaise emanating from the meltdown in Asia spreading to other countries and regions as diverse and discrete as Russia and Latin America. Even the relatively robust economies of Europe and the United States were not immune. However, while the world crisis is not yet behind us, many concerns are being addressed by the International Monetary Fund, with appropriate reforms being undertaken. Trade deficits in a number of Asian countries have been reversed, and fresh capital is again flowing into markets that were parched only a few months ago.

As of September 30, 1998, approximately 54.0% of the Fund's holdings were invested in Continental Europe, 26.0% in Great Britain, 14.0% in Japan, 2.0% in other Pacific Basin countries and 4.0% in the world's emerging markets.*

The top five equity holdings in the Fund were Nestle SA (approximately 2.4% of the Fund's net assets), Total SA (2.3%), Volkswagen (2.1%), Glaxo Wellcome (2.1%) and VNU (2.0%).*

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/1/International investing involves increased risk and volatility.
/2/With a maximum sales charge of 4.50%, the Fund's total return for period would have been -13.67%.
/3/The Lipper International Fund Average consists of funds that invest their assets in securities whose primary trading markets are outside of the United States.
* The composition of the Fund's holdings is subject to change.

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                        BB&T International Equity Fund

                          Average Annual Total Return
                                 As of 9/30/98
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                          Inception                                 Since
     Class                   Date                1 Year           Inception
--------------------------------------------------------------------------------

Class A Shares*             1/2/97               -13.67            -1.48%

Class B Shares**            1/2/97               -13.80            -1.74%

Trust Shares                1/2/97                -9.45             1.50%
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 *Reflects 4.50% Maximum Sales Charge
**Reflects applicable deferred sales charge.

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

  Date    Trust Shares   Class A Shares*   Class B Shares*   Morgan Stanley EAFE
 1/2/97      10,000          9,551             10,000              10,000
9/30/97      11,334         10,778             10,751              11,043
9/30/98      10,264          9,743              9,699              10,151

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PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE
PRINCIPAL VALUE OF SHARES IN THE BB&T MUTUAL FUNDS WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

A portion of the Fund's fees has been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.

The performance of the BB&T International Equity Fund is measured against the Morgan Stanley Capital International Europe, Australia and Far East Index
(EAFE), which is unmanaged and is generally representative of the performance of stock markets in those regions.

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THE BB&T SMALL COMPANY GROWTH FUND/1/

The year just ended was a particularly challenging time for the type of small-company growth stocks the Fund favors. For most of the period, small-cap stocks lagged their large-cap cousins by a significant margin. These circumstances were driven by a number of factors. First, there were tremendous inflows into the equity market for much of the year, which forced money managers to focus on the largest, most liquid stocks. Also, many investors entered the stock market for the first time, and these newcomers were more comfortable buying the big, familiar names. In this environment, the Fund produced a total return of - 23.81% (A shares without load)/2/ compared to its benchmark, the Russell 2000 Index, with a return of -19.02% for the same time period.

THE FUND IS POSITIONED FOR A RECOVERY

It is not our style to chase after "hot" sectors or stocks; we are bottom-up investors who carefully consider each potential investment on its own merits. The four major areas we tend to invest in are technology, consumer goods, health care, and business services. We are always looking to find companies in those sectors, because that is where we tend to find the greatest growth potential.

As we enter fiscal year 1999, every segment of the market has been going down. This has been a true bear market. The global economic slowdown has impacted just about every type of stock. Even smaller companies with no direct international exposure, such as restaurants and retailers, have been adversely affected. Also, in our small-cap universe, investors have not been the least bit forgiving; if a particular stock has stumbled even a little, the market has punished it immediately.

Having said all this, we remain very optimistic about small-cap stocks going forward. Valuations in the small-company growth sector are even more attractive today than they were a year ago, and the opportunities are more abundant. Historically, small stocks do very well over the long term. Therefore, we would expect small-cap stocks to outperform when the overall market comes out of this corrective phase.

Investors should realize that with the greater potential for long-term capital appreciation that small-cap stocks offer, comes the increased risk of short-term volatility. A fund such as ours is for investors who have long investment horizons, and the willingness to withstand significant fluctuations.

As of September 30, 1998, the top five equity holdings in the Fund were Aspect Development (3.2% of the Fund's net assets), Legato Systems (3.0%), International Network Services (2.6%), VERITAS Software Corp. (2.2%) and Eastern Environmental Services (2.0%).*

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/1/Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.
/2/With a maximum sales charge of 4.50%, the Fund's total return for the one-
  year period would have been -27.24%.
* The composition of the Fund's holdings is subject to change.

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                        BB&T Small Company Growth Fund

                          Average Annual Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                          Inception                                 Since
     Class                   Date                1 Year           Inception
--------------------------------------------------------------------------------

Class A Shares*            12/7/94               -27.24%           14.92%

Class B Shares**            1/1/96               -27.38%            3.65%

Trust Shares               12/7/94               -23.62%           16.64%
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 *Reflects 4.50% Maximum Sales Charge
**Reflects applicable deferred sales charge.

                          Value of $10,000 Investment

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  Date          Trust Shares         Class A Shares*        Russell 2000 Index
  ----          ------------         ---------------        ------------------
12/7/94           10,000                 9,551                   10,000
9/30/95           14,570                 13,878                  12,923
9/30/96           21,180                 20,115                  14,620
9/30/97           23,545                 22,307                  19,472
9/30/98           17,985                 16,995                  15,768

                          Value of $10,000 Investment

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  Date       Class B Shares**           Russell 2000 Index
  ----       ----------------           ------------------
 1/1/96         10,000                      10,000
9/30/96         13,576                      11,073
9/30/97         14,954                      14,748
9/30/98         11,006                      11,943

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PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE
PRINCIPAL VALUE OF SHARES IN THE BB&T MUTUAL FUNDS WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
A portion of the Fund's fees has been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.
The performance of the BB&T Small Company Growth Fund is measured against the Russell 2000, an unmanaged index generally representative of the performance of small-capitalization stocks. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

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THE BB&T LARGE COMPANY GROWTH FUND

The BB&T Large Company Growth Fund was opened to investors on October 3, 1997. The Fund follows a quantitative approach to investing, mostly in large-capitalization stocks that have led the market in recent years. The Fund is most appropriate for long-term investors whose primary goal is capital appreciation, with less concern about current income. For the period ended September 30, 1998, the Fund produced a total return of -2.54% (A shares without load)/1/, compared to 9.05% for its benchmark, the S&P 500 Stock Index.

BIGGER WAS BETTER

During the period, large-cap stocks have been the market winners; more specifically, a handful of the very largest companies have produced the greatest performance. As long as we continue to have the turmoil we have seen in recent months, we believe larger companies will perform reasonably well, simply because they tend to act as a safe haven for equity investors looking for some measure of stability. We believe many of these investors feel more comfortable owning the largest of large-cap stocks. We own a number of these companies, such as Pfizer (2.2% of the Fund's net assets) and Microsoft (2.3%).* However, in line with our growth orientation, we will not follow the current market trend to focus disproportionately on the largest of large-cap stocks.

The core portion of our Fund remains relatively static. We will attempt to maintain at least two thirds of the Fund invested in stocks with capitalizations larger than the mean capitalization of the S&P 500. Outside of that group, we hold stocks that we can identify as having outstanding growth potential, based on the companies' return on equity, earnings momentum, price momentum and earnings surprises. At the same time, we qualify our stock buys by examining a company's price-to-sales ratio and then feeling comfortable that this particular valuation measure is reasonable.

We do not try to time the market; we stay as fully invested as possible at all times. Also, we avoid trying to rotate into specific sectors--a risky strategy that can mean significant losses when decisions prove wrong. Instead, we adhere to a strategy of adding to our core positions when certain stocks become less expensive, trimming back positions when they become too large, and looking for those stocks on the periphery that can add value to the Fund.

As of September 30, 1998, the top five equity holdings in the Fund were Johnson & Johnson (2.8% of the Fund's net assets), Cisco Systems (2.4%), Schering-Plough Corp. (2.4%), Merck & Co. (2.4%) and Microsoft (2.3%).*


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/1/With the maximum sales charge of 4.50%, the Fund's total return would have been -6.91% since inception.
* The composition of the Fund's holdings is subject to change.

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                        BB&T Large Company Growth Fund

                            Aggregate Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                                        Inception                   Since
     Class                                 Date                   Inception+
--------------------------------------------------------------------------------

Class A Shares*                          10/3/97                   -6.91%

Class B Shares**                         10/3/97                   -6.96%

Trust Shares                             10/3/97                   -2.33%
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 *Reflects 4.50% Maximum Sales Charge
**Reflects applicable deferred sales charge. Total returns of less than 1 year are aggregate.
+ Aggregate Total Return

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

 Date                Trust Shares     Class A Shares*     S & P 500 Stock Index
10/3/97                 10,000            9,550                   10,000
9/30/98                  9,767            9,309                   10,905

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

          Date                Class B Shares**         S & P 500 Stock Index
          ----                ----------------         ---------------------
         10/3/97                  10,000                       10,000
         9/30/98                   9,304                       10,905

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PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE
PRINCIPAL VALUE OF SHARES IN THE BB&T MUTUAL FUNDS WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

A portion of the Fund's fees has been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.

The performance of the BB&T Large Company Growth Fund is measured against the S&P 500 Stock Index, an unmanaged index generally considered to be representative of the performance of the stock market as a whole. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

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THE BB&T GROWTH AND INCOME STOCK FUND

The year ended September 30, 1998, was a challenging one. The BB&T Growth and Income Stock Fund produced a total return of 0.10% (A shares without load)/2/ compared to its benchmark, the S&P 500, which returned 9.05%. During the third quarter of 1998, we held our own in an extremely tough market environment. Throughout the three-month period, the Lipper Growth and Income Fund Average/1/ was down roughly 12.47%. In contrast, the Fund fell just 8.54% (A shares without load)./2/ It is important to note that, during the market's turbulent times, we outperformed our Lipper peer group average.

WE CONTINUED TO FOLLOW OUR TIME-PROVEN STRATEGY

For the year as a whole, the stock market was characterized by a strict, large-cap bias. There was very narrow leadership throughout the period, with most of the overall market's gain coming from a handful of large-cap growth stocks. As the year progressed, this leadership became even narrower. Generally speaking, these are not the types of stocks that fit our criteria.

However, we did not change our investment strategy in an attempt to conform to a short-term trend. Careful evaluation of each security's potential risk, as well as its potential return, continues to be an important part of our investment process. We also continued to follow our long-term strategy of remaining fully invested and diversified across economic sectors, and of staying true to our value orientation. As always, we bought reasonably priced stocks of companies that we felt were financially strong. It is our belief that, over time, this approach can produce competitive returns with less volatility than the market as a whole.

When investing for the long term, we believe it is important to fully understand the risks, and potential rewards, of equities. One of those risks is the normal market volatility that all investors will experience from time to time, and when the market does correct itself, long-term investors can take advantage.

As of September 30, 1998, the top five equity holdings in the Fund were SUPERVALU, Inc. (3.0% of the Fund's net assets), Anheuser-Busch Co. (3.0%), Johnson & Johnson (2.8%), SBC Communications (2.7%) and Abbott Labs (2.4%).*


--------------------------------------------------------------------------------

/1/The Lipper Growth and Income Fund Average consists of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends.
/2/With a maximum sales charge of 4.50%, the Fund's total return for the one-year period would have been -4.39%, and for the three-month period, it would have been -12.68%.
* The composition of the Fund's holdings is subject to change.

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                       BB&T Growth and Income Stock Fund

                          Average Annual Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                          Inception                                 Since
     Class                   Date        1 Year      5 Year       Inception
--------------------------------------------------------------------------------

Class A Shares*           10/09/92        -4.39%     14.71%        14.95%

Class B Shares**            1/1/96        -4.37%     -----         15.88%

Trust Shares               10/9/92         0.35%     16.06%        16.13%
--------------------------------------------------------------------------------
 *Reflects 4.50% Maximum Sales Charge
**Reflects applicable deferred sales charge.

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

   Date                 Trust Shares    Class A Shares*      S&P 500 Stock Index
  10/9/92                  10,000             9,551                10,000
  9/30/93                  11,606            11,052                11,714
  9/30/94                  12,021            11,420                12,147
  9/30/95                  14,531            13,775                15,759
  9/30/96                  17,628            16,664                18,949
  9/30/97                  24,350            22,963                26,610
  9/30/98                  24,434            22,987                29,018

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

          Date              Class B Shares**         S&P 500 Stock Index
         1/1/96                  10,000                     10,000
        9/30/96                  11,267                     11,357
        9/30/97                  15,403                     15,955
        9/30/98                  14,999                     17,399

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PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE
PRINCIPAL VALUE OF SHARES IN THE BB&T MUTUAL FUNDS WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

A portion of the Fund's fees has been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.

The performance of the BB&T Growth and Income Stock Fund is measured against the S&P 500 Stock Index, an unmanaged index generally considered to be representative of the performance of the stock market as a whole. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

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THE BB&T BALANCED FUND

With a total return of 6.89% (Class A Shares without load)/1/ for the 12 months ended September 30, 1998, we solidly outperformed the Lipper Balanced Fund Average,/2/ which returned 3.26% for the same period. The Fund's benchmarks, the S&P 500 Stock Index and the Lehman Brothers Intermediate Government Bond Index, produced returns of 9.05% and 10.60%, respectively. In keeping with our investment philosophy, we achieved these results with a lot less risk.

FLEXIBILITY AND LIQUIDITY SERVED US WELL

This recent period demonstrated how our balanced and commonsense approach to investing can work in an uncertain environment. Unlike stock or bond funds, which generally invest in a single asset class, we have the opportunity to use volatility to our advantage. When the markets are out of balance, we have the liquidity to buy stocks or bonds when they are inexpensive, and the flexibility to sell our holdings when valuations rise too high.

Stocks and bonds do not always move in lockstep. Often, when one asset class is down, the other is up. For example, during the latter part of our fiscal year, stocks retreated, while investors stampeded to the quality of long-term U.S. Treasury bonds. We held a solid position in Treasuries for some time, so when market sentiment shifted from stocks to bonds, our shareholders benefited. Then, when this almost-panic buying of Treasuries created wide spreads (premiums) for government agency bonds, we were able to sell some of our Treasuries and buy agency bonds at very attractive prices. We provided a higher yield to our shareholders while maintaining the quality and safety of government issues.

As of September 30, 1998, approximately 56.6% of the Fund's holdings were invested in stocks, 41.1% in fixed-income holdings and 2.3% in cash and cash equivalents. The Fund's top five equity holdings were SBC Communications (1.5% of the Fund's net assets), IBM (1.5%), Anheuser-Busch (1.4%), American General Corp. (1.4%) and Albertson's (1.3%). The Fund's fixed-income holdings were invested in U.S. Treasury, government agency and mortgage-backed securities. The average maturity of the fixed-income portfolio was approximately 6.4 years; the average credit quality was AAA.*



--------------------------------------------------------------------------------

/1/With the maximum sales charge of 4.50%, the total return for the one-year period would have been 2.10%.
/2/The Lipper Balanced Fund Average's primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the Fund's stock/bond ratio is around 60%/40%.
* The composition of the Fund's holdings is subject to change.

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                              BB&T Balanced Fund

                          Average Annual Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                          Inception                                 Since
     Class                   Date        1 Year     5 Year        Inception
--------------------------------------------------------------------------------

Class A Shares*             7/1/93        2.10%     10.38%         10.46%

Class B Shares**            1/1/96        2.16%     -----          10.95%

Trust Shares                7/1/93        7.18%     11.68%         11.67%
--------------------------------------------------------------------------------
 *Reflects 4.50% Maximum Sales Charge
**Reflects applicable deferred sales charge.

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                 S&P 500     Lehman Bros. Int.
  Date       Trust Shares    Class A Shares*   Stock Index   Govt. Bond Index
  ----       ------------    ---------------   -----------   -----------------
 7/1/93         10,000            9,551          10,000            10,000
9/30/93         10,274            9,826          10,257            10,211
9/30/94         10,231            9,763          10,637            10,058
9/30/95         12,095           11,521          13,800            11,124
9/30/96         13,637           12,853          16,593            11,691
9/30/97         16,652           15,771          23,302            12,606
9/30/98         17,847           16,858          25,410            13,942

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                              Lehman Bros. Int.
  Date      Class B Shares**     S&P 500 Stock Index          Govt. Bond Index
  ----      ----------------     -------------------          ----------------
 1/1/96         10,000                 10,000                       10,000
9/30/96         10,604                 11,357                       10,170
9/30/97         12,820                 15,955                       10,966
9/30/98         13,310                 17,399                       12,128

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF SHARES IN THE BB&T MUTUAL FUNDS WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

A portion of the Fund's fees has been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.

The performance of the BB&T Balanced Fund is measured against the S&P 500 Stock Index, an unmanaged index generally considered to be representative of the performance of the stock market as a whole, and against the Lehman Brothers Intermediate Government Bond Index, widely used as a broad measure of the performance of U.S. Government bonds with maturities of less than 10 years. The indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

THE BB&T CAPITAL MANAGER FUNDS

CONSERVATIVE GROWTH FUND
MODERATE GROWTH FUND
GROWTH FUND

The BB&T Capital Manager Funds were opened to investors on October 2, 1997. The three Funds--Conservative Growth Fund, Moderate Growth Fund and Growth Fund-- invest in underlying funds from the BB&T family. The Capital Manager Funds seek varying degrees of capital appreciation and income, based on each Fund's specific and separate asset allocation mix.

OUR ASSET ALLOCATION FUNDS PERFORMED AS THEY SHOULD HAVE

As the equity markets turned down in the latter part of the period, the more conservative components of our funds--which had greater exposure to growth-and-income and bond shares--performed better than the more aggressive components, which held larger proportions of shares in small-company and international portfolios. Since Class A's inception on January 29, 1998, the Conservative Growth Fund returned 1.89% (A Shares without load)/1/; the Moderate Growth Fund returned 0.10% (A Shares without load)/1/; and the Growth Fund returned -1.45% (A Shares without load)/1/, for the period ended September 30, 1998. In comparison, the Funds' benchmarks, the S&P 500 Stock Index and the Lehman Brothers Intermediate Government Bond Index, produced returns of 4.84% and 6.81%, respectively. These results are in line with the expectations we would have for the Funds' respective asset allocation mixes, which blend varying levels of stock, bond and money market fund shares.

While the period was a difficult one for virtually all equity funds, we were able to take advantage of market volatility. A key feature of the Capital Manager Funds is that we actively manage each portfolio based on specific asset targets; we adjust each Fund's equity, fixed-income and cash allocations to conform to pre-established ranges. For example, when small-company and international shares underperformed during the period, we increased our exposure to those sectors, bringing each Fund's weightings back up to target.*

This discipline led us to buy shares of specific sectors when they were relatively cheap, and sell those shares that were relatively expensive. We believe that, in the long run, this asset allocation strategy helps us reduce volatility for our shareholders, while providing competitive returns.

As of September 30, 1998, each Fund's asset allocation mix was in line with its respective target exposures. Despite volatility in many markets, we believe it is appropriate to take the "target" amount of risk as determined for each Fund. This offers shareholders a range of risk/reward scenarios from which they can choose the one most appropriate to their individual time horizons and investment objectives.

--------------------------------------------------------------------------------

/1/With the maximum sales charge of 4.50%, the total return since inception for the Conservative Growth Fund would have been -2.65%; for the Moderate Growth Fund, it would have been -.4.40%; and for the Growth Fund, it would have been -5.91%.
* The composition of the Funds' holdings is subject to change.

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                           The BB&T Capital Manager
                             Moderate Growth Fund

                            Aggregate Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                                        Inception                   Since
     Class                                 Date                   Inception+
--------------------------------------------------------------------------------

Class A Shares*                          1/29/98                   -4.40%

Trust Shares                             10/2/97                    0.68%
--------------------------------------------------------------------------------
 *Reflects 4.50% Maximum Sales Charge
+ Aggregate Total Return


                           The BB&T Capital Manager
                           Conservative Growth Fund

                            Aggregate Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                                        Inception                   Since
     Class                                 Date                   Inception+
--------------------------------------------------------------------------------

Class A Shares*                          1/29/98                   -2.65%

Trust Shares                             10/2/97                    3.95%
--------------------------------------------------------------------------------
 *Reflects 4.50% Maximum Sales Charge
+ Aggregate Total Return


                           The BB&T Capital Manager
                                  Growth Fund

                            Aggregate Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                                        Inception                   Since
     Class                                 Date                   Inception+
--------------------------------------------------------------------------------

Class A Shares*                          1/29/98                   -5.91%

Trust Shares                             10/2/97                   -1.72%
--------------------------------------------------------------------------------
 *Reflects 4.50% Maximum Sales Charge
+ Aggregate Total Return

                       BB&T Capital Manager Trust Shares

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                   S&P 500     Lehman Bros. Int.
 Date      Moderate   Conservative    Growth     Stock Index   Govt. Bond Index
 ----      --------   ------------    ------     -----------   ----------------
10/2/97     10,000       10,000       10,000        10,000           10,000
9/30/98     10,068       10,395        9,828        10,905           11,059


                         BB&T Capital Manager A Shares

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

  Date    Moderate   Conservative   Growth   S&P 500 Stock Index   Lehman Bros. Int. Govt. Bond Index
1/29/98     9,550       9,550       9,550           10,000                       10,000
9/30/98     9,559       9,731       9,411           10,484                       10,681

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF SHARES IN THE BB&T MUTUAL FUNDS WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

A portion of the Funds' fees has been voluntarily waived. If the fees had not been waived, the Funds' total returns for the period would have been lower.

The performance of the BB&T Capital Manager Funds is measured against the S&P 500 Stock Index, an unmanaged index generally considered to be representative of the performance of the stock market as a whole, and against the Lehman Brothers Intermediate Government Bond Index, widely used as a broad measure of the performance of U.S. Government bonds with maturities of less than 10 years. The indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds' performance reflects the deduction of fees for these value-added services.

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

THE BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND/1/,/2/

During a period that saw tremendous volatility in the equity markets, the Fund provided fixed-income shareholders with outstanding returns. The total return for the period ended September 30, 1998, was 6.63% (A shares without load)/3/. The Fund's benchmark, the Lehman Brothers 5-Year General Obligations Index, produced a total return of 6.94% for the same period. The Fund's performance was further enhanced by its yield's tax-free status, and the fact that in an unusually benign inflationary environment, returns provided additional purchasing power. We believe that municipal bond funds in general, and actively managed funds like ours in particular, can add valuable diversification to a shareholder's portfolio.

A FAVORABLE ENVIRONMENT FOR MUNICIPAL BONDS

After a bond rally last autumn, the fixed-income market remained generally stable for a time. However, anticipating a further decline in interest rates, we began to lengthen the Fund's effective maturity. This strategy served us exceedingly well in the latter part of the Fund's fiscal year. Uncertainty in equity markets throughout the world drove investors to the safety and stability of U.S. Treasury securities. At first, this "flight to quality" did not extend to the municipal bond market, which caused spreads (the difference between yields for issues of comparable maturities) to widen between Treasuries and muni bonds. As a result, the yields for muni bonds became more attractive and gave shareholders greater tax-free income. In time, money started flowing into muni bonds, which helped drive their prices up and provided significant capital gains.

The Federal Reserve Board (Fed) lowered the fed funds rate to 5.25% on September 29, 1998. We anticipate another rate cut in November, and perhaps even one more as early as December. We expect the level and timing of these prospective cuts will depend, to a large extent, on how effectively Japan addresses its banking problem, and how the financial crisis in Eastern Europe unfolds. It would concern us if the Fed decided not to take further action this year; we believe the bond market has already discounted a quarter-point cut into current prices.

Throughout the period, the Fund's holdings were mostly concentrated in the city of Charlotte and in the Charlotte/Mecklenburg area. As the period wound down, however, we affected a more diverse geographic spread across the state of North Carolina.

As of September 30, 1998, virtually the entire Fund's portfolio was invested in debt instruments issued by government entities in the state of North Carolina. Approximately 68% of our holdings were general obligation bonds; 31% were revenue bonds; and 1% was in cash and cash equivalents. The effective maturity of our portfolio was 7.3 years, and the average credit quality was AAA.*


--------------------------------------------------------------------------------

/1/The Fund's income may be subject to certain state and local taxes and, depending on your tax status, to the federal alternative minimum tax. /2/Regional investing may incur additional risks since investments are limited to one geographical area.
/3/With the maximum sales charge of 2.00%, the total return for the North
  Carolina Intermediate Tax-Free Fund would have been 4.50%.
* The composition of the Fund's holdings is subject to change.

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                BB&T North Carolina Intermediate Tax-Free Fund

                          Average Annual Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                          Inception                                 Since
     Class                   Date        1 Year      5 Year       Inception
--------------------------------------------------------------------------------

Class A Shares*           10/16/92        4.50%      3.89%          4.37%

Trust Shares              10/16/92        6.90%      4.48%          4.87%
--------------------------------------------------------------------------------
 *Reflects 2.00% Maximum Sales Charge

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                    Lehman Bros. 5-Year
  Date        Trust Shares    Class A Shares*       General Oblig. Index
10/16/92         10,000           9,804                   10,000
 9/30/93         10,662          10,451                   10,833
 9/30/94         10,537          10,313                   10,850
 9/30/95         11,355          11,097                   11,856
 9/30/96         11,669          11,386                   12,366
 9/30/97         12,420          12,101                   13,213
 9/30/98         13,277          12,904                   14,130

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF SHARES IN THE BB&T MUTUAL FUNDS WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

A portion of the Fund's fees has been voluntarily waived. If the fees had not been waived, the Fund's total return for the period would have been lower.

The performance of the BB&T North Carolina Intermediate Tax-Free Fund is measured against the Lehman Brothers 5-Year General Obligations Index, widely used as a broad measure of the performance of tax-exempt municipal securities with an average maturity of five years. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

THE BB&T SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND/1/,/2/

The BB&T South Carolina Intermediate Tax-Free Fund was opened to investors on October 20, 1997. With a total return of 7.91% (A Shares without load)/3/ for the nearly 12 months ended September 30, 1998, the Fund solidly outperformed the Lipper Intermediate Municipal Bond Fund Index,/4/ which returned 6.77% from 10/30/97 to 9/30/98. The Fund also posted returns higher than the Lehman Brothers 5-Year General Obligations Index, which posted returns of 6.29% for the 11-month period ending 9/30/98, and also outpaced the Merrill Lynch 1-3-Year Government Index/5/, which gained 7.93% during the same 11-month period.

During a period that saw tremendous volatility in the equity markets, the Fund provided fixed-income shareholders with attractive returns. The Fund's performance was further enhanced by its yield's tax-free status, and by the fact that, in an unusually benign inflationary environment, returns provided additional purchasing power.

A FAVORABLE ENVIRONMENT FOR MUNICIPAL BONDS

After a bond rally last autumn, the fixed-income market remained generally stable for a time. However, anticipating a further decline in interest rates, we began to lengthen the Fund's effective maturity. This strategy served us exceedingly well in the latter part of the Fund's fiscal year. Uncertainty in equity markets throughout the world drove investors to the safety and stability of U.S. Treasury securities. At first, this "flight to quality" did not extend to the municipal bond market, which caused spreads (the difference between yields for issues of comparable maturities) to widen between Treasuries and muni bonds. As a result, the yields for muni bonds became more attractive and gave shareholders greater tax-free income. In time, money started flowing into muni bonds, which helped drive their prices up and provided significant capital gains.

The Federal Reserve Board (Fed) lowered the fed funds rate to 5.25% on September 29, 1998. We anticipate another rate cut in November, and perhaps even one more as early as December. We expect the level and timing of these prospective cuts will depend, to a large extent, on how effectively Japan addresses its banking problem, and how the financial crisis in Eastern Europe unfolds. It would concern us if the Fed decided not to take further action this year; we believe the bond market has already discounted a quarter-point cut into current prices.

As of September 30, 1998, virtually the entire Fund's portfolio was invested in debt instruments issued by government entities in the state of South Carolina. Approximately 35.1% of our holdings were general obligation bonds; 62.1% were revenue bonds; and 2.8% was in cash and cash equivalents. The effective maturity of our holdings was 7.5 years, and the average credit quality was AAA.*


--------------------------------------------------------------------------------

/1/The Fund's income may be subject to certain state and local taxes and, depending on your tax status, to the federal alternative minimum tax. /2/Regional investing may incur additional risks since investments are limited to one geographical area.
/3/With the maximum sales charge of 2.00%, the total return for the South
  Carolina Intermediate Tax-Free Fund would have been 5.79%.
/4/The Lipper Intermediate Municipal Bond Fund Index invests in municipal debt issues with dollar-weighted average maturities of one to five years.
/5/The Merrill Lynch 1-3-Year Government Index is widely used as a measure of the performance of the U.S. Government Bonds in that maturity range. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
* The composition of the Fund's holdings is subject to change.

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                BB&T South Carolina Intermediate Tax-Free Fund

                            Aggregate Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                                        Inception                   Since
     Class                                 Date                   Inception+
--------------------------------------------------------------------------------

Class A Shares*                          10/20/97                   5.79%

Trust Shares                             10/20/97                   8.02%
--------------------------------------------------------------------------------
 *Reflects 2.00% Maximum Sales Charge
+ Aggregate Total Return

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

  Date      Trust Shares         Lehman Bros. 5-Year General Oblig. Index
  ----      ------------         ----------------------------------------
10/19/97      10,000                             10,000
 9/30/98      10,802                             10,629

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

  Date      Class A Shares        Lehman Bros. 5-Year General Oblig. Index
  ----      --------------        ----------------------------------------
12/10/97       9,800                             10,000
 9/30/98      10,579                             10,629

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF SHARES IN THE BB&T MUTUAL FUNDS WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

A portion of the Fund's fees has been voluntarily waived and reimbursed. If the fees had not been waived and reimbursed, the Fund's total return for the period would have been lower.

The performance of the BB&T South Carolina Intermediate Tax-Free Fund is measured against the Lehman Brothers 5-Year General Obligations Index, widely used as a broad measure of the performance of tax-exempt municipal securities with an average maturity of five years. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

THE BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND
THE BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

Both funds outperformed their respective benchmarks for the 12 months ended September 30, 1998. With a total return of 13.07% (A Shares without load)/1/ for the period, the INTERMEDIATE U.S. GOVERNMENT BOND FUND beat its benchmark, the Lehman Brothers Intermediate Government Bond Index, which returned 10.60%. It also outperformed the Lipper Intermediate U.S. Government Bond Fund Average,/2/ which rose 10.53%. THE SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND, which returned 8.50% (A Shares without load)/1/, also beat its benchmark, the Merrill Lynch 1-3-Year Government Index, which posted returns of 7.93%, and outpaced the Lipper Short-Intermediate U.S. Government Bond Fund Average,/3/ which gained 8.25% for the 12 months ended September 30, 1998.

LONGER MATURITIES AND EMPHASIS ON QUALITY PRODUCED HANDSOME RETURNS

The Funds benefited from a "flight to quality" by investors seeking the safety of U.S. Treasury securities. The resulting fall in interest rates produced handsome capital gains for both Funds--especially the more interest-rate-sensitive Intermediate Fund--which maintained large positions in longer maturity Treasuries throughout the year. Throughout the period, we felt that interest rates would move lower, and we positioned the Funds to take advantage of such a move. When rates did fall, both Funds enjoyed significant price appreciation.

The core in both Funds was, and continues to be, U.S. Treasury securities. The turmoil in Asia, and uncertainty in markets throughout the world, placed a premium on the unimpeachable quality of Treasuries. However, we are looking at reducing Treasury holdings in favor of corporate and mortgage securities, as recent market volatility has created value in these bonds.

Looking ahead to the next six to 12 months, we remain positive on bonds as worldwide economic conditions slow and inflation remains contained. Given this favorable environment, we expect to keep the Funds' respective maturities at least neutral to their benchmarks, and perhaps longer.

As of September 30, 1998, the estimated average maturity of the INTERMEDIATE U.S. GOVERNMENT BOND FUND was 9.25 years. Approximately 50.0% of the Fund was invested in securities issued by the U.S. Treasury, 23.0% in corporate debt, 21.0% in mortgage-backed securities and 6.0% in U.S. Government agency securities. The Fund's average credit quality was AAA.+

              BB&T Short-Intermediate U.S. Government Income Fund

                          Average Annual Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                          Inception                                 Since
     Class                   Date        1 Year     5 Year        Inception
--------------------------------------------------------------------------------

Class A Shares**           11/30/92       6.32%      4.61%          5.30%

Trust Shares               11/30/92       8.77%      5.29%          5.90%
--------------------------------------------------------------------------------
 *Reflects 2.00% Maximum Sales Charge

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                               Merrill Lynch 1-3
  Date                 Trust Shares      Class A Shares*       Year Govt. Index
  ----                 ------------      ---------------       ----------------
11/30/92                 10,000                9,804                10,000
 9/30/93                 10,801               10,569                10,579
 9/30/94                 10,622               10,373                10,702
 9/30/95                 11,579               11,280                11,588
 9/30/96                 12,083               11,741                12,238
 9/30/97                 12,848               12,454                12,937
 9/30/98                 13,974               13,511                13,963

--------------------------------------------------------------------------------

/1/With the maximum sales charge of 4.50% for the Intermediate U.S. Government
   Bond Fund and 2.00% for the Short-Intermediate U.S. Government Income Fund, the total return for the Intermediate U.S. Government Bond Fund would have been 8.02%, and the return for the Short-Intermediate U.S. Government Income Fund would have been 6.32%.
/2/The Lipper Intermediate U.S. Government Bond Fund Index invests at least 65% of its assets in bonds issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of five to ten years.
/3/The Lipper Short-Intermediate U.S. Government Bond Fund Index invests at least 65% of its assets in bonds issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of one to five years.
+  The composition of the Funds' holdings is subject to change.

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

As of September 30, 1998, the estimated average maturity of the SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND was 4.03 years. Approximately 56.0% of the Fund was invested in securities issued by the U.S. Treasury, 25.0% in mortgage-backed securities, 12.0% in corporate debt, 6.0% in U.S. Government agency securities, and 1.0% in cash and cash equivalents. The portfolio's average credit quality was AAA.+

                 BB&T Intermediate U.S. Government Bond Fund

                          Average Annual Total Return
                                 As of 9/30/98
--------------------------------------------------------------------------------
                          Inception                                 Since
     Class                   Date        1 Year      5 Year       Inception
--------------------------------------------------------------------------------

Class A Shares*            10/9/92        8.02%      5.28%          6.17%

Class B Shares**            1/1/96        8.26%      ----           4.98%

Trust Shares               10/9/92       13.46%      6.54%          7.27%
--------------------------------------------------------------------------------
 *Reflects 4.50% Maximum Sales Charge
**Reflects applicable deferred sales charge.

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

  Date    Trust Shares   Class A Shares*     Lehman Bros. Int. Govt. Bond Index
  ----    ------------   ---------------     ----------------------------------
10/9/92      10,000          9,551                      10,000
9/30/93      11,076         10,557                      10,823
9/30/94      10,607         10,083                      10,661
9/30/95      11,976         11,357                      11,791
9/30/96      12,386         11,717                      12,392
9/30/97      13,402         12,647                      13,362
9/30/98      15,206         14,300                      14,778

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

  Date        Class B Shares**           Lehman Bros. Int. Govt. Bond Index
 1/1/96           10,000                            10,000
9/30/96            9,752                            10,170
9/30/97           10,448                            10,966
9/30/98           11,429                            12,128

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF SHARES IN THE BB&T MUTUAL FUNDS WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
A portion of the Funds' fees has been voluntarily waived. If the fees had not been waived, the Funds' total returns for the period would have been lower.
The performance of the BB&T Intermediate U.S. Government Bond Fund is measured against the Lehman Brothers Intermediate Government Bond Index, widely used as a broad measure of the performance of the U.S. Government bonds with maturities of less than 10 years. The performance of the BB&T Short-Intermediate U.S. Government Income Fund was previously measured against the Lehman Brothers 1-3 Year Government Bond Index. Due to the discontinuation of this index, the Fund is now measured against the Merrill Lynch 1-3 Year Government Index, widely used as a measure of the performance of the U.S. Government bonds in that maturity range. The indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

THE BB&T PRIME MONEY MARKET FUND/1/
THE BB&T U.S. TREASURY MONEY MARKET FUND/1/

The BB&T PRIME MONEY MARKET FUND was opened to investors on October 1, 1997. For most of the nearly 12 months since, the Federal Reserve Board (Fed) kept the fed funds rate at 5.50%, which helped produce short-term yields that were relatively high, especially in light of the low inflation rate. The Fed's decision to lower the fed funds rate to 5.25% on September 29, 1998, presented us with the challenge to maintain competitive yields in the months to come; in response, we have extended our average maturity to lock in the best yields we could find.

At the same time, we have continued to focus on buying only high-quality, short-term debt instruments for the Fund. With a credit crunch affecting many foreign markets, our focus on quality served us well over the past year, and should offer continued relative safety going forward. We avoided a great deal of paper issued by banks and other financial institutions; we believe these institutions are particularly vulnerable to deteriorating financial conditions throughout the world.

The BB&T U.S. TREASURY MONEY MARKET FUND also responded to falling rates by structuring a higher-than-average maturity. We made a conscious effort to keep as much cash as possible in repurchase agreements ("repos") for as long as possible, and not in T-bills. With the rates on Treasury paper falling so rapidly, the overnight rates on repos were more attractive for our shareholders.

As of September 30, 1998, approximately 66.0% (of the net assets) of the PRIME MONEY MARKET FUND'S portfolio was invested in commercial paper, 29.0% in variable rate notes, and 5.0% in asset-backed securities. The average maturity of the Fund's holdings was 47 days, and the average credit quality was AAA.*

As of September 30, 1998, approximately 68.0% (of the net assets) of the U.S. TREASURY MONEY MARKET FUND'S portfolio was invested in repurchase agreements and 32.0% in U.S. Treasury securities. The average maturity of the Fund's holdings was 39 days, and the average credit quality was AAA.*


--------------------------------------------------------------------------------

/1/An investment in the Funds is not insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
* The composition of the Funds' portfolios is subject to change.

Shares in the Funds involve investment risks, including possible loss of principal, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund shares are not deposits or obligations of, or guaranteed or endorsed by, the Branch Banking and Trust Company or its affiliates, nor are they insured by the FDIC or any other agency.

A portion of the Funds' fees has been voluntarily waived and reimbursed. If the fees had not been waived and reimbursed, the Funds' total returns for the period would have been lower.

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
 BB&T Mutual Funds Group:

We have audited the accompanying statements of assets and liabilities of the BB&T Mutual Funds Group--Prime Money Market Fund, U.S. Treasury Money Market Fund, Short-Intermediate U.S. Government Income Fund, Intermediate U.S. Government Bond Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Growth and Income Stock Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, International Equity Fund, Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund and Capital Manager Growth Fund, including the schedules of portfolio investments, as of September 30, 1998, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the BB&T Mutual Funds Group's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1998, by confirmation with the custodian, brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising the BB&T Mutual Funds Group as of September 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                             KPMG Peat Marwick LLP

Columbus, Ohio
November 13, 1998

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998

                                                          SHORT-
                             PRIME      U.S. TREASURY  INTERMEDIATE   INTERMEDIATE U.S.
                          MONEY MARKET  MONEY MARKET  U.S. GOVERNMENT    GOVERNMENT
                              FUND          FUND        INCOME FUND       BOND FUND
                          ------------  ------------- --------------- -----------------
        ASSETS:
Investments, at value
(Amortized cost
$41,404,016;
$88,874,423;
$155,763,596; and
$178,261,581,
respectively)...........  $41,404,016   $ 88,874,423   $160,456,731     $190,957,883
Repurchase agreements,
at cost.................           --    189,896,389             --               --
                          -----------   ------------   ------------     ------------
   Total investments....   41,404,016    278,770,812    160,456,731      190,957,883
Cash....................          735             --             --               --
Interest and dividends
receivable..............      123,710      1,010,393      2,138,912        2,086,678
Unamortized organization
costs...................        2,351             --             --               --
Receivable for expense
reimbursement...........        3,228             --             --               --
Prepaid expenses and
other...................        3,752             --             --               --
                          -----------   ------------   ------------     ------------
   Total Assets.........   41,537,792    279,781,205    162,595,643      193,044,561
                          -----------   ------------   ------------     ------------
      LIABILITIES:
Dividends payable.......      176,167      1,140,396        687,688          797,545
Accrued expenses and
other payables:
 Investment advisory
 fees...................        6,978         71,143         65,938           77,862
 Administration fees....          170          3,416          1,986            3,134
 Distribution fees--
 Class A................          603          8,467            913              911
 Distribution fees--
 Class B................          175          1,010             --              999
 Other..................       21,853         27,677         34,043           31,689
                          -----------   ------------   ------------     ------------
   Total Liabilities....      205,946      1,252,109        790,568          912,140
                          -----------   ------------   ------------     ------------
      NET ASSETS:
Capital.................   41,331,482    278,528,850    158,567,418      179,268,959
Undistributed
(distributions in excess
of) net investment
income..................        4,810            246        157,106           45,613
Net unrealized
appreciation
(depreciation) on
investments.............           --             --      4,693,135       12,696,302
Accumulated
undistributed net
realized gains (losses)
on investment
transactions............       (4,446)            --     (1,612,584)         121,547
                          -----------   ------------   ------------     ------------
   Net Assets...........  $41,331,846   $278,529,096   $161,805,075     $192,132,421
                          ===========   ============   ============     ============
Net Assets
 Class A................  $ 3,262,433   $ 41,477,558   $  4,475,662     $  4,562,316
 Class B................      300,010      1,255,164             --        1,313,814
 Trust Class............   37,769,403    235,796,374    157,329,413      186,256,291
                          -----------   ------------   ------------     ------------
   Total................  $41,331,846   $278,529,096   $161,805,075     $192,132,421
                          ===========   ============   ============     ============
Outstanding units of
beneficial interest
(shares)
 Class A................    3,262,524     41,477,621        444,684          431,488
 Class B................      300,010      1,255,162             --          124,650
 Trust Class............   37,773,759    235,796,160     15,619,359       17,591,562
                          -----------   ------------   ------------     ------------
   Total................   41,336,293    278,528,943     16,064,043       18,147,700
                          ===========   ============   ============     ============
Net asset value
 Class A--redemption
 price per share........  $      1.00   $       1.00   $      10.06     $      10.57
 Class B--offering
 price per share........  $      1.00   $       1.00   $         --     $      10.54
 Trust Class--offering
 and redemption price
 per share..............  $      1.00   $       1.00   $      10.07     $      10.59
                          ===========   ============   ============     ============
Maximum Sales Charge--
Class A.................          N/A            N/A           2.00%            4.50%
                          ===========   ============   ============     ============
Maximum Offering Price
(100%/(100%-Maximum
Sales Charge) of net
asset value adjusted to
nearest cent) per
share--Class A..........  $      1.00   $       1.00   $      10.27     $      11.07
                          ===========   ============   ============     ============
Maximum Redemption Price
(100%/(100%-Maximum
Redemption Charge) of
net asset value adjusted
to nearest cent) per
share--Class B*.........  $      1.00   $       1.00            N/A     $      11.09
                          ===========   ============   ============     ============

----
* Redemption price per share (Class B) varies by length of time shares are held. (See note 1)
                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998

                          NORTH CAROLINA SOUTH CAROLINA  GROWTH AND
                           INTERMEDIATE   INTERMEDIATE     INCOME       BALANCED
                          TAX-FREE FUND  TAX-FREE FUND   STOCK FUND       FUND
                          -------------- -------------- ------------  ------------
        ASSETS:
Investments, at value
(Cost $78,974,987;
$17,864,756;
$319,630,687; and
$126,024,456,
respectively)...........   $83,099,662    $18,616,369   $420,983,380  $145,518,496
Investments in
affiliates, at value
(Cost $1,029,138).......     1,029,138             --             --            --
                           -----------    -----------   ------------  ------------
   Total investments....    84,128,800     18,616,369    420,983,380   145,518,496
Interest and dividends
receivable..............     1,245,183        221,466        721,006     1,016,422
Receivable for
investments sold........            --             --        374,512            --
Unamortized organization
costs...................            --         12,643             --            --
Receivable for expense
reimbursement...........            --         12,103             --            --
                           -----------    -----------   ------------  ------------
   Total Assets.........    85,373,983     18,862,581    422,078,898   146,534,918
                           -----------    -----------   ------------  ------------
      LIABILITIES:
Dividends payable.......       276,778         58,684        575,387       353,971
Payable for capital
shares redeemed.........            --             --             --           700
Payable for investments
purchased...............            --        251,875        330,419            --
Accrued expenses and
other payables:
 Investment advisory
 fees...................        34,555          4,546        171,887        59,452
 Administration fees....         1,044             76          7,061         2,427
 Distribution fees--
 Class A................         1,354             36          8,128         4,644
 Distribution fees--
 Class B................            --             --         26,373        12,153
 Other..................        14,181          8,400         74,560        28,735
                           -----------    -----------   ------------  ------------
   Total Liabilities....       327,912        323,617      1,193,815       462,082
                           -----------    -----------   ------------  ------------
      NET ASSETS:
Capital.................    80,368,265     17,676,087    301,704,933   121,801,193
Undistributed
(distributions in excess
of) net investment
income..................        28,296          1,008             --        15,592
Net unrealized
appreciation
(depreciation) on
investments.............     4,124,675        751,613    101,352,693    19,494,040
Accumulated
undistributed net
realized gains (losses)
on investment
transactions............       524,835        110,256     17,827,457     4,762,011
                           -----------    -----------   ------------  ------------
   Net Assets...........   $85,046,071    $18,538,964   $420,885,083  $146,072,836
                           ===========    ===========   ============  ============
Net Assets
 Class A................   $11,592,260    $   296,667   $ 39,817,373  $ 21,947,524
 Class B................            --             --     32,454,927    15,182,541
 Trust Class............    73,453,811     18,242,297    348,612,783   108,942,771
                           -----------    -----------   ------------  ------------
   Total................   $85,046,071    $18,538,964   $420,885,083  $146,072,836
                           ===========    ===========   ============  ============
Outstanding units of
beneficial interest
(shares)
 Class A................     1,101,484         28,331      2,154,476     1,587,536
 Class B................            --             --      1,761,670     1,103,665
 Trust Class............     6,978,063      1,752,234     18,822,658     7,897,302
                           -----------    -----------   ------------  ------------
   Total................     8,079,547      1,780,565     22,738,804    10,588,503
                           ===========    ===========   ============  ============
Net asset value
 Class A--redemption
 price per share........   $     10.52    $     10.47   $      18.48  $      13.82
 Class B--offering
 price per share........   $        --    $        --   $      18.42  $      13.76
 Trust Class--offering
 and redemption price
 per share..............   $     10.53    $     10.41   $      18.52  $      13.79
                           ===========    ===========   ============  ============
Maximum Sales Charge--
Class A.................          2.00%          2.00%          4.50%         4.50%
                           ===========    ===========   ============  ============
Maximum Offering Price
(100%/(100%-Maximum
Sales Charge) of net
asset value adjusted to
nearest cent) per
share--Class A..........   $     10.73    $     10.68   $      19.35  $      14.47
                           ===========    ===========   ============  ============
Maximum Redemption Price
(100%/(100%-Maximum
Redemption Charge) of
net asset value adjusted
to nearest cent) per
share--Class B*.........           N/A            N/A   $      19.39  $      14.48
                           ===========    ===========   ============  ============

----
* Redemption price per share (Class B) varies by length of time shares are held. (See note 1)

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998

                          LARGE COMPANY SMALL COMPANY INTERNATIONAL   CAPITAL MANAGER
                             GROWTH        GROWTH        EQUITY     CONSERVATIVE GROWTH
                              FUND          FUND          FUND             FUND
                          ------------- ------------- ------------- -------------------
        ASSETS:
Investments, at value
(Cost $49,558,337;
$77,253,392;
$72,752,105; and $0
respectively)...........   $56,884,717   $82,437,135   $66,408,017      $        --
Investments in
affiliates, at value
(Cost $24,195,703)......            --            --            --       23,991,193
Repurchase agreements,
at cost.................            --     2,011,100            --               --
                           -----------   -----------   -----------      -----------
   Total investments....    56,884,717    84,448,235    66,408,017       23,991,193
Cash....................            --        33,114     9,526,504               --
Interest and dividends
receivable..............        59,655            --       145,508           70,339
Receivable for
investments sold........            --     2,191,624       295,101               --
Receivable for closed
currency contracts......            --            --       472,856               --
Tax reclaim receivable..            --            --        60,448               --
Unamortized organization
costs...................        12,280            --            --            7,137
Foreign currency (Cost
$120,751)...............            --            --       120,901               --
Unrealized foreign
currency gains..........            --            --         1,180               --
                           -----------   -----------   -----------      -----------
   Total Assets.........    56,956,652    86,672,973    77,030,515       24,068,669
                           -----------   -----------   -----------      -----------
      LIABILITIES:
Dividends payable.......         6,413            --            --          164,920
Payable for investments
purchased...............            --     1,324,297     3,340,581               --
Payable for collateral
received on loaned
securities..............            --     2,011,100            --               --
Unrealized foreign
currency losses.........            --            --         3,150               --
Accrued expenses and
other payables:
 Investment advisory
 fees...................        23,332        66,300        60,590              978
 Administration fees....           962         1,401         1,226               99
 Distribution fees--
 Class A................           390         1,983           277               14
 Distribution fees--
 Class B................         3,155         6,991         1,614              --
 Other..................        24,596        15,860        29,408           10,586
                           -----------   -----------   -----------      -----------
   Total Liabilities....        58,848     3,427,932     3,436,846          176,597
                           -----------   -----------   -----------      -----------
      NET ASSETS:
Capital.................    46,010,918    80,421,809    78,301,209       23,726,521
Undistributed
(distributions in excess
of) net investment
income (loss)...........        17,596        (5,595)      275,508           39,004
Net unrealized
appreciation
(depreciation) on
investments and foreign
currency transactions...     7,326,380     5,183,743    (6,329,348)        (204,510)
Accumulated
undistributed net
realized gains (losses)
on investment
transactions and foreign
currency transactions...     3,542,910    (2,354,916)    1,346,300          331,057
                           -----------   -----------   -----------      -----------
   Net Assets...........   $56,897,804   $83,245,041   $73,593,669      $23,892,072
                           ===========   ===========   ===========      ===========

                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                               SEPTEMBER 30, 1998

                          LARGE COMPANY SMALL COMPANY INTERNATIONAL CAPITAL MANAGER
                             GROWTH        GROWTH        EQUITY      CONSERVATIVE
                              FUND          FUND          FUND        GROWTH FUND
                          ------------- ------------- ------------- ---------------
Net Assets
 Class A................   $ 1,937,972   $ 9,456,038   $ 1,314,499    $   118,576
 Class B................     3,984,568     8,609,014     1,922,787             --
 Trust Class............    50,975,264    65,179,989    70,356,383     23,773,496
                           -----------   -----------   -----------    -----------
   Total................   $56,897,804   $83,245,041   $73,593,669    $23,892,072
                           ===========   ===========   ===========    ===========
Outstanding units of
beneficial interest
(shares)
 Class A................       201,547       540,314       132,681         11,797
 Class B................       416,002       502,489       195,285             --
 Trust Class............     5,292,498     3,684,228     7,069,721      2,357,386
                           -----------   -----------   -----------    -----------
   Total................     5,910,047     4,727,031     7,397,687      2,369,183
                           ===========   ===========   ===========    ===========
Net asset value
 Class A--redemption
 price per share........   $      9.62   $     17.50   $      9.91    $     10.05
 Class B--offering
 price per share........   $      9.58   $     17.13   $      9.85    $        --
 Trust Class--offering
 and redemption price
 per share..............   $      9.63   $     17.69   $      9.95    $     10.08
                           ===========   ===========   ===========    ===========
Maximum Sales Charge--
Class A.................          4.50%         4.50%         4.50%          4.50%
                           ===========   ===========   ===========    ===========
Maximum Offering Price
(100%/(100%-Maximum
Sales Charge) of net
asset value adjusted to
nearest cent) per
share--Class A..........   $     10.07   $     18.33   $     10.38    $     10.52
                           ===========   ===========   ===========    ===========
Maximum Redemption Price
(100%/(100%-Maximum
Redemption Charge) of
net asset value adjusted
to nearest cent) per
share--Class B*.........   $     10.08   $     18.03   $     10.37            N/A
                           ===========   ===========   ===========    ===========

----
* Redemption price per share (Class B) varies by length of time shares are held. (See note 1)

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998

                                                CAPITAL MANAGER
                                                MODERATE GROWTH CAPITAL MANAGER
                                                     FUND         GROWTH FUND
                                                --------------- ---------------
                   ASSETS:
Investments in affiliates, at value (Cost
$23,833,469 and $23,151,994, respectively)....    $22,890,771     $21,681,278
Interest and dividends receivable.............         51,049          36,592
Unamortized organization costs................          7,137           7,137
                                                  -----------     -----------
   Total Assets...............................     22,948,957      21,725,007
                                                  -----------     -----------
                 LIABILITIES:
Dividends payable.............................        109,547          66,956
Accrued expenses and other payables:
 Investment advisory fees.....................            934             889
 Administration fees..........................             95              91
 Distribution fees--Class A...................            220              57
 Other........................................         10,491          10,620
                                                  -----------     -----------
   Total Liabilities..........................        121,287          78,613
                                                  -----------     -----------
                 NET ASSETS:
Capital.......................................     23,209,595      22,390,730
Undistributed (distributions in excess of) net
investment income (loss)......................         68,801          87,793
Net unrealized appreciation (depreciation) on
investments...................................       (942,698)     (1,470,716)
Accumulated undistributed net realized gains
(losses) on investment transactions...........        491,972         638,587
                                                  -----------     -----------
   Net Assets.................................    $22,827,670     $21,646,394
                                                  ===========     ===========
Net Assets
 Class A......................................    $ 1,145,610     $   276,281
 Trust Class..................................     21,682,060      21,370,113
                                                  -----------     -----------
   Total......................................    $22,827,670     $21,646,394
                                                  ===========     ===========
Outstanding units of beneficial interest
(shares)
 Class A......................................        116,277          28,572
 Trust Class..................................      2,200,159       2,208,738
                                                  -----------     -----------
   Total......................................      2,316,436       2,237,310
                                                  ===========     ===========
Net asset value
 Class A--redemption price per share..........    $      9.85     $      9.67
 Trust Class--offering and redemption price
 per share....................................    $      9.85     $      9.68
                                                  ===========     ===========
Maximum Sales Charge--Class A.................           4.50%           4.50%
                                                  ===========     ===========
Maximum Offering Price (100%/(100%-Maximum
Sales Charge) of net asset value adjusted
to nearest cent) per share--Class A...........    $     10.31     $     10.13
                                                  ===========     ===========


                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                            STATEMENTS OF OPERATIONS

                                                           SHORT-
                               PRIME     U.S. TREASURY  INTERMEDIATE   INTERMEDIATE U.S.
                           MONEY MARKET  MONEY MARKET  U.S. GOVERNMENT    GOVERNMENT
                               FUND          FUND        INCOME FUND       BOND FUND
                           ------------- ------------- --------------- -----------------
                              FOR THE       FOR THE        FOR THE          FOR THE
                            YEAR ENDED    YEAR ENDED     YEAR ENDED       YEAR ENDED
                           SEPTEMBER 30, SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,
                            1998(A)(B)       1998           1998             1998
                           ------------- ------------- --------------- -----------------
INVESTMENT INCOME:
Interest income..........   $2,918,752    $15,914,344    $ 9,481,501      $11,128,031
Dividend income..........           --             --         83,600           94,331
                            ----------    -----------    -----------      -----------
   Total Income..........    2,918,752     15,914,344      9,565,101       11,222,362
                            ----------    -----------    -----------      -----------
EXPENSES:
Investment advisory
fees.....................      206,135      1,155,223        924,919        1,088,878
Administration fees......      103,067        577,611        308,306          362,963
Distribution fees--Class
A........................        5,909        188,385         22,957           21,178
Distribution fees--Class
B........................          175         12,359             --            8,701
Custodian fees...........       12,748         14,528          9,686            8,640
Accounting fees..........       43,016        109,415         64,055           81,585
Legal fees...............        5,551         28,185         17,402           14,299
Audit fees...............        8,526         15,963         10,534           11,318
Organization costs.......       17,865             --             --               --
Trustees' fees and
expenses.................        1,464          8,991          5,236            5,509
Transfer agent fees......       31,561        126,090         45,624           68,685
Registration and filing
fees.....................       21,084         13,942         21,579           10,952
Printing costs...........       17,815        102,852         32,784           43,754
Other....................        1,827         28,384          3,659            1,153
                            ----------    -----------    -----------      -----------
   Gross Expenses........      476,743      2,381,928      1,466,741        1,727,615
   Expenses waived.......     (123,697)      (501,891)      (207,201)        (192,071)
   Expenses voluntarily
   reimbursed............      (65,024)            --             --               --
                            ----------    -----------    -----------      -----------
   Total Expenses........      288,022      1,880,037      1,259,540        1,535,544
                            ----------    -----------    -----------      -----------
Net Investment Income....    2,630,730     14,034,307      8,305,561        9,686,818
                            ----------    -----------    -----------      -----------
REALIZED/UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains
(losses) on investment
transactions.............       (4,446)            --        (29,919)       2,329,818
Net change in unrealized
appreciation/depreciation
on investments...........           --             --      4,916,929       11,098,366
                            ----------    -----------    -----------      -----------
Net realized/unrealized
gains (losses) on
investments..............       (4,446)            --      4,887,010       13,428,184
                            ----------    -----------    -----------      -----------
Change in net assets
resulting from
operations...............   $2,626,284    $14,034,307    $13,192,571      $23,115,002
                            ==========    ===========    ===========      ===========

----
(a) The Fund commenced operations on October 1, 1997.
(b) The Fund commenced offering Class B Shares on September 2, 1998.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                            STATEMENTS OF OPERATIONS

                           NORTH CAROLINA SOUTH CAROLINA  GROWTH AND
                            INTERMEDIATE   INTERMEDIATE     INCOME        BALANCED
                           TAX-FREE FUND  TAX-FREE FUND   STOCK FUND        FUND
                           -------------- -------------- -------------  -------------
                              FOR THE        FOR THE        FOR THE        FOR THE
                             YEAR ENDED    PERIOD ENDED   YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                1998         1998 (A)        1998           1998
                           -------------- -------------- -------------  -------------
INVESTMENT INCOME:
Interest income..........    $4,120,986     $  841,936   $    468,783    $3,437,105
Dividend income..........            --         24,734      9,105,240     2,004,958
Dividend income from
affiliates...............        40,441             --             --            --
                             ----------     ----------   ------------    ----------
   Total Income..........     4,161,427        866,670      9,574,023     5,442,063
                             ----------     ----------   ------------    ----------
EXPENSES:
Investment advisory
fees.....................       500,038        108,701      3,100,849     1,027,601
Administration fees......       166,679         36,234        838,105       277,746
Distribution fees--Class
A........................        49,850          1,041        197,900       111,291
Distribution fees--Class
B........................            --             --        261,070       109,512
Custodian fees...........         7,905          7,577         10,062         9,921
Accounting fees..........        59,910         46,783        151,458        69,883
Legal fees...............         8,095          2,168         46,445        11,712
Audit fees...............        10,235          2,398         19,225         9,350
Organization costs.......            --          5,964             --            --
Trustees' fees and
expenses.................         3,013            540         15,043         4,943
Transfer agent fees......        38,114         28,214        237,113       145,274
Registration and filing
fees.....................         6,545          8,967         48,642        20,746
Printing costs...........        17,959          5,381         91,389        30,815
Other....................         2,517            772          8,977         4,173
                             ----------     ----------   ------------    ----------
   Gross Expenses........       870,860        254,740      5,026,278     1,832,967
   Expenses waived.......      (179,911)       (82,310)    (1,104,554)     (388,887)
   Expenses voluntarily
   reimbursed............            --        (12,103)            --            --
                             ----------     ----------   ------------    ----------
   Total Expenses........       690,949        160,327      3,921,724     1,444,080
                             ----------     ----------   ------------    ----------
Net Investment Income....     3,470,478        706,343      5,652,299     3,997,983
                             ----------     ----------   ------------    ----------
REALIZED/UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains
(losses) on investment
transactions.............       618,990        114,696     21,641,916     5,078,608
Net change in unrealized
appreciation/depreciation
on investments...........     1,532,666        712,599    (29,688,415)     (685,286)
                             ----------     ----------   ------------    ----------
Net realized/unrealized
gains (losses) on
investments..............     2,151,656        827,295     (8,046,499)    4,393,322
                             ----------     ----------   ------------    ----------
Change in net assets
resulting from
operations...............    $5,622,134     $1,533,638   $ (2,394,200)   $8,391,305
                             ==========     ==========   ============    ==========

----
(a) For the period from October 20, 1997 (commencement of operations) through September 30, 1998.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                            STATEMENTS OF OPERATIONS

                           LARGE COMPANY SMALL COMPANY  INTERNATIONAL   CAPITAL MANAGER
                              GROWTH        GROWTH         EQUITY     CONSERVATIVE GROWTH
                               FUND          FUND           FUND             FUND
                           ------------- -------------  ------------- -------------------
                              FOR THE       FOR THE        FOR THE          FOR THE
                           PERIOD ENDED   YEAR ENDED     YEAR ENDED      PERIOD ENDED
                           SEPTEMBER 30, SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,
                             1998 (A)        1998           1998         1998 (B) (C)
                           ------------- -------------  ------------- -------------------
INVESTMENT INCOME:
Interest income..........   $    35,363  $    422,304    $   220,108       $  3,361
Dividend income..........       722,498        19,322      1,338,513             --
Dividend income from
affiliates...............            --            --             --        808,144
Foreign tax withholding..            --            --       (143,163)            --
                            -----------  ------------    -----------       --------
   Total Income..........       757,861       441,626      1,415,458        811,505
                            -----------  ------------    -----------       --------
EXPENSES:
Investment advisory
fees.....................       381,944       890,569        710,172         56,553
Administration fees......       103,228       178,115        142,036         11,311
Distribution fees--Class
A........................         4,155        57,751          5,828            111
Distribution fees--Class
B........................        15,480        93,005         17,346             --
Custodian fees...........        12,051        64,072         10,918          6,174
Accounting fees..........        54,029        59,486         79,656         20,091
Legal fees...............         5,699         7,251          3,784          2,505
Audit fees...............         4,548         6,532          4,554          2,421
Organization costs.......         6,327            --          2,170          4,100
Trustees' fees and
expenses.................         1,658         3,408          2,678            653
Transfer agent fees......        62,369       173,882         67,465         26,778
Registration and filing
fees.....................        25,834        11,407         20,419         13,644
Printing costs...........        14,368        33,326         25,350          5,363
Other....................         1,603         3,289          2,760            943
                            -----------  ------------    -----------       --------
   Gross Expenses........       693,293     1,582,093      1,095,136        150,647
   Expenses waived.......      (125,950)      (28,876)       (12,915)       (45,372)
                            -----------  ------------    -----------       --------
   Total Expenses........       567,343     1,553,217      1,082,221        105,275
                            -----------  ------------    -----------       --------
Net Investment Income
(Loss)...................       190,518    (1,111,591)       333,237        706,230
                            -----------  ------------    -----------       --------
REALIZED/UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:
Net realized gains
(losses) on investment
transactions.............     4,017,265      (671,786)     1,366,614             --
Net realized gains
(losses) on investment
transactions with
affiliates...............            --            --             --         17,727
Net realized gains
(losses) from foreign
currency transactions....            --            --        285,241             --
Net realized gain
distributions from
underlying funds.........            --            --             --        351,578
Net change in unrealized
appreciation/depreciation
on investments...........    (5,752,976)  (21,630,763)    (9,964,825)      (204,510)
Net change in unrealized
appreciation/depreciation
from translation of
assets and liabilities in
foreign currency.........            --            --         10,789             --
                            -----------  ------------    -----------       --------
Net realized/unrealized
gains (losses) on
investments..............    (1,735,711)  (22,302,549)    (8,302,181)       164,795
                            -----------  ------------    -----------       --------
Change in net assets
resulting from
operations...............   $(1,545,193) $(23,414,140)   $(7,968,944)      $871,025
                            ===========  ============    ===========       ========

----
(a) For the period from October 3, 1997 (commencement of operations) through September 30, 1998.
(b) For the period from October 2, 1997 (commencement of operations) through September 30, 1998.
(c) The Fund commenced offering Class A Shares on January 29, 1998.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                            STATEMENTS OF OPERATIONS

                                               CAPITAL MANAGER
                                               MODERATE GROWTH CAPITAL MANAGER
                                                    FUND         GROWTH FUND
                                               --------------- ---------------
                                                   FOR THE         FOR THE
                                                PERIOD ENDED    PERIOD ENDED
                                                SEPTEMBER 30,   SEPTEMBER 30,
                                                1998 (A) (B)    1998 (A) (B)
                                               --------------- ---------------
INVESTMENT INCOME:
Interest income...............................    $   3,361      $     3,361
Dividend income from affiliates...............      600,972          446,467
                                                  ---------      -----------
   Total Income...............................      604,333          449,828
                                                  ---------      -----------
EXPENSES:
Investment advisory fees......................       56,437           56,201
Administration fees...........................       11,287           11,240
Distribution fees--Class A....................          956              500
Custodian fees................................        6,268            6,414
Accounting fees...............................       20,091           20,091
Legal fees....................................        2,197            2,109
Audit fees....................................        2,421            2,421
Organization costs............................        4,100            4,100
Trustees' fees and expenses...................          653              697
Transfer agent fees...........................       26,778           26,822
Registration and filing fees..................       13,820           13,981
Printing costs................................        5,389            5,436
Other.........................................          916              868
                                                  ---------      -----------
   Gross Expenses.............................      151,313          150,880
   Expenses waived............................      (45,701)         (45,301)
                                                  ---------      -----------
   Total Expenses.............................      105,612          105,579
                                                  ---------      -----------
Net Investment Income.........................      498,721          344,249
                                                  ---------      -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
INVESTMENTS:
Net realized gains (losses) on investment
transactions with affiliates..................       31,966           62,410
Net realized gain distributions from
underlying funds..............................      528,051          663,214
Net change in unrealized appreciation/
depreciation on investments...................     (942,698)      (1,470,716)
                                                  ---------      -----------
Net realized/unrealized gains (losses) on
investments...................................     (382,681)        (745,092)
                                                  ---------      -----------
Change in net assets resulting from
operations....................................    $ 116,040      $  (400,843)
                                                  =========      ===========

----
(a) For the period from October 2, 1997 (commencement of operations) through September 30, 1998.
(b) The Fund commenced offering Class A Shares on January 29, 1998.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 U.S. TREASURY              SHORT-INTERMEDIATE
                            PRIME MONEY          MONEY MARKET                 U.S. GOVERNMENT
                            MARKET FUND              FUND                       INCOME FUND
                           -------------  ----------------------------  ----------------------------
                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                           1998 (A) (B)       1998           1997           1998           1997
                           -------------  -------------  -------------  -------------  -------------
FROM INVESTMENT
ACTIVITIES: OPERATIONS:
 Net investment income.... $   2,630,730  $  14,034,307  $  10,765,763  $  8,305,561   $  5,475,151
 Net realized gains
 (losses) on investment
 transactions.............        (4,446)            --            246       (29,919)        36,735
 Net change in unrealized
 appreciation/depreciation
 on investments...........            --             --             --     4,916,929        312,560
                           -------------  -------------  -------------  ------------   ------------
Change in net assets
resulting from
operations................     2,626,284     14,034,307     10,766,009    13,192,571      5,824,446
                           -------------  -------------  -------------  ------------   ------------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS:
 From net investment
 income...................       (57,024)    (1,750,905)    (1,278,099)     (236,423)      (323,078)
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS:
 From net investment
 income...................          (697)       (48,142)       (55,272)           --             --
DISTRIBUTIONS TO TRUST
CLASS SHAREHOLDERS:
 From net investment
 income...................    (2,573,009)   (12,235,260)    (9,432,392)   (8,069,138)    (5,152,073)
                           -------------  -------------  -------------  ------------   ------------
Change in net assets from
shareholder
distributions.............    (2,630,730)   (14,034,307)   (10,765,763)   (8,305,561)    (5,475,151)
                           -------------  -------------  -------------  ------------   ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued...................   200,254,241    487,187,835    477,597,555    73,721,908     54,649,047
 Dividends reinvested.....        48,575      4,337,585      2,984,920       545,311      1,090,543
 Cost of shares redeemed..  (158,966,524)  (513,879,583)  (414,910,057)  (26,023,271)   (16,392,254)
                           -------------  -------------  -------------  ------------   ------------
Change in net assets from
capital transactions......    41,336,292    (22,354,163)    65,672,418    48,243,948     39,347,336
                           -------------  -------------  -------------  ------------   ------------
Change in net assets......    41,331,846    (22,354,163)    65,672,664    53,130,958     39,696,631
NET ASSETS:
 Beginning of period......            --    300,883,259    235,210,595   108,674,117     68,977,486
                           -------------  -------------  -------------  ------------   ------------
 End of period............ $  41,331,846  $ 278,529,096  $ 300,883,259  $161,805,075   $108,674,117
                           =============  =============  =============  ============   ============
SHARE TRANSACTIONS:
 Issued...................   200,254,242    487,187,834    477,597,555     7,530,796      5,613,734
 Reinvested...............        48,575      4,337,585      2,984,920        55,526        111,753
 Redeemed.................  (158,966,524)  (513,879,582)  (414,909,964)   (2,646,733)    (1,684,651)
                           -------------  -------------  -------------  ------------   ------------
Change in shares..........    41,336,293    (22,354,163)    65,672,511     4,939,589      4,040,836
                           =============  =============  =============  ============   ============

----
(a) The Fund commenced operations on October 1, 1997.
(b) The Fund commenced offering Class B Shares on September 2, 1998.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                               INTERMEDIATE U.S.              NORTH CAROLINA          SOUTH CAROLINA
                                GOVERNMENT BOND            INTERMEDIATE TAX-FREE       INTERMEDIATE
                                     FUND                          FUND               TAX-FREE FUND
                          ----------------------------  ----------------------------  --------------
                             FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                              1998           1997           1998           1997          1998 (A)
                          -------------  -------------  -------------  -------------  --------------
FROM INVESTMENT
ACTIVITIES: OPERATIONS:
 Net investment income..  $  9,686,818   $  7,760,619   $  3,470,478   $  2,490,880    $   706,343
 Net realized gains
 (losses) on investment
 transactions...........     2,329,818       (124,190)       618,990         59,163        114,696
 Net change in
 unrealized
 appreciation/
 depreciation on
 investments............    11,098,366      3,189,400      1,532,666      1,337,500        712,599
                          ------------   ------------   ------------   ------------    -----------
Change in net assets
resulting from
operations..............    23,115,002     10,825,829      5,622,134      3,887,543      1,533,638
                          ------------   ------------   ------------   ------------    -----------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS:
 From net investment
 income.................      (218,025)      (237,636)      (402,433)      (364,471)        (7,750)
 In excess of net
 investment income......          (217)            --             --             --             --
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS:
 From net investment
 income.................       (38,128)       (23,493)            --             --             --
 In excess of net
 investment income......           (25)            --             --             --             --
DISTRIBUTIONS TO TRUST
CLASS SHAREHOLDERS:
 From net investment
 income.................    (9,522,727)    (7,499,490)    (3,068,045)    (2,126,409)      (698,593)
 From net realized gains
 from investment
 transactions...........            --             --             --             --         (4,440)
 In excess of net
 investment income......        (9,865)            --             --             --             --
                          ------------   ------------   ------------   ------------    -----------
Change in net assets
from shareholder
distributions...........    (9,788,987)    (7,760,619)    (3,470,478)    (2,490,880)      (710,783)
                          ------------   ------------   ------------   ------------    -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................    77,526,507     45,662,151     35,765,794     44,964,506     25,741,437
 Dividends reinvested...     3,081,065      4,043,560        364,565        297,458          9,639
 Cost of shares
 redeemed...............   (49,180,401)   (29,036,797)   (23,775,790)   (13,823,035)    (8,034,967)
                          ------------   ------------   ------------   ------------    -----------
Change in net assets
from capital
transactions............    31,427,171     20,668,914     12,354,569     31,438,929     17,716,109
                          ------------   ------------   ------------   ------------    -----------
Change in net assets....    44,753,186     23,734,124     14,506,225     32,835,592     18,538,964
NET ASSETS:
 Beginning of period....   147,379,235    123,645,111     70,539,846     37,704,254             --
                          ------------   ------------   ------------   ------------    -----------
 End of period..........  $192,132,421   $147,379,235   $ 85,046,071   $ 70,539,846    $18,538,964
                          ============   ============   ============   ============    ===========
SHARE TRANSACTIONS:
 Issued.................     7,760,028      4,698,844      3,473,673      4,443,543      2,562,664
 Reinvested.............       306,797        415,863         35,317         29,323            951
 Redeemed...............    (4,876,621)    (2,985,297)    (2,295,775)    (1,359,225)      (783,050)
                          ------------   ------------   ------------   ------------    -----------
Change in shares........     3,190,204      2,129,410      1,213,215      3,113,641      1,780,565
                          ============   ============   ============   ============    ===========

----
(a) For the period from October 20, 1997 (commencement of operations) through September 30, 1998.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                               GROWTH AND INCOME                 BALANCED             LARGE COMPANY
                                  STOCK FUND                       FUND               GROWTH FUND
                          ----------------------------  ----------------------------  -------------
                             FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                          SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                              1998           1997           1998           1997         1998 (A)
                          -------------  -------------  -------------  -------------  -------------
FROM INVESTMENT
ACTIVITIES: OPERATIONS:
 Net investment income..  $  5,652,299   $  4,981,914   $  3,997,983   $  3,628,963   $    190,518
 Net realized gains
 (losses) on investment
 transactions...........    21,641,916     21,222,568      5,078,608      3,823,461      4,017,265
 Net change in
 unrealized
 appreciation/
 depreciation on
 investments............   (29,688,415)    68,548,798       (685,286)    11,630,206     (5,752,976)
                          ------------   ------------   ------------   ------------   ------------
Change in net assets
resulting from
operations..............    (2,394,200)    94,753,280      8,391,305     19,082,630     (1,545,193)
                          ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS:
 From net investment
 income.................      (469,768)      (406,746)      (610,172)      (532,096)        (1,120)
 From net realized gains
 from investment
 transactions...........    (2,344,787)      (886,255)      (488,936)      (398,078)        (1,053)
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS:
 From net investment
 income.................      (125,661)       (75,802)      (227,269)      (125,357)          (382)
 From net realized gains
 from investment
 transactions...........    (1,273,210)      (206,225)      (195,167)       (88,738)        (2,298)
DISTRIBUTIONS TO TRUST
CLASS SHAREHOLDERS:
 From net investment
 income.................    (5,052,761)    (4,503,475)    (3,171,488)    (2,972,191)      (189,016)
 From net realized gains
 from investment
 transactions...........   (20,939,456)    (8,604,815)    (2,542,690)    (2,213,599)      (471,004)
                          ------------   ------------   ------------   ------------   ------------
Change in net assets
from shareholder
distributions...........   (30,205,643)   (14,683,318)    (7,235,722)    (6,330,059)      (664,873)
                          ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................   164,375,541    123,241,859     53,945,233     34,516,341     95,063,688
 Dividends reinvested...    15,611,037      9,323,443      5,439,685      5,447,735         13,188
 Cost of shares
 redeemed...............   (86,854,516)   (81,770,389)   (26,585,285)   (24,767,622)   (35,969,006)
                          ------------   ------------   ------------   ------------   ------------
Change in net assets
from capital
transactions............    93,132,062     50,794,913     32,799,633     15,196,454     59,107,870
                          ------------   ------------   ------------   ------------   ------------
Change in net assets....    60,532,219    130,864,875     33,955,216     27,949,025     56,897,804
NET ASSETS:
 Beginning of period....   360,352,864    229,487,989    112,117,620     84,168,595             --
                          ------------   ------------   ------------   ------------   ------------
 End of period..........  $420,885,083   $360,352,864   $146,072,836   $112,117,620   $ 56,897,804
                          ============   ============   ============   ============   ============
SHARE TRANSACTIONS:
 Issued.................     8,269,791      7,276,447      3,856,203      2,754,247      9,532,115
 Reinvested.............       807,285        580,100        394,306        444,651          1,324
 Redeemed...............    (4,346,118)    (4,808,625)    (1,905,688)    (2,005,976)    (3,623,392)
                          ------------   ------------   ------------   ------------   ------------
Change in shares........     4,730,958      3,047,922      2,344,821      1,192,922      5,910,047
                          ============   ============   ============   ============   ============

----
(a) For the period from October 3, 1997 (commencement of operations) through September 30, 1998.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     CAPITAL MANAGER
                                  SMALL COMPANY               INTERNATIONAL        CONSERVATIVE GROWTH
                                   GROWTH FUND                 EQUITY FUND                FUND
                           --------------------------- --------------------------- -------------------
                              FOR THE       FOR THE       FOR THE       FOR THE          FOR THE
                            YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED     PERIOD ENDED
                           SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,    SEPTEMBER 30,
                               1998          1997          1998        1997 (A)         1998 (B)
                           ------------- ------------- ------------- ------------- -------------------
FROM INVESTMENT
ACTIVITIES: OPERATIONS:
 Net investment income
 (loss)...................  $(1,111,591)  $  (648,459)  $   333,237   $   100,321      $   706,230
 Net realized gains
 (losses) on investment
 transactions.............     (671,786)     (226,983)    1,366,614     1,278,028               --
 Net realized gains
 (losses) on investment
 transactions with
 affiliates...............           --            --            --            --           17,727
 Net realized gains
 (losses) from foreign
 currency transactions....           --            --       285,241       114,474               --
 Net realized gain
 distributions from
 underlying funds.........           --            --            --            --          351,578
 Net change in unrealized
 appreciation/depreciation
 on investments...........  (21,630,763)   10,884,559    (9,964,825)    3,620,737         (204,510)
 Net change in unrealized
 appreciation/depreciation
 from translation of
 assets and liabilities in
 foreign currency.........           --            --        10,789         3,951               --
                            -----------   -----------   -----------   -----------      -----------
Change in net assets
resulting from
operations................  (23,414,140)   10,009,117    (7,968,944)    5,117,511          871,025
                            -----------   -----------   -----------   -----------      -----------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS:
 From net investment
 income...................           --            --        (3,734)         (489)          (1,053)
 From net realized gains
 from investment
 transactions.............           --            --       (18,552)           --               --
 In excess of net
 investment income........           --            --        (1,175)         (559)              --
 In excess of net realized
 gains from investment
 transactions.............     (166,425)       (8,888)           --            --               --
DISTRIBUTIONS TO CLASS B
SHAREHOLDERS:
 From net investment
 income...................           --            --            --          (251)              --
 From net realized gains
 from investment
 transactions.............           --            --       (29,878)           --               --
 In excess of net
 investment income........           --            --        (2,052)         (286)              --
 In excess of net realized
 gains from investment
 transactions.............     (128,891)       (4,428)           --            --               --
DISTRIBUTIONS TO TRUST
CLASS SHAREHOLDERS:
 From net investment
 income...................           --            --      (342,214)      (99,581)        (705,177)
 From net realized gains
 from investment
 transactions.............           --            --    (1,229,598)           --               --
 In excess of net
 investment income........           --            --       (17,843)     (113,629)              --
 In excess of net realized
 gains from investment
 transactions.............     (933,116)      (40,858)           --            --               --
                            -----------   -----------   -----------   -----------      -----------
Change in net assets from
shareholder
distributions.............   (1,228,432)      (54,174)   (1,645,046)     (214,795)        (706,230)
                            -----------   -----------   -----------   -----------      -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued...................   90,705,910    48,655,648    37,976,546    51,911,874       23,734,446
 Dividends reinvested.....      743,235        40,212       576,374        89,459              319
 Cost of shares redeemed..  (63,766,251)  (25,431,484)   (9,730,326)   (2,518,984)          (7,488)
                            -----------   -----------   -----------   -----------      -----------
Change in net assets from
capital transactions......   27,682,894    23,264,376    28,822,594    49,482,349       23,727,277
                            -----------   -----------   -----------   -----------      -----------
Change in net assets......    3,040,322    33,219,319    19,208,604    54,385,065       23,892,072
NET ASSETS:
 Beginning of period......   80,204,719    46,985,400    54,385,065            --               --
                            -----------   -----------   -----------   -----------      -----------
 End of period............  $83,245,041   $80,204,719   $73,593,669   $54,385,065      $23,892,072
                            ===========   ===========   ===========   ===========      ===========
SHARE TRANSACTIONS:
 Issued...................    4,350,347     2,498,285     3,389,581     5,042,411        2,369,887
 Reinvested...............       35,920         2,036        53,679         8,292               31
 Redeemed.................   (3,081,871)   (1,300,018)     (868,492)     (227,784)            (735)
                            -----------   -----------   -----------   -----------      -----------
Change in shares..........    1,304,396     1,200,303     2,574,768     4,822,919        2,369,183
                            ===========   ===========   ===========   ===========      ===========

----
(a) From January 2, 1997 (commencement of operations) through September 30,
    1997.
(b) The Fund commenced offering Trust Shares on October 2, 1997 and Class A Shares on January 29, 1998.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                CAPITAL MANAGER
                                                MODERATE GROWTH CAPITAL MANAGER
                                                     FUND         GROWTH FUND
                                                --------------- ---------------
                                                    FOR THE         FOR THE
                                                 PERIOD ENDED    PERIOD ENDED
                                                 SEPTEMBER 30,   SEPTEMBER 30,
                                                   1998 (A)        1998 (A)
                                                --------------- ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........................   $   498,721     $   344,249
 Net realized gains (losses) on investment
 transactions with affiliates..................        31,966          62,410
 Net realized gain distributions from
 underlying funds..............................       528,051         663,214
 Net change in unrealized
 appreciation/depreciation on investments......      (942,698)     (1,470,716)
                                                  -----------     -----------
Change in net assets resulting from
operations.....................................       116,040        (400,843)
                                                  -----------     -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income....................        (5,356)         (1,661)
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS:
 From net investment income....................      (493,365)       (342,588)
                                                  -----------     -----------
Change in net assets from shareholder
distributions..................................      (498,721)       (344,249)
                                                  -----------     -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued...................    23,215,874      22,390,339
 Dividends reinvested..........................           310           1,147
 Cost of shares redeemed.......................        (5,833)             --
                                                  -----------     -----------
Change in net assets from capital
transactions...................................    23,210,351      22,391,486
                                                  -----------     -----------
Change in net assets...........................    22,827,670      21,646,394
NET ASSETS:
 Beginning of period...........................            --              --
                                                  -----------     -----------
 End of period.................................   $22,827,670     $21,646,394
                                                  ===========     ===========
SHARE TRANSACTIONS:
 Issued........................................     2,316,995       2,237,201
 Reinvested....................................            30             109
 Redeemed......................................          (589)             --
                                                  -----------     -----------
Change in shares...............................     2,316,436       2,237,310
                                                  ===========     ===========

----
(a) The Fund commenced offering Trust Shares on October 2, 1997 and Class A Shares on January 29, 1998.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

PRIME MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

 PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ---------  -----------------------------------------------------   -----------
 ASSET BACKED SECURITIES (4.6%):
 Industrial Goods & Services (4.6%):
 $1,900,000 SMM Co. NV, 5.58%*, 10/13/98 (b).....................   $ 1,900,000
                                                                    -----------
   Total Asset Backed Securities                                      1,900,000
                                                                    -----------
 COMMERCIAL PAPER (66.3%):
 Banks (9.6%):
  2,000,000 Nationsbank Corp., 5.62%, 12/4/98....................     1,980,409
  2,000,000 Unifunding Inc., 5.51%, 11/4/98......................     1,989,592
                                                                    -----------
                                                                      3,970,001
                                                                    -----------
 Consumer Goods & Services (8.8%):
  2,000,000 Gillette Co., 5.78%, 10/1/98 (b).....................     2,000,000
  1,649,000 Nestle Capital Corp., 5.50%, 10/1/98.................     1,649,000
                                                                    -----------
                                                                      3,649,000
                                                                    -----------
 Electronic Instruments (4.8%):
  2,000,000 Emerson Electric Corp., 5.75%, 10/1/98...............     2,000,000
                                                                    -----------
 Financial Services (27.6%):
  2,000,000 American Express Credit Corp., 5.19%, 3/15/99........     1,952,425
  2,500,000 Cc (USA) Inc., 5.63%,
            10/16/98 (b).........................................     2,494,291
  2,000,000 CIT Group Holdings, Inc., 5.45%, 12/29/98............     1,973,053
  1,000,000 CS First Boston, 5.51%, 11/24/98 (b).................       991,735
  2,000,000 General Electric Capital Corp., 5.42%, 3/12/99.......     1,951,220
  2,000,000 Lehman Brothers Holdings, Inc., Series 3-A-3, 5.68%,
            11/25/98.............................................     1,983,041
                                                                    -----------
                                                                     11,345,765
                                                                    -----------
 Industrial Goods & Services (4.7%):
  2,000,000 John Deere Capital Corp., 5.33%, 2/26/99.............     1,956,176
                                                                    -----------
 Industrial Materials (4.8%):
  2,000,000 Cooper Industries Corp., 6.05%, 10/1/98..............     2,000,000
                                                                    -----------

 PRINCIPAL                        SECURITY                          AMORTIZED
   AMOUNT                        DESCRIPTION                          COST
 ---------  ----------------------------------------------------   -----------
 COMMERCIAL PAPER, CONTINUED:
 Insurance (6.0%):
 $2,500,000 Prudential Funding Corp., Series 3-A-3, 5.63%,
            11/19/98............................................   $ 2,481,251
                                                                   -----------
   Total Commercial Paper                                           27,402,193
                                                                   -----------
 VARIABLE RATE NOTES (29.3%):
 Banks (11.1%):
  1,600,000 Corestates Capital Corp., 5.55%*, 10/28/98..........     1,600,718
  3,000,000 Key Bank New York, 5.72%*, 10/1/98..................     3,000,001
                                                                   -----------
                                                                     4,600,719
                                                                   -----------
 Financial Services (18.2%):
  2,000,000 American Honda Finance, 5.66%*, 10/9/98 (b).........     2,000,000
  3,000,000 Bear Stearns Cos., Inc., 5.76%*, 11/10/98...........     3,001,230
  2,500,000 Beneficial Corp., 5.63%*, 11/4/98...................     2,499,874
                                                                   -----------
                                                                     7,501,104
                                                                   -----------
   Total Variable Rate Notes                                        12,101,823
                                                                   -----------
   Total Investments (Amortized Cost $41,404,016) (a)--100.2%       41,404,016
   Liabilities in excess of other assets--(0.2)%                       (72,170)
                                                                   -----------
   TOTAL NET ASSETS--100.0%                                        $41,331,846
                                                                   ===========

----
* The rate reflected is the rate in effect at September 30, 1998. The maturity reflected is the next rate change date.
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The board of trustees has deemed these securities to be liquid.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                 U.S. TREASURY MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

  PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
  ---------  -----------------------------------------------------   -----------
 U.S. TREASURY BILLS (2.5%):
 $ 7,000,000 4/1/99...............................................   $ 6,841,812
                                                                     -----------
   Total U.S. Treasury Bills                                           6,841,812
                                                                     -----------
 U.S. TREASURY NOTES (29.5%):
  15,000,000 4.75%, 10/31/98......................................    14,993,474
  15,000,000 5.50%, 11/15/98......................................    14,997,482
  15,000,000 5.00%, 1/31/99.......................................    14,973,946
  15,000,000 5.00%, 2/15/99.......................................    14,975,984
  15,000,000 6.25%, 3/31/99.......................................    15,056,898
   7,000,000 6.25%, 5/31/99.......................................     7,034,827
                                                                     -----------
   Total U.S. Treasury Notes                                          82,032,611
                                                                     -----------

  PRINCIPAL                       SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                          COST
  ---------  --------------------------------------------------   ------------
 REPURCHASE AGREEMENTS (68.1%):
 $50,000,000 First Boston, 5.45%, 10/1/98 (Collateralized by
             $50,007,569 U.S. Treasury Note, 5.50%, 2/28/99,
             market value--$51,502,678)........................   $ 50,000,000
  50,000,000 HSBC, 5.40%, 10/1/98 (Collateralized by
             $48,057,000 U.S. Treasury Note, 6.25%, 1/31/02,
             market value--$51,000,491)........................     50,000,000
  50,000,000 Lehman Brothers, 5.50%, 10/1/98 (Collateralized by
             $34,625,000 U.S. Treasury Bonds, 9.25%, 2/15/16,
             market value--$51,004,248)........................     50,000,000
  39,896,389 Nationsbank, 5.55%, 10/1/98 (Collateralized by
             $38,375,000 U.S. Treasury Note, 6.00%, 7/31/02,
             market value--$41,450,468)........................     39,896,389
                                                                  ------------
   Total Repurchase Agreements                                     189,896,389
                                                                  ------------
   Total Investments (Amortized Cost $278,770,812) (a)--100.1%     278,770,812
   Liabilities in excess of other assets--(0.1)%                      (241,716)
                                                                  ------------
   TOTAL NET ASSETS--100.0%                                       $278,529,096
                                                                  ============

----
(a) Cost for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

   SHARES
     OR
  PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                          DESCRIPTION                          VALUE
  ---------  ------------------------------------------------------   ----------
 CORPORATE BONDS (11.8%):
 Banks (3.9%):
 $ 3,000,000 Nationsbank Corp., 6.13%, 7/15/04.....................   $3,142,500
   3,000,000 SunTrust Banks, 7.38%, 7/1/02.........................    3,228,750
                                                                      ----------
                                                                       6,371,250
                                                                      ----------
 Financial Services (4.6%):
   3,000,000 Ford Motor Credit Co., 6.55%, 9/10/02.................    3,161,250
   4,000,000 Sears Roebuck Acceptance, 6.00%, 3/20/03..............    4,120,000
                                                                      ----------
                                                                       7,281,250
                                                                      ----------
 Industrial Goods & Services (3.3%):
   5,000,000 IBM Corp., 6.22%, 8/1/27, Putable 8/1/04 @ 100........    5,375,000
                                                                      ----------
   Total Corporate Bonds                                              19,027,500
                                                                      ----------
 PASS-THROUGH MORTGAGE SECURITIES (23.9%):
 Federal Home Loan Mortgage Corp. (5.1%):
   2,145,788 6.00%, 11/1/02, Pool # G40168.........................    2,177,975
   1,379,850 6.50%, 2/1/11, Pool # G10473..........................    1,415,202
   1,746,584 6.00%, 3/1/11, Pool # E20228..........................    1,774,407
   2,760,505 6.50%, 12/1/12, Gold Pool # E00523....................    2,820,020
                                                                      ----------
                                                                       8,187,604
                                                                      ----------
 Federal National Mortgage Assoc. (18.8%):
   1,923,239 6.50%, 4/1/03, Pool # 303863..........................    1,952,088
   1,430,081 7.00%, 6/1/08, Pool # 50751...........................    1,478,790
   1,967,870 7.50%, 12/1/08, Pool # 190611.........................    2,031,825
   1,871,419 6.00%, 3/1/09, Pool # 50986...........................    1,898,891
   1,993,008 6.00%, 4/1/09, Pool # 190759..........................    2,022,266
   1,794,295 6.50%, 4/1/09, Pool # 250009..........................    1,839,709
   5,762,006 6.00%, 12/1/09, Pool # 313658.........................    5,844,805
   2,902,486 6.00%, 4/1/13, Pool #251656...........................    2,930,582

   SHARES
     OR
  PRINCIPAL                        SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                          VALUE
  ---------  ----------------------------------------------------   ------------
 PASS-THROUGH MORTGAGE SECURITIES, CONTINUED:
 Federal National Mortgage Assoc., continued:
 $ 5,000,000 6.25%, 7/18/13, Pool #1998-36, CMO..................   $  5,198,750
   5,000,000 6.00%, 11/18/22, Pool #1998-36, CMO.................      5,199,950
                                                                    ------------
                                                                      30,397,656
                                                                    ------------
   Total Pass-through Mortgage Securities                             38,585,260
                                                                    ------------
 U.S. GOVERNMENT AGENCIES (6.6%):
 Federal Home Loan Bank (5.3%):
   3,000,000 6.17%, 3/8/01.......................................      3,098,880
   3,000,000 6.41%, 10/11/05.....................................      3,266,520
   2,000,000 6.79%, 2/5/07.......................................      2,248,760
                                                                    ------------
                                                                       8,614,160
                                                                    ------------
 Federal Home Loan Mortgage Corp. (1.3%):
   2,000,000 5.75%, 4/15/08......................................      2,125,120
                                                                    ------------
   Total U.S. Government Agencies                                     10,739,280
                                                                    ------------
 U.S. TREASURY NOTES (55.9%):
   7,000,000 5.75%, 12/31/98.....................................      7,022,540
  14,500,000 6.50%, 4/30/99......................................     14,652,250
   9,500,000 8.00%, 8/15/99......................................      9,773,125
   8,500,000 5.63%, 10/31/99.....................................      8,592,310
  12,000,000 6.75%, 4/30/00......................................     12,408,960
  12,000,000 5.63%, 2/28/01......................................     12,335,400
   5,000,000 5.88%, 11/30/01.....................................      5,216,750
   8,000,000 6.38%, 8/15/02......................................      8,556,400
  11,000,000 5.88%, 11/15/05.....................................     11,982,300
                                                                    ------------
   Total U.S. Treasury Notes                                          90,540,035
                                                                    ------------
 INVESTMENT COMPANIES (1.0%):
   1,564,656 Provident Federal Fund..............................      1,564,656
                                                                    ------------
   Total Investment Companies                                          1,564,656
                                                                    ------------
   Total Investments (Cost $155,763,596)(a)--99.2%                   160,456,731
   Other assets in excess of liabilities--0.8%                         1,348,344
                                                                    ------------
   TOTAL NET ASSETS--100.0%                                         $161,805,075
                                                                    ============

----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $29,765. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

               Unrealized appreciation..  $4,955,143
               Unrealized depreciation..     291,773
                                          ----------
               Net unrealized apprecia-
               tion.....................  $4,663,370
                                          ==========

CMO--Collateralized Mortgage Obligation.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

   SHARES
     OR
  PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ----------- -----------------------------------------------------   -----------
 CORPORATE BONDS (22.6%):
 Banks (4.4%):
 $ 3,000,000 AmSouth Bank, 6.45%, 2/1/18, Callable 2/1/08 @ 100...   $ 3,116,250
   5,000,000 SunTrust Banks, 7.38%, 7/1/02........................     5,381,250
                                                                     -----------
                                                                       8,497,500
                                                                     -----------
 Consumer Goods & Services (1.6%):
   3,000,000 Kimberly-Clark Corp., 6.25%, 7/15/18.................     3,112,500
                                                                     -----------
 Financial Services (8.2%):
   5,000,000 Ford Motor Credit Co., 6.55%, 9/10/02................     5,268,750
   5,000,000 Morgan Stanley Dean Witter, 6.38%, 8/1/02............     5,206,250
   5,000,000 Sears Roebuck Acceptance, 6.00%, 3/20/03.............     5,150,000
                                                                     -----------
                                                                      15,625,000
                                                                     -----------
 Industrial Goods & Services (5.5%):
   3,000,000 Honeywell, Inc., 6.63%, 6/15/28......................     3,135,000
   7,000,000 IBM Corp., 6.22%, 8/1/27, Putable 8/1/04 @ 100.......     7,525,000
                                                                     -----------
                                                                      10,660,000
                                                                     -----------
 Leisure Time Industries (2.9%):
   5,000,000 The Walt Disney Co., 6.75%, 3/30/06..................     5,512,500
                                                                     -----------
   Total Corporate Bonds                                              43,407,500
                                                                     -----------
 PASS-THROUGH MORTGAGE SECURITIES (19.3%):
 Federal Home Loan Mortgage Corp. (6.2%):
   1,712,008 7.50%, 7/1/07, Pool # E00108.........................     1,770,319
   1,642,475 6.50%, 2/1/11, Pool # G10473.........................     1,684,555
   1,746,584 6.00%, 3/1/11, Pool # E20228.........................     1,774,407
   3,008,605 6.50%, 4/1/11, Pool # E20235.........................     3,088,514
   3,680,673 6.50%, 12/1/12, Gold Pool # E00523...................     3,760,027
                                                                     -----------
                                                                      12,077,822
                                                                     -----------
 Federal National Mortgage Assoc. (11.2%):
   3,935,213 6.00%, 6/1/08, Pool # 124885.........................     4,015,138
   2,655,865 7.00%, 6/1/08, Pool # 50751..........................     2,746,324
   2,469,431 6.00%, 12/1/09, Pool # 313658........................     2,504,917

   SHARES
     OR
  PRINCIPAL                        SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                          VALUE
 ----------- ----------------------------------------------------   ------------
 PASS-THROUGHS MORTGAGE SECURITIES, CONTINUED:
 Federal National Mortgage Assoc., continued:
 $ 3,869,981 6.00%, 4/1/13, Pool #251656.........................   $  3,907,443
   5,000,000 6.00%, 11/18/22, Pool #1998-36, CMO.................      5,199,950
   2,907,582 7.00%, 4/1/24, Pool # 250005........................      2,998,444
                                                                    ------------
                                                                      21,372,216
                                                                    ------------
 Government National Mortgage Assoc. (1.9%):
   3,537,574 7.00%, 8/15/23, Pool # 354627.......................      3,668,005
                                                                    ------------
   Total Pass-throughs Mortgage Securities                            37,118,043
                                                                    ------------
 U.S. GOVERNMENT AGENCIES (8.0%):
 Federal Home Loan Bank (6.3%):
   3,000,000 7.36%, 7/1/04.......................................      3,391,230
   3,000,000 6.41%, 10/11/05.....................................      3,266,520
   2,000,000 6.79%, 2/5/07.......................................      2,248,760
   3,000,000 5.84%, 7/14/08......................................      3,197,670
                                                                    ------------
                                                                      12,104,180
                                                                    ------------
 Federal Home Loan Mortgage Corp. (1.7%):
   3,000,000 5.75%, 4/15/08......................................      3,187,680
                                                                    ------------
   Total U.S. Government Agencies                                     15,291,860
                                                                    ------------
 U.S. TREASURY BONDS (10.7%):
   6,500,000 7.50%, 11/15/16.....................................      8,281,065
  11,000,000 6.00%, 2/15/26......................................     12,286,670
                                                                    ------------
   Total U.S. Treasury Bonds                                          20,567,735
                                                                    ------------
 U.S. TREASURY NOTES (38.5%):
   9,000,000 6.38%, 8/15/02......................................      9,625,950
  13,250,000 6.25%, 2/15/03......................................     14,238,847
  10,500,000 7.25%, 8/15/04......................................     12,038,145
   9,500,000 5.88%, 11/15/05.....................................     10,348,350
  12,500,000 6.50%, 10/15/06.....................................     14,180,500
  12,000,000 6.25%, 2/15/07......................................     13,469,880
                                                                    ------------
   Total U.S. Treasury Notes                                          73,901,672
                                                                    ------------
 INVESTMENT COMPANIES (0.3%):
     671,073 Provident Federal Fund..............................        671,073
                                                                    ------------
   Total Investment Companies                                            671,073
                                                                    ------------
   Total Investments (Cost $178,261,581)(a)--99.4%                   190,957,883
   Other assets in excess of liabilities--0.6%                         1,174,538
                                                                    ------------
   TOTAL NET ASSETS--100.0%                                         $192,132,421
                                                                    ============

----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $43,125. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

               Unrealized apprecia-
               tion....................  $12,653,177
               Unrealized deprecia-
               tion....................            0
                                         -----------
               Net unrealized apprecia-
               tion....................  $12,653,177
                                         ===========

CMO--Collateralized Mortgage Obligation.
                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS (97.7%):
 Education Bonds (2.2%):
 $  500,000 North Carolina Educational Facilities, 5.00%,
            10/1/17, Callable 10/1/06 @ 102......................   $   505,890
    550,000 University of North Carolina, Asheville Revenue,
            5.15%, 6/1/18, Callable 6/1/07 @ 102, AMBAC..........       559,449
    250,000 University of North Carolina, University Revenues,
            4.90%, 8/1/03, Callable 8/1/02 @ 102.................       262,370
    500,000 University of North Carolina, University Revenues,
            5.20%, 5/15/05.......................................       537,305
                                                                    -----------
                                                                      1,865,014
                                                                    -----------
 General Obligation Bonds (67.6%):
    600,000 Asheville, North Carolina, 6.00%, 3/1/01.............       632,490
    250,000 Asheville, North Carolina, 5.00%, 6/1/09, Callable
            6/1/07 @ 101, MBIA...................................       266,138
    500,000 Buncombe County, North Carolina, 5.00%, 3/1/01.......       515,715
    500,000 Buncombe County, North Carolina, 5.00%, 3/1/03.......       525,015
    350,000 Buncombe County, North Carolina, 5.10%, 3/1/04.......       372,085
    500,000 Buncombe County, North Carolina, 5.80%, 2/1/05,
            Callable 2/1/04 @ 100.5..............................       548,385
  1,000,000 Buncombe County, North Carolina, 5.10%, 3/1/07.......     1,080,910
    500,000 Buncombe County, North Carolina, 5.30%, 3/1/08, FSA..       543,750
    750,000 Burke County, North Carolina, 6.25%, 3/1/99, MBIA....       759,225
    500,000 Burke County, North Carolina, 6.30%, 3/1/01, MBIA....       530,520
    400,000 Burlington, North Carolina, 5.10%, 2/1/07............       430,616
    500,000 Cabarrus County, North Carolina, 5.30%, 2/1/11,
            Callable 2/1/07 @ 102, MBIA..........................       542,435
  1,500,000 Cabarrus County, North Carolina, 5.30%, 2/1/13,
            Callable 2/1/07 @ 102, MBIA..........................     1,610,864
    500,000 Cary, North Carolina, 5.50%, 2/1/01..................       520,735
    500,000 Catawba County, North Carolina, 5.70%, 6/1/06,
            Callable 6/1/04 @ 101................................       548,835
    250,000 Charlotte, North Carolina, 6.40%, 2/1/99.............       252,603
    250,000 Charlotte, North Carolina, 5.20%, 7/1/01.............       260,313
  1,000,000 Charlotte, North Carolina, Water & Sewer, 6.20%,
            6/1/01...............................................     1,064,760
    500,000 Charlotte, North Carolina, Series A, 5.50%, 7/1/06,
            Callable 7/1/02 @ 102................................       536,480
    500,000 Chatham County, North Carolina, 5.40%, 4/1/11,
            Callable 4/1/06 @102.................................       544,040
    600,000 Cleveland County, North Carolina, 5.10%, 6/1/03,
            FGIC.................................................       634,104
  1,000,000 Craven County, North Carolina, 5.50%, 6/1/07,
            Callable 6/1/06 @ 100.5, MBIA........................     1,101,169
    500,000 Craven County, North Carolina, 5.50%, 6/1/09,
            Callable 6/1/06 @ 102, MBIA..........................       550,090
  1,000,000 Craven County, North Carolina, 5.50%, 6/1/16,
            Callable 6/1/06 @ 102, MBIA..........................     1,077,050
    500,000 Cumberland County, North Carolina, Certificate of
            Participation, Civic Center Project-Series A, 5.80%,
            12/1/03,AMBAC........................................       545,770
    400,000 Davidson County, North Carolina, Certificate of
            Participation, 5.00%, 6/1/18, Callable 6/1/08 @ 101,
            MBIA.................................................       404,916
    500,000 Durham & Wake Counties, North Carolina, 5.75%,
            4/1/02...............................................       533,555
    500,000 Durham County, North Carolina, 5.40%, 2/1/02.........       526,580
    250,000 Durham County, North Carolina, 5.20%, 3/1/03,
            Callable 3/1/02 @ 100.5..............................       262,708
    340,000 Durham County, North Carolina, 5.20%, 3/1/05,
            Callable 3/1/02 @ 101.5..............................       359,152
    500,000 Durham County, North Carolina, Certificate of
            Participation, 5.00%, 5/1/14, Callable 5/1/08 @ 102..       516,880
    750,000 Durham, North Carolina, 4.90%, 2/1/04................       790,215
    500,000 Durham, North Carolina, 5.00%, 2/1/05................       532,320
    500,000 Fayetteville, North Carolina, 6.50%, 3/1/14, FGIC....       529,570
    500,000 Forsyth County, North Carolina, 6.20%, 3/1/04,
            Callable 3/1/01 @ 101.5..............................       536,400
  1,000,000 Forsyth County, North Carolina, 5.20%, 6/1/02........     1,051,330
    500,000 Forsyth County, North Carolina, 5.60%, 8/1/03,
            Callable 8/1/02 @ 100.5..............................       535,090

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                       NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS, CONTINUED:
 General Obligation Bonds, continued:
 $  265,000 Forsyth County, North Carolina, 5.40%, 6/1/04,
            Callable 6/1/02 @101.................................   $   281,875
    500,000 Forsyth County, North Carolina, 5.10%, 8/1/04........       534,250
    500,000 Forsyth County, North Carolina, 4.75%, 2/1/12,
            Callable 2/1/06 @ 102................................       514,935
    500,000 Gaston County, North Carolina, 5.00%, 3/1/08,
            Callable 3/1/06 @ 101, AMBAC.........................       532,220
  1,000,000 Gaston County, North Carolina, 5.50%, 5/1/09,
            Callable 5/1/07 @ 101, FGIC..........................     1,108,709
    500,000 Gaston County, North Carolina, 5.00%, 3/1/14, FGIC...       522,430
    500,000 Goldsboro, North Carolina, 4.90%, 6/1/01.............       515,995
    500,000 Greensboro, North Carolina, 5.40%, 4/1/02............       527,515
    500,000 Greensboro, North Carolina, 4.70%, 4/1/12, Callable
            4/1/08 @ 102.........................................       511,770
    500,000 Greensboro, North Carolina, 5.20%, 6/1/12, Callable
            6/1/07 @ 102.........................................       534,090
    300,000 Guilford County, North Carolina, 4.50%, 2/1/15,
            Callable 2/1/08 @ 102................................       295,887
    890,000 Henderson County, North Carolina, 6.50%, 6/1/01......       954,142
    600,000 Hickory, North Carolina, 6.50%, 5/1/01...............       641,964
    500,000 Iredell County, North Carolina, 4.75%, 2/1/15,
            Callable 2/1/07 @ 102................................       502,230
    500,000 Johnston County, North Carolina, 5.00%, 5/1/09,
            Callable 5/1/07 @ 101, FGIC..........................       533,185
    500,000 Johnston County, North Carolina, 5.00%, 5/1/17,
            Callable 5/1/07 @ 102, FGIC..........................       515,750
    500,000 Lee County, North Carolina, 5.50%, 2/1/00............       512,785
    250,000 Lee County, North Carolina, 5.60%, 2/1/03, Callable
            2/1/02 @ 100.5.......................................       265,388
    500,000 Lincoln County, North Carolina, 4.70%, 6/1/01, FGIC..       513,470
    750,000 Lincoln County, North Carolina, 4.80%, 6/1/04, FGIC..       787,110
    700,000 Mecklenburg County, North Carolina, 5.75%, 3/1/03,
            Callable 3/1/02 @ 100.5..............................       747,831
  1,000,000 Mecklenburg County, North Carolina, 5.40%, 4/1/03....     1,068,210
  1,500,000 Mecklenburg County, North Carolina, 5.50%, 4/1/11,
            Callable 4/1/04 @ 102................................     1,621,094
  1,000,000 Moore County, North Carolina, 4.60%, 6/1/12, Callable
            6/1/08 @ 102, MBIA...................................     1,012,320
    625,000 New Hanover County, North Carolina, 5.30%, 5/1/09,
            Callable 5/1/06 @ 101.5..............................       678,638
    250,000 New Hanover County, North Carolina, 4.80%, 2/1/12,
            Callable 2/1/08 @ 102................................       257,040
    500,000 New Hanover County, North Carolina, 5.30%, 5/1/13,
            Callable 5/1/06 @ 102................................       534,920
    500,000 North Carolina State, 5.60%, 4/1/00..................       515,095
    500,000 North Carolina State, 4.70%, 2/1/01..................       512,310
    250,000 North Carolina State, 6.10%, 3/1/03, Callable 3/1/02
            @ 100.5..............................................       270,033
    500,000 North Carolina State, 5.10%, 3/1/05..................       536,410
  1,000,000 North Carolina State, 5.10%, 6/1/09, Callable 6/1/06
            @ 101.5..............................................     1,078,780
    500,000 North Carolina State, 4.75%, 4/1/12, Callable 4/1/08
            @ 102................................................       516,645
    500,000 Onslow County, North Carolina, 5.30%, 5/1/05.........       540,595
    500,000 Orange County, North Carolina, 5.10%, 6/1/00.........       512,265
    500,000 Orange County, North Carolina, 5.10%, 6/1/06,
            Callable 6/1/03 @ 101.5..............................       531,180
    500,000 Orange County, North Carolina, 5.10%, 6/1/07,
            Callable 6/1/03 @ 102................................       532,160
    465,000 Raleigh, North Carolina, 6.30%, 3/1/99...............       470,864
    500,000 Rocky Mount, North Carolina, 6.10%, 5/1/03, Callable
            5/1/02 @ 100.5.......................................       543,795
    625,000 Rowan County, North Carolina, 5.50%, 4/1/04, MBIA....       676,669
    700,000 Rowan County, North Carolina, 5.50%, 4/1/05, MBIA....       764,204
    225,000 Rowan County, North Carolina, 5.50%, 2/1/07, Callable
            2/1/06 @ 100.5, MBIA.................................       246,953
    250,000 Stokes County, North Carolina, 4.80%, 6/1/00, FGIC...       255,050
    650,000 Stokes County, North Carolina, 4.80%, 6/1/08, FGIC...       689,722
    500,000 Stokes County, North Carolina, 5.00%, 6/1/13,
            Callable 6/1/08 @ 102, FGIC..........................       527,515

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS, CONTINUED:
 General Obligation Bonds, continued:
 $1,000,000 Surry County, North Carolina, 6.25%, 4/1/00, AMBAC...   $ 1,038,730
    500,000 Surry County, North Carolina, 6.25%, 4/1/01, AMBAC...       531,070
    500,000 Union County, North Carolina, 5.20%, 6/1/13, Callable
            6/1/05 @ 102, MBIA...................................       528,415
    800,000 Wake County, North Carolina, 4.50%, 3/1/10, Callable
            3/1/08 @ 101.........................................       819,376
    500,000 Wake County, North Carolina, 4.90%, 2/1/11, Callable
            2/1/04 @ 102.........................................       521,330
    250,000 Wayne County, North Carolina, 4.80%, 4/1/02..........       258,790
    500,000 Wayne County, North Carolina, 4.80%, 4/1/03..........       521,145
    500,000 Wilkes County, North Carolina, 5.00%, 6/1/01, AMBAC..       517,255
    500,000 Wilkes County, North Carolina, 5.00%, 6/1/02, AMBAC..       521,910
    500,000 Wilkes County, North Carolina, 5.30%, 6/1/08,
            Callable 6/1/03 @ 102................................       533,065
    850,000 Wilmington, North Carolina, 5.00%, 4/1/10, FGIC......       911,532
    600,000 Winston Salem, North Carolina, Public Improvement,
            4.80%, 6/1/17, Callable 6/1/08 @ 102.................       605,430
    250,000 Winston-Salem, North Carolina, 6.50%, 6/1/99.........       255,323
    200,000 Winston-Salem, North Carolina, 6.40%, 6/1/02,
            Callable 6/1/01 @ 102................................       217,542
    350,000 Winston-Salem, North Carolina, 6.25%, 4/1/07,
            Callable 4/1/02 @ 102................................       385,469
                                                                    -----------
                                                                     57,485,193
                                                                    -----------
 Health Care Bonds (10.6%):
    245,000 Charlotte-Mecklenberg Hospital Authority, North
            Carolina, Health Care System Revenue, 5.70%, 1/1/01..       255,861
    405,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, Health Care System Revenue, 5.70%, 1/1/01..       422,775
    185,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, Health Care System Revenue, 5.90%, 1/1/02..       197,179
    315,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, Health Care System Revenue, 5.90%,
            1/1/02...............................................       335,736
    110,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, Health Care System Revenue, 6.00%, 1/1/03,
            Pre-Refunded 1/1/02 @ 102............................       119,526
    190,000 Charlotte-Mecklenburg Hospital Authority, North
            Carolina, Health Care System Revenue, 6.00%, 1/1/03,
            Callable 1/1/02 @ 102................................       206,148
    500,000 Charlotte-Mecklenberg Hospital Authority, North
            Carolina, Health Care System Revenue, 4.90%, 1/15/11,
            Callable 1/15/07 @102................................       519,640
    500,000 North Carolina Health Care, Duke University, Health
            Care System Revenue, 4.70%, 6/1/10, Callable 6/1/08 @
            101..................................................       510,890
  1,000,000 North Carolina Health Care, Duke University, Health
            Care System Revenue, 5.00%, 6/1/18, Callable 6/1/08
            @101.................................................     1,002,560
    900,000 North Carolina Medical Care Community, Hospital
            Revenue, 4.63%, 6/1/09, Callable 6/1/08 @ 101,
            AMBAC................................................       914,742
    500,000 North Carolina Medical Care Community, Hospital
            Revenue, 5.10%, 11/1/09, Callable 11/1/07 @ 100,
            AMBAC................................................       533,995
    500,000 North Carolina Medical Care Community, Hospital
            Revenue, 6.13%, 6/1/10, Callable 6/1/03 @ 102........       557,210
  1,000,000 North Carolina Medical Care Community, Hospital
            Revenue, 5.00%, 10/1/10, Callable 10/1/07 @ 102,
            MBIA.................................................     1,064,460
    500,000 North Carolina Medical Care, Common Health Care
            Revenue, 5.00%, 10/1/08..............................       533,660
    500,000 Pitt County, North Carolina, Memorial Hospital
            Revenue, 4.40%, 12/1/08..............................       502,175
  1,000,000 Pitt County, North Carolina, Memorial Hospital
            Revenue, 5.50%, 12/1/15, Callable 12/1/05 @ 102......     1,058,970
    250,000 University of North Carolina, Chapel Hill Hospital
            Revenue, 5.05%, 2/15/09, Callable 2/15/06 @ 102......       264,330
                                                                    -----------
                                                                      8,999,857
                                                                    -----------

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                       NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------  -----------------------------------------------------   -----------

 MUNICIPAL BONDS, CONTINUED:
 Housing Bonds (1.4%):
 $  250,000 Centennial Authority, North Carolina, Hotel, Tax
            Revenue Arena, 5.00%, 9/1/12, Callable 9/1/07 @ 102,
            FSA..................................................   $   260,243
    500,000 Centennial Authority, North Carolina, Hotel, Tax
            Revenue Arena, 5.00%, 9/1/11, Callable 9/1/07 @ 102,
            FSA..................................................       520,924
    265,000 North Carolina Housing Finance Agency, 5.65%,
            9/1/02...............................................       277,553
    150,000 North Carolina Housing Finance Agency, 6.35%, 9/1/04,
            Callable 9/1/02 @ 102................................       159,719
                                                                    -----------
                                                                      1,218,439
                                                                    -----------
 Utility Bonds (15.9%):
    500,000 Asheville, North Carolina, Water System Revenue,
            5.30%, 8/1/09, Callable 8/1/06 @ 102, FGIC...........       545,700
  1,500,000 Asheville, North Carolina, Water System Revenue,
            5.63%, 8/1/16, Callable 8/1/06 @ 102, FGIC...........     1,629,389
    600,000 Charlotte, North Carolina, Water & Sewer, 5.70%,
            2/1/06, Callable 2/1/04 @ 101........................       657,942
    500,000 Charlotte, North Carolina, Water & Sewer, 5.60%,
            5/1/17, Callable 5/1/06 @ 102........................       561,040
  1,000,000 Charlotte, North Carolina, Water & Sewer, 5.60%,
            5/1/21, Callable 5/1/06 @ 102........................     1,122,080
  1,000,000 Charlotte, North Carolina, Water & Sewer, 5.25%,
            12/1/21, Callable 12/1/06 @ 102......................     1,034,990
    500,000 Concord, North Carolina, Utilities Revenue, 4.45%,
            12/1/07, MBIA........................................       515,940
    500,000 Concord, North Carolina, Utilities Revenue, 5.00%,
            12/1/22, Callable 12/1/08 @ 101, MBIA................       501,775
    500,000 Durham, North Carolina, Water & Sewer Utilities
            Revenue, 4.90%, 6/1/13, Callable 6/1/08 @ 101........       513,900
    500,000 Gastonia County, North Carolina, Utilities Revenue,
            4.75%, 5/1/15, Callable 5/1/08 @ 102, MBIA...........       501,305
    305,000 Gastonia, North Carolina, Comb Utilities Revenue,
            5.00%, 5/1/08, MBIA..................................       325,569
    500,000 Greensboro, North Carolina, Enterprise System
            Revenue, Water Utility Improvements, 5.38%, 6/1/19,
            Callable 6/1/05 @ 102................................       525,225
    500,000 Lincolnton, North Carolina, Enterprise System
            Revenue, Water & Sewer Improvement, 5.10%, 5/1/09,
            Callable 11/1/06 @ 102, MBIA.........................       538,290
    500,000 North Carolina Municipal Power Agency, No 1, Catawba
            Electric Revenue, 5.25%, 1/1/09......................       529,230
  1,000,000 North Carolina Municipal Power Agency, No 1, Catawba
            Electric Revenue, 5.13%, 1/1/17......................     1,021,120
    325,000 North Carolina Municipal Power Agency, No. 1, Catawba
            Electric Revenue, 5.00%, 1/1/20......................       331,744
    500,000 Raleigh, North Carolina, Comb Enterprise System,
            Water & Sewer Improvement, 5.13%, 3/1/10, Callable
            3/1/07 @ 102.........................................       536,550
  1,000,000 Shelby, North Carolina, Combined Enterprise System
            Revenue, 5.63%, 5/1/14, Callable 5/1/05 @ 102........     1,070,520
  1,025,000 Winston-Salem, North Carolina, Water & Sewer, 5.00%,
            6/1/12, Callable 6/1/07 @ 102........................     1,068,850
                                                                    -----------
                                                                     13,531,159
                                                                    -----------
   Total Municipal Bonds                                             83,099,662
                                                                    -----------
 INVESTMENT COMPANIES (1.2%):
  1,029,138 Blackrock North Carolina Municipal Money Market Fund
            (b) .................................................     1,029,138
                                                                    -----------
   Total Investment Companies                                         1,029,138
                                                                    -----------
   Total Investments (Cost $80,004,125) (a)--98.9%                   84,128,800
   Other assets in excess of liabilities--1.1%                          917,271
                                                                    -----------
   TOTAL NET ASSETS--100.0%                                         $85,046,071
                                                                    ===========

----
(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

               Unrealized appreciation..  $4,124,675
               Unrealized depreciation..           0
                                          ----------
               Net unrealized apprecia-
               tion.....................  $4,124,675
                                          ==========

(b) Investment in affiliate.

AMBAC--Insured by AMBAC Indemnity Corporation.
FGIC--Insured by Financial Guaranty Insurance Corporation.
FSA--Insured by Financial Security Assurance.
MBIA--Municipal Bond Insurance Association.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

   SHARES
     OR
 PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                           VALUE
 ---------- -----------------------------------------------------   -----------

 MUNICIPAL BONDS (97.5%):
 Education Bonds (29.8%):
   $350,000 Beaufort County, South Carolina, School District,
            6.75%, 3/1/00........................................   $   365,257
    100,000 Beaufort County, South Carolina, School District,
            7.00%, 2/1/00, Callable 11/25/98 @ 101, MBIA ........       101,156
    250,000 Beaufort County, South Carolina, School District,
            Series B, 5.00%, 3/1/06, Callable 3/1/04 @ 101 ......       264,313
    500,000 Brookland Cayce, South Carolina, School District,
            5.00%, 3/1/11, Callable 3/1/05 @ 101.................       522,095
    250,000 Cherokee County, South Carolina, School District No.
            1, 5.00%, 3/1/09, Callable 3/1/07 @ 101 .............       265,818
    250,000 Cherokee County, South Carolina, School District No.
            1, 5.00%, 3/1/01 ....................................       257,915
    500,000 Citadel Military College, South Carolina, 5.13%,
            4/1/12, Callable 4/1/06 @ 102........................       524,815
    500,000 Dorchester County, South Carolina, School District,
            5.15%, 7/1/08, Callable 7/1/03 @ 102.................       529,815
    250,000 Horry County, South Carolina, School District, 5.60%,
            1/1/16, Callable 1/1/05 @ 100........................       264,490
    250,000 Horry County, South Carolina, School District, 5.13%,
            3/1/08, Callable 3/1/03 @ 101........................       262,033
    250,000 Horry County, South Carolina, School District, Series
            A, 5.10%, 3/1/09, Callable 3/1/05 @ 101 .............       264,338
    300,000 Lexington County, South Carolina, School District No.
            1, 6.30%, 2/1/00.....................................       310,776
    250,000 Richland County, Educational Facilities Revenue,
            5.13%, 1/1/18, Callable 1/1/08 @ 102 ................       252,645
    500,000 South Carolina, Educational Facilities Authority,
            Private Nonprofit Institutions, Furman University,
            Project Revenue-Series A, 5.50%, 10/1/16, Callable
            10/1/06 @ 102, MBIA .................................       536,584
    500,000 University of South Carolina, University Revenues,
            5.65%, 6/1/12, Callable 6/1/06 @ 101, MBIA ..........       545,974
    250,000 York County, South Carolina, School District, 5.00%,
            7/1/14, Callable 7/1/05 @ 102 .......................       256,395
                                                                    -----------
                                                                      5,524,419
                                                                    -----------
 General Obligation Bonds (35.3%):
    500,000 Charleston County, South Carolina, 5.00%, 2/1/08,
            Callable 2/1/05 @ 102................................       531,474
    200,000 Charleston County, South Carolina, 5.50%, 6/1/06,
            Callable 6/1/04 @102 ................................       218,694
    250,000 Columbia, South Carolina, 4.80%, 2/1/12, Callable
            2/1/06 @ 101 ........................................       256,095
    250,000 Georgetown County, South Carolina, School District,
            4.80%, 3/1/11, Callable 3/1/09 @ 100, MBIA ..........       257,728
    250,000 Hilton Head Island, 4.90%, 12/1/10, Callable 12/1/06
            @ 101, FGIC .........................................       260,675
    500,000 Hilton Head Island, 4.70%, 12/1/08, Callable 12/1/06
            @ 101, FGIC .........................................       522,710
    250,000 Horry County, South Carolina, 5.55%, 1/1/13, Callable
            1/1/05 @ 100, FGIC ..................................       267,055
    175,000 Irmo-Chapin, South Carolina, Recreation lmprovements,
            5.00%, 2/1/16, Callable 2/1/08 @ 100, FGIC ..........       181,330
    250,000 Irmo-Chapin, South Carolina, Recreation lmprovements,
            5.00%, 2/1/15, Callable 2/1/08 @ 100, FGIC ..........       260,008
    250,000 Lancaster County, South Carolina, School District,
            4.80%, 7/1/11, Callable 7/1/08 @ 101 ................       257,915
    300,000 Myrtle Beach, South Carolina, Cops, 5.00%, 7/1/13,
            Callable 7/1/08 @ 101 ...............................       308,307
    250,000 Myrtle Beach, South Carolina, Water & Sewer, 5.10%,
            3/1/08, Callable 3/1/05 @ 102 .......................       267,053
    250,000 Richland County, South Carolina, Recreation District,
            4.70%, 3/1/09 .......................................       262,393
    500,000 South Carolina State, 5.75%, 3/1/01..................       524,680
    500,000 South Carolina State, State Highway-Series B, 5.65%,
            7/1/19...............................................       541,239
    300,000 South Carolina State, State Highway-Series B, 5.63%,
            7/1/13, Callable 1/1/06 @ 102 .......................       330,474
    250,000 South Carolina, Capital Improvements, Series A,
            3.50%, 8/1/12, Callable 8/1/08 @ 102 ................       225,408
    500,000 South Carolina, State Highway, 5.63%, 7/1/09,
            Callable 7/1/06 @ 102 ...............................       558,179
    500,000 York County, South Carolina, 5.00%, 6/1/11, Callable
            6/1/01 @ 102, AMBAC .................................       512,295
                                                                    -----------
                                                                      6,543,712
                                                                    -----------
 Health Care Bonds (4.2%):
    250,000 Greenville Hospital System, South Carolina, Hospital
            Facilities Revenue, Series A, 5.75%, 5/1/14,
            Callable 5/1/06 @ 102 ...............................       268,863
    300,000 Lexington County, South Carolina, Health Services,
            5.00%, 11/1/10, Callable 11/1/08 @ 102 ..............       313,283
    195,000 South Carolina, Economic Development Hospital
            Revenue, 4.40%, 11/1/06, AMBAC ......................       200,203
                                                                    -----------
                                                                        782,349
                                                                    -----------

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                       SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

   SHARES
     OR
 PRINCIPAL          SECURITY             MARKET
   AMOUNT          DESCRIPTION            VALUE
 ---------  ------------------------   -----------

 MUNICIPAL BONDS, CONTINUED:
 Pollution Control Bonds (4.4%):
   $500,000 Charleston County, South
            Carolina, Solid Waste,
            5.60%, 1/1/04 ..........   $   540,975
    250,000 Oconee County, South
            Carolina, Pollution
            Revenue, 5.80%, 4/1/14,
            Callable 4/1/03 @ 102...       266,340
                                       -----------
                                           807,315
                                       -----------
 Utility Bonds (23.8%):
    500,000 Beaufort-Jasper, South
            Carolina, Water & Sewer
            Authority, Waterworks &
            Sewer System Revenue,
            6.50%, 3/1/13, Callable
            3/1/02 @ 102............       548,630
    500,000 Berkeley County, South
            Carolina, Water & Sewer,
            7.00%, 6/1/16 ..........       551,550
    200,000 Camden, South Carolina,
            Public Utility Revenue,
            5.50%, 3/1/22, Callable
            3/1/07 @ 102 ...........       213,224
    500,000 Columbia, South
            Carolina, Water & Sewer,
            5.50%, 2/1/09...........       554,904
    500,000 Greenville, South
            Carolina, Water Works,
            5.30%, 2/1/14, Callable
            2/1/07 @ 102 ...........       532,145
    250,000 Greenwood, South
            Carolina, Utility
            Revenue, 4.50%, 12/1/08,
            FSA ....................       257,395
    250,000 Mount Pleasant, South
            Carolina, Water & Sewer,
            6.00%, 12/1/20, Callable
            12/1/02 @ 102...........       273,148
    200,000 Piedmont, Municipal
            Power Revenue, 5.50%,
            1/1/13, MBIA............       221,304
    250,000 South Carolina State,
            Public Service Authority
            Revenue, 5.13%, 1/1/21,
            Callable 1/1/03 @ 102,
            AMBAC...................       251,508
    250,000 South Carolina State,          266,720
            Public Service Authority
            Revenue, 5.20%, 7/1/04,
            Callable 1/1/03 @ 102,
            MBIA ...................
    500,000 South Carolina, State          503,430
            Publishing Service
            Authority Revenue,
            5.00%, 1/1/18, Callable
            1/1/03 @ 102, FGIC .....
    250,000 Spartanburg, South             254,958
            Carolina, Water Works,
            5.00%, 6/1/17, Callable
            6/1/07 @ 101 ...........
                                       -----------
                                         4,428,916
                                       -----------
   Total Municipal Bonds                18,086,711
                                       -----------
 INVESTMENT COMPANIES (2.9%):
    529,658 Federated Municipal
            Obligations Fund........       529,658
                                       -----------
   Total Investment Companies              529,658
                                       -----------
   Total Investments (Cost
   $17,864,756) (a)--100.4%             18,616,369
   Liabilities in excess of other as-
   sets--(0.4)%                            (77,405)
                                       -----------
 TOTAL NET ASSETS--100.0%              $18,538,964
                                       ===========

----
(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

               Unrealized appreciation... $ 751,980
               Unrealized depreciation...      (367)
                                          ---------
               Net unrealized apprecia-
               tion...................... $ 751,613
                                          =========

AMBAC--Insured by AMBAC Indemnity Corporation.
FGIC--Insured by Financial Guaranty Insurance Corporation.
FSA--Insured by Financial Security Assurance.
MBIA--Insured by Municipal Bond Insurance Association.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

GROWTH AND INCOME STOCK FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

  SHARES
    OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------

 COMMON STOCKS (95.4%):
 Aerospace/Defense (5.3%):
  80,800   Lockheed Martin Corp. ................................   $  8,145,649
 139,000   Parker Hannifin Corp..................................      4,126,563
  37,500   Raytheon Co.--Class A.................................      1,942,969
 149,000   Raytheon Co.--Class B.................................      8,036,688
                                                                    ------------
                                                                      22,251,869
                                                                    ------------
 Apparel (0.8%):
  93,200   V. F. Corp............................................      3,460,050
                                                                    ------------
 Automobiles & Trucks (1.0%):
  89,815   Ford Motor Co.........................................      4,215,692
                                                                    ------------
 Banks (5.2%):
  69,560   J.P. Morgan & Co. ....................................      5,886,515
 142,222   Old Kent Financial Corp. .............................      4,213,327
 179,700   Pacific Century Financial Corp. ......................      2,998,744
 101,400   Wachovia Corp. .......................................      8,644,350
                                                                    ------------
                                                                      21,742,936
                                                                    ------------
 Beverages (3.0%):
 231,305   Anheuser-Busch Cos. ..................................     12,490,470
                                                                    ------------
 Business Equipment & Services (3.1%):
 230,400   Harris Corp...........................................      7,372,800
 110,300   Pitney Bowes, Inc.....................................      5,797,644
                                                                    ------------
                                                                      13,170,444
                                                                    ------------
 Chemicals (2.2%):
  98,600   Air Products & Chemicals, Inc.........................      2,933,350
  58,600   Great Lakes Chemical Corp.............................      2,278,075
  41,100   Vulcan Materials Co...................................      4,158,806
                                                                    ------------
                                                                       9,370,231
                                                                    ------------
 Computer Software (1.2%):
 143,000   Adobe Systems, Inc....................................      4,960,313
                                                                    ------------
 Computers (3.4%):
 133,000   Hewlett-Packard Co....................................      7,040,688
  57,400   IBM Corp..............................................      7,347,200
                                                                    ------------
                                                                      14,387,888
                                                                    ------------
 Consumer Goods & Services (2.9%):
 145,500   American Greetings Corp...............................      5,756,344
 158,000   Kimberly-Clark Corp...................................      6,399,000
                                                                    ------------
                                                                      12,155,344
                                                                    ------------
 Containers (0.7%):
 123,725   Sonoco Products Co. ..................................      2,969,400
                                                                    ------------

  SHARES
    OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------

 COMMON STOCKS, CONTINUED:
 Electrical Equipment (2.1%):
 144,370   Emerson Electric......................................   $  8,987,033
                                                                    ------------
 Electronic Components (1.5%):
 124,100   Avnet, Inc. ..........................................      4,568,431
  48,300   Varian Associates, Inc................................      1,702,575
                                                                    ------------
                                                                       6,271,006
                                                                    ------------
 Electronic Instruments (0.4%):
 120,050   Tektronix, Inc. ......................................      1,860,775
                                                                    ------------
 Engineering (0.6%):
  62,000   Fluor Corp............................................      2,545,875
                                                                    ------------
 Financial Services (0.4%):
  28,780   Associates First Capital Corp.........................      1,877,895
                                                                    ------------
 Food & Related (6.1%):
 217,000   Bob Evans Farms.......................................      4,326,438
 105,900   Dean Foods Co.........................................      4,659,599
 547,400   SUPERVALU, Inc. ......................................     12,761,262
 185,000   Universal Foods Corp..................................      3,861,875
                                                                    ------------
                                                                      25,609,174
                                                                    ------------
 Forest & Paper Products (1.2%):
 120,900   Weyerhaeuser Co.......................................      5,100,469
                                                                    ------------
 Household--Major Appliances (0.8%):
  74,200   Whirlpool Corp........................................      3,487,400
                                                                    ------------
 Household Products/Wares (1.6%):
 111,000   Unilever NV, New York Shares..........................      6,798,750
                                                                    ------------
 Insurance (7.1%):
  20,000   Aetna Services, Inc...................................      1,390,000
  75,175   AON Corp..............................................      4,848,788
 104,700   Lincoln National Corp.................................      8,611,574
 221,800   SAFECO Corp...........................................      9,246,287
 163,000   St. Paul Cos., Inc....................................      5,297,500
                                                                    ------------
                                                                      29,394,149
                                                                    ------------
 Leisure Time Industries (1.5%):
 216,350   Hasbro, Inc...........................................      6,382,325
                                                                    ------------
 Machinery & Equipment (1.1%):
 148,500   Trinity Industries....................................      4,816,969
                                                                    ------------
 Materials (0.9%):
 124,700   Corning, Inc..........................................      3,670,856
                                                                    ------------

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                    GROWTH AND INCOME STOCK FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  SHARES
    OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------

 COMMON STOCKS, CONTINUED:
 Media (2.8%):
  211,000  Banta Corp............................................   $  5,749,750
  151,400  Media General, Inc....................................      5,866,750
                                                                    ------------
                                                                      11,616,500
                                                                    ------------
 Medical Equipment & Supplies (5.6%):
  152,000  Bausch & Lomb.........................................      5,985,000
  148,300  Johnson & Johnson.....................................     11,604,475
  291,000  Mallinckrodt, Inc.....................................      5,910,938
                                                                    ------------
                                                                      23,500,413
                                                                    ------------
 Petroleum (6.6%):
  117,500  Ashland, Inc..........................................      5,434,375
   89,030  Chevron Corp. ........................................      7,484,084
   67,200  Mobil Corp. ..........................................      5,103,000
  207,200  Phillips Petroleum Co. ...............................      9,349,899
                                                                    ------------
                                                                      27,371,358
                                                                    ------------
 Petroleum--International (1.0%):
   92,600  Royal Dutch Petroleum Co.-NY Shares...................      4,410,075
                                                                    ------------
 Pharmaceuticals (5.6%):
  236,000  Abbott Laboratories...................................     10,251,249
   79,740  Bristol-Myers Squibb Co. .............................      8,282,992
   50,200  Schering-Plough Corp. ................................      5,198,838
                                                                    ------------
                                                                      23,733,079
                                                                    ------------
 Publishing (0.8%):
  110,000  Houghton Mifflin Co...................................      3,410,000
                                                                    ------------
 Railroad (0.4%):
   41,000  CSX Corp. ............................................      1,724,563
                                                                    ------------
 Retail (1.3%):
  108,500  May Department Stores Co..............................      5,587,750
                                                                    ------------
 Retail--Food Stores (1.5%):
  194,000  American Stores Co. ..................................      6,244,375
                                                                    ------------

   SHARES
     OR
  PRINCIPAL                        SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                          VALUE
 ----------- ---------------------------------------------------   ------------

 COMMON STOCKS, CONTINUED:
 Security Brokers & Dealers (1.6%):
     217,762 Edwards (A.G.), Inc. ..............................   $  6,600,911
                                                                   ------------
 Tobacco (2.3%):
     114,290 Philip Morris Inc..................................      5,264,483
     152,600 UST, Inc. .........................................      4,511,238
                                                                   ------------
                                                                      9,775,721
                                                                   ------------
 Transportation--Marine (0.6%):
     131,500 Alexander & Baldwin................................      2,613,563
                                                                   ------------
 Utilities--Electric (3.1%):
      96,400 New Century Energies, Inc..........................      4,693,475
     206,000 Western Resources, Inc.............................      8,523,250
                                                                   ------------
                                                                     13,216,725
                                                                   ------------
 Utilities--Gas & Pipeline (1.8%):
      60,400 Consolidated Natural Gas Co........................      3,291,800
     100,800 NICOR, Inc. .......................................      4,176,900
                                                                   ------------
                                                                      7,468,700
                                                                   ------------
 Utilities--Telephone (6.3%):
     169,415 AT&T Corp..........................................      9,900,189
     254,400 SBC Communications, Inc............................     11,304,899
      68,200 Sprint Corp........................................      4,910,400
                                                                   ------------
                                                                     26,115,488
                                                                   ------------
   Total Common Stocks                                              401,366,534
                                                                   ------------
 U.S. GOVERNMENT AGENCIES (2.8%):
 Federal Farm Credit Bank (2.8%):
 $12,000,000 0.00%, 11/6/98*....................................     11,938,560
                                                                   ------------
   Total U.S. Government Agencies                                    11,938,560
                                                                   ------------
 INVESTMENT COMPANIES (1.8%):
   7,678,286 Provident Federal Fund.............................      7,678,286
                                                                   ------------
   Total Investment Companies                                         7,678,286
                                                                   ------------
   Total Investments (Cost $319,630,687) (a)--100.0%                420,983,380
   Liabilities in excess of other assets--0.0%                          (98,297)
                                                                   ------------
   TOTAL NET ASSETS--100.0%                                        $420,885,083
                                                                   ============

----
 * Represents Discount Note.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $7,375. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

               Unrealized apprecia-
               tion...................  $119,840,555
               Unrealized deprecia-
               tion...................   (18,495,237)
                                        ------------
               Net unrealized appreci-
               ation..................  $101,345,318
                                        ============

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

BALANCED FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

   SHARES
     OR
 PRINCIPAL                         SECURITY
   AMOUNT                        DESCRIPTION                        MARKET VALUE
 ---------  -----------------------------------------------------   ------------

 COMMON STOCKS (56.4%):
 Aerospace/Defense (2.0%):
     13,000 Lockheed Martin Corp.................................   $  1,310,562
     25,000 Parker Hannifin Corp. ...............................        742,188
      6,000 Raytheon Co.--Class A................................        310,875
     10,000 Raytheon Co.--Class B................................        539,375
                                                                    ------------
                                                                       2,903,000
                                                                    ------------
 Apparel (0.7%):
     27,500 V. F. Corp...........................................      1,020,938
                                                                    ------------
 Automobiles & Trucks (0.8%):
     25,000 Ford Motor Co........................................      1,173,438
                                                                    ------------
 Banks (3.1%):
     35,000 Banc One Corp........................................      1,491,875
     15,000 J.P. Morgan & Co. ...................................      1,269,375
     20,000 Wachovia Corp........................................      1,705,000
                                                                    ------------
                                                                       4,466,250
                                                                    ------------
 Beverages (1.4%):
     37,500 Anheuser-Busch Cos...................................      2,025,000
                                                                    ------------
 Business Equipment & Services (1.8%):
     44,200 Harris Corp..........................................      1,414,400
     24,000 Pitney Bowes, Inc....................................      1,261,500
                                                                    ------------
                                                                       2,675,900
                                                                    ------------
 Chemicals (0.9%):
     18,500 Air Products & Chemicals, Inc........................        550,375
      8,000 Vulcan Materials Co..................................        809,500
                                                                    ------------
                                                                       1,359,875
                                                                    ------------
 Chemicals--Plastics (0.3%):
     30,000 Schulman (A.), Inc...................................        423,750
                                                                    ------------
 Computer Software (1.1%):
     44,300 Adobe Systems, Inc...................................      1,536,656
                                                                    ------------
 Computers (2.1%):
     17,000 Hewlett-Packard Co. .................................        899,938
     17,000 IBM Corp. ...........................................      2,176,000
                                                                    ------------
                                                                       3,075,938
                                                                    ------------
 Containers (0.5%):
     30,000 Sonoco Products Co...................................        720,000
                                                                    ------------
 Diversified Products (0.4%):
     10,000 E.I. duPont de Nemours Co............................        561,250
                                                                    ------------
 Electrical & Electronic (0.4%):
     10,000 Honeywell, Inc. .....................................        640,625
                                                                    ------------

   SHARES
     OR
 PRINCIPAL                         SECURITY
   AMOUNT                        DESCRIPTION                        MARKET VALUE
 ---------  -----------------------------------------------------   ------------

 COMMON STOCKS, CONTINUED:
 Electrical Equipment (0.7%):
     17,500 Emerson Electric.....................................   $  1,089,375
                                                                    ------------
 Electronic Components (0.6%):
     24,000 Avnet, Inc...........................................        883,500
                                                                    ------------
 Electronic Instruments (0.5%):
     45,500 Tektronix, Inc.......................................        705,250
                                                                    ------------
 Food & Related (3.9%):
     32,000 Dean Foods Co........................................      1,408,000
     18,000 Dole Food Co.........................................        650,250
     16,000 Sara Lee Corp........................................        864,000
     78,000 SUPERVALU, Inc. .....................................      1,818,375
     46,000 Universal Foods Corp.................................        960,250
                                                                    ------------
                                                                       5,700,875
                                                                    ------------
 Forest & Paper Products (0.6%):
     21,000 Weyerhaeuser Co. ....................................        885,938
                                                                    ------------
 Household--Major Appliances (0.7%):
     22,000 Whirlpool Corp.......................................      1,034,000
                                                                    ------------
 Household Products/Wares (0.4%):
      9,500 Unilever NV, New York Shares.........................        581,875
                                                                    ------------
 Insurance (5.4%):
     31,000 American General Corp. ..............................      1,980,124
     25,000 Cigna Corp. .........................................      1,653,125
     15,000 Lincoln National Corp................................      1,233,750
     24,000 SAFECO Corp..........................................      1,000,500
     27,000 St. Paul Cos., Inc...................................        877,500
     29,000 Torchmark Corp.......................................      1,042,188
                                                                    ------------
                                                                       7,787,187
                                                                    ------------
 Machinery & Equipment (1.2%):
     28,000 Ingersoll-Rand Co. ..................................      1,062,250
     21,000 Trinity Industries...................................        681,188
                                                                    ------------
                                                                       1,743,438
                                                                    ------------
 Manufacturing--Capital Goods (0.2%):
     11,000 Aeroquip-Vickers, Inc................................        316,250
                                                                    ------------
 Media (1.4%):
     32,000 Banta Corp. .........................................        872,000
     13,500 Gannett Co., Inc. ...................................        723,094
     10,000 Media General, Inc...................................        387,500
                                                                    ------------
                                                                       1,982,594
                                                                    ------------

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                                   BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

   SHARES
     OR
 PRINCIPAL                         SECURITY
   AMOUNT                        DESCRIPTION                        MARKET VALUE
 ---------  -----------------------------------------------------   ------------

 COMMON STOCKS, CONTINUED:
 Medical Equipment & Supplies (2.3%):
     16,750 Bausch & Lomb........................................   $    659,531
     22,500 Johnson & Johnson....................................      1,760,625
     47,500 Mallinckrodt, Inc....................................        964,844
                                                                    ------------
                                                                       3,385,000
                                                                    ------------
 Medical Instruments (0.8%):
     30,000 Becton Dickinson & Co................................      1,233,750
                                                                    ------------
 Office Equipment & Services (1.2%):
     21,000 Xerox Corp...........................................      1,779,750
                                                                    ------------
 Petroleum (4.4%):
     25,000 Ashland, Inc.........................................      1,156,250
     13,000 Atlantic Richfield Co................................        922,188
     10,000 Chevron Corp.........................................        840,625
     14,000 Mobil Corp...........................................      1,063,125
     30,000 Phillips Petroleum Co. ..............................      1,353,749
      7,500 Schlumberger Ltd.....................................        377,344
     12,000 Texaco, Inc..........................................        752,250
                                                                    ------------
                                                                       6,465,531
                                                                    ------------
 Pharmaceuticals (3.9%):
     41,300 Abbott Laboratories..................................      1,793,968
     12,000 Bristol-Myers Squibb Co. ............................      1,246,500
      9,000 Merck & Co., Inc. ...................................      1,166,063
     14,000 Schering-Plough Corp.................................      1,449,875
                                                                    ------------
                                                                       5,656,406
                                                                    ------------
 Railroad (0.3%):
     12,000 CSX Corp.............................................        504,750
                                                                    ------------
 Retail (1.6%):
     23,000 Dayton Hudson Corp...................................        822,250
     12,000 J. C. Penney, Inc....................................        539,250
     20,000 May Department Stores Co.............................      1,030,000
                                                                    ------------
                                                                       2,391,500
                                                                    ------------
 Retail--Drug Stores (0.6%):
     24,000 Rite-Aid Corp........................................        852,000
                                                                    ------------
 Retail--Food Stores (1.3%):
     35,000 Albertson's, Inc.....................................      1,894,375
                                                                    ------------
 Security Brokers & Dealers (0.5%):
     24,000 Edwards (A.G.), Inc. ................................        727,500
                                                                    ------------

   SHARES
     OR
 PRINCIPAL                         SECURITY
   AMOUNT                        DESCRIPTION                        MARKET VALUE
 ---------  -----------------------------------------------------   ------------

 COMMON STOCKS, CONTINUED:
 Tobacco (1.6%):
     32,500 Philip Morris, Inc...................................   $  1,497,031
     26,000 UST, Inc. ...........................................        768,625
                                                                    ------------
                                                                       2,265,656
                                                                    ------------
 Transportation--Marine (0.2%):
     11,750 Alexander & Baldwin..................................        233,531
                                                                    ------------
 Utilities--Electric (1.9%):
     11,500 FPL Group, Inc.......................................        801,406
     36,000 Scana Corp...........................................      1,208,250
     20,000 Western Resources, Inc...............................        827,500
                                                                    ------------
                                                                       2,837,156
                                                                    ------------
 Utilities--Gas & Pipeline (0.6%):
     22,000 NICOR, Inc. .........................................        911,625
                                                                    ------------
 Utilities--Telephone (4.1%):
     17,000 Ameritech Corp.......................................        805,375
     30,000 AT&T Corp............................................      1,753,125
     50,000 SBC Communications, Inc..............................      2,221,875
     16,000 Sprint Corp..........................................      1,152,000
                                                                    ------------
                                                                       5,932,375
                                                                    ------------
   Total Common Stocks                                                82,363,807
                                                                    ------------
 PASS-THROUGH MORTGAGE SECURITIES (8.9%):
 Federal Home Loan Mortgage Corp. (4.8%):
 $  603,978 7.50%, 7/1/07, Pool # E00108.........................        624,550
  4,858,239 6.00%, 3/1/13, Pool # 1728...........................      4,911,340
  1,479,026 6.00%, 6/1/13, Pool #E00553..........................      1,495,191
                                                                    ------------
                                                                       7,031,081
                                                                    ------------
 Federal National Mortgage Assoc. (4.1%):
  1,659,983 6.00%, 6/1/03, Pool # 250581.........................      1,676,052
  1,035,397 6.50%, 1/1/09, Pool # 50974..........................      1,061,603
  1,196,197 6.50%, 4/1/09, Pool # 250009.........................      1,226,472
  1,081,271 7.00%, 5/1/09, Pool # 250055.........................      1,113,709
    843,879 7.00%, 4/1/24, Pool # 250005.........................        870,250
                                                                    ------------
                                                                       5,948,086
                                                                    ------------
   Total Pass-through Mortgage Securities                             12,979,167
                                                                    ------------
 U.S. GOVERNMENT AGENCIES (10.2%):
 Federal Farm Credit Bank (2.2%):
  3,000,000 5.92%, 12/29/04......................................      3,189,150
                                                                    ------------

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

BALANCED FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

   SHARES
     OR
 PRINCIPAL                         SECURITY
   AMOUNT                        DESCRIPTION                        MARKET VALUE
 ---------  -----------------------------------------------------   ------------

 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal Home Loan Bank (5.1%):
 $2,000,000 5.13%, 9/15/03.......................................   $  2,037,140
  2,000,000 5.80%, 9/2/08........................................      2,127,040
  3,000,000 5.84%, 7/14/08.......................................      3,197,670
                                                                    ------------
                                                                       7,361,850
                                                                    ------------
 Federal National Mortgage Assoc. (2.9%):
  4,000,000 6.00%, 5/15/08.......................................      4,334,080
                                                                    ------------
   Total U.S. Government Agencies                                     14,885,080
                                                                    ------------
 U.S. TREASURY NOTES (21.9%):
  2,000,000 7.50%, 5/15/02.......................................      2,205,360
  4,000,000 7.25%, 5/15/04.......................................      4,563,840
  3,000,000 7.88%, 11/15/04......................................      3,553,860
  4,000,000 7.50%, 2/15/05.......................................      4,682,160
  5,000,000 6.50%, 10/15/06......................................      5,672,200
  5,000,000 6.63%, 5/15/07.......................................      5,752,750
  5,000,000 6.13%, 8/15/07.......................................      5,593,250
                                                                    ------------
   Total U.S. Treasury Notes                                          32,023,420
                                                                    ------------
 INVESTMENT COMPANIES (2.2%):
  3,267,022 Provident Federal Fund...............................      3,267,022
                                                                    ------------
   Total Investment Companies                                          3,267,022
                                                                    ------------
   Total Investments
   (Cost $126,024,456) (a)--99.6%                                    145,518,496
   Other assets in excess of liabilities--0.4%                           554,340
                                                                    ------------
   TOTAL NET ASSETS--100.0%                                         $146,072,836
                                                                    ============

----
(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

               Unrealized appreciation........ $25,178,219
               Unrealized depreciation........  (5,684,179)
                                               -----------
               Net unrealized appreciation.... $19,494,040
                                               ===========

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                       LARGE COMPANY GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS (95.6%):
 Apparel (0.6%):
    10,000 Nike, Inc..............................................   $   368,125
                                                                     -----------
 Banks (4.4%):
    10,000 Chase Manhattan Corp...................................       432,500
    10,500 Mellon Bank Corp.......................................       578,156
    10,000 State Street Corp. ....................................       545,625
    27,000 U.S. Bancorp ..........................................       960,188
                                                                     -----------
                                                                       2,516,469
                                                                     -----------
 Beverages (2.9%):
    18,000 Coca-Cola Co...........................................     1,037,250
    20,000 PepsiCo, Inc. .........................................       588,750
                                                                     -----------
                                                                       1,626,000
                                                                     -----------
 Chemicals (0.7%):
    15,000 Ecolab, Inc............................................       426,563
                                                                     -----------
 Computer Software (7.2%):
    20,000 Analyst International Corp.............................       600,000
    22,500 Cisco Systems, Inc. (b)................................     1,390,780
    13,000 Keane, Inc. (b)........................................       456,625
    12,000 Microsoft Corp. (b)....................................     1,320,750
    10,000 PeopleSoft, Inc. (b)...................................       326,250
                                                                     -----------
                                                                       4,094,405
                                                                     -----------
 Computers (6.0%):
    20,000 Dell Computer Corp. (b)................................     1,315,000
    15,000 Hewlett-Packard Co. ...................................       794,063
    10,000 IBM Corp. .............................................     1,280,000
                                                                     -----------
                                                                       3,389,063
                                                                     -----------
 Cosmetics/Personal Care (0.5%):
    10,000 Avon Products, Inc.....................................       280,625
                                                                     -----------
 Diversified Products (6.2%):
    11,500 Colgate-Palmolive Co. .................................       787,750
    11,000 E.I. duPont de Nemours Co..............................       617,375
    15,000 General Electric Co....................................     1,193,438
    25,000 Gillette Co. ..........................................       956,250
                                                                     -----------
                                                                       3,554,813
                                                                     -----------
 Electronic Components (3.9%):
    15,000 Intel Corp.............................................     1,286,250
    10,000 Johnson Controls, Inc..................................       465,000
    10,000 Solectron Corp. (b)....................................       480,000
                                                                     -----------
                                                                       2,231,250
                                                                     -----------
 Electronic Instruments (0.4%):
    15,000 Tektronix, Inc.........................................       232,500
                                                                     -----------

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Financial Services (3.1%):
     7,000 American Express Co....................................   $   543,375
    10,000 AmeriCredit Corp. (b)..................................       243,750
     8,000 Bear Stearns Cos., Inc.................................       247,500
    10,000 Merrill Lynch & Co., Inc...............................       473,750
     5,500 Morgan Stanley Dean Witter.............................       236,844
                                                                     -----------
                                                                       1,745,219
                                                                     -----------
 Food & Related (2.9%):
    10,000 Bestfoods..............................................       484,375
    10,000 Dean Foods Co..........................................       440,000
    14,000 Heinz (H.J.) Co. ......................................       715,750
                                                                     -----------
                                                                       1,640,125
                                                                     -----------
 Household Products/Wares (2.6%):
     5,000 Clorox Co..............................................       412,500
    15,000 Procter & Gamble Co. ..................................     1,064,063
                                                                     -----------
                                                                       1,476,563
                                                                     -----------
 Insurance (4.7%):
    15,000 American International Group, Inc......................     1,155,000
    10,000 EXEL Limited...........................................       630,000
    15,000 SunAmerica, Inc........................................       915,000
                                                                     -----------
                                                                       2,700,000
                                                                     -----------
 Manufacturing (1.1%):
    11,200 Illinois Tool Works, Inc...............................       610,400
                                                                     -----------
 Medical Equipment & Supplies (2.8%):
    20,000 Johnson & Johnson......................................     1,565,000
                                                                     -----------
 Medical Information Systems (1.0%):
    20,000 HBO & Co. .............................................       577,500
                                                                     -----------
 Medical Instruments (2.0%):
    20,000 Medtronic, Inc.........................................     1,157,500
                                                                     -----------
 Office Equipment & Services (1.8%):
    12,000 Xerox Corp.............................................     1,017,000
                                                                     -----------
 Petroleum (4.0%):
    10,000 Amoco Corp.............................................       538,750
    10,000 Enron Corp.............................................       528,125
     7,500 Mobil Corp.............................................       569,531
    10,400 Texaco, Inc............................................       651,950
                                                                     -----------
                                                                       2,288,356
                                                                     -----------
 Pharmaceuticals (16.4%):
    20,000 American Home Products Corp............................     1,047,500
    11,000 Bristol-Myers Squibb Co. ..............................     1,142,625
    30,000 Jones Pharma, Inc. ....................................       862,500

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

LARGE COMPANY GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Pharmaceuticals, continued:
    15,000 Lilly (Eli) & Co. .....................................   $ 1,174,688
    10,300 Merck & Co., Inc. .....................................     1,334,493
    12,000 Pfizer, Inc. ..........................................     1,271,250
    13,000 Schering-Plough Corp. .................................     1,346,312
    15,000 Warner Lambert Co. ....................................     1,132,500
                                                                     -----------
                                                                       9,311,868
                                                                     -----------
 Retail (5.1%):
    15,000 Gap, Inc...............................................       791,250
    22,000 Wal-Mart Stores, Inc...................................     1,201,750
    20,000 Walgreen Co............................................       881,250
                                                                     -----------
                                                                       2,874,250
                                                                     -----------
 Retail--General Merchandise (0.4%):
     8,000 Dollar Tree Stores, Inc. (b)...........................       250,500
                                                                     -----------
 Retail--Speciality Stores (5.9%):
    16,000 Best Buy Inc. (b)......................................       664,000
    32,000 Home Depot, Inc........................................     1,264,000
    20,000 Lowe's Cos., Inc. .....................................       636,250
    18,000 Office Depot, Inc. (b).................................       403,875
    22,000 TJX Cos., Inc. ........................................       391,875
                                                                     -----------
                                                                       3,360,000
                                                                     -----------

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Telecommunication--Equipment (1.8%):
    15,000 Lucent Technologies, Inc...............................   $ 1,035,938
                                                                     -----------
 Utilities--Telephone (7.2%):
    21,000 Ameritech Corp.........................................       994,875
    17,000 BellSouth Corp.........................................     1,279,249
    12,000 MCI Worldcom, Inc. (b).................................       586,500
    27,200 SBC Communications, Inc................................     1,208,700
                                                                     -----------
                                                                       4,069,324
                                                                     -----------
   Total Common Stocks                                                54,399,356
                                                                     -----------
 INVESTMENT COMPANIES (4.4%):
    86,230 Federated Short Term U.S. Government Fund..............        86,230
 2,399,131 Provident Federal Fund.................................     2,399,131
                                                                     -----------
   Total Investment Companies                                          2,485,361
                                                                     -----------
   Total Investments (Cost $49,558,337)(a)--100.0%                    56,884,717
   Other assets in excess of liabilities--0.0%                            13,087
                                                                     -----------
   TOTAL NET ASSETS--100.0%                                          $56,897,804
                                                                     ===========

----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $64,380. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

               Unrealized apprecia-
               tion....................  $10,616,713
               Unrealized deprecia-
               tion....................   (3,354,713)
                                         -----------
               Net unrealized apprecia-
               tion....................  $ 7,262,000
                                         ===========

(b) Represents non-income producing securities.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------

 COMMON STOCKS (83.8%):
 Advertising (0.3%):
   7,200   TMP Worldwide, Inc. (b)...............................   $   236,250
                                                                    -----------
 Aerospace/Defense (0.1%):
   3,700   Kellstrom Industries, Inc. (b)........................        51,338
                                                                    -----------
 Beverages (0.3%):
   6,467   Beringer Wine Estates (b).............................       247,767
                                                                    -----------
 Business Services (1.4%):
  27,000   Robert Half International, Inc. (b)...................     1,166,063
                                                                    -----------
 Collectibles (0.7%):
  21,000   Action Performance Cos., Inc. (b) (c).................       567,000
                                                                    -----------
 Commercial Services (4.3%):
   7,700   First Consulting Group, Inc. (b)......................       131,863
   6,700   Kroll-O'Gara Co. (b)..................................       156,613
  25,100   Lason, Inc. (b).......................................     1,286,374
  20,100   Metzler Group, Inc. (b)...............................       688,424
  11,000   National Computer Systems, Inc. ......................       324,500
  14,850   NCO Group, Inc. (b)...................................       413,016
  19,700   Nova Corp-Georgia (b).................................       604,543
                                                                    -----------
                                                                      3,605,333
                                                                    -----------
 Communications Equipment (2.1%):
  17,100   Abacus Direct Corp. (b)...............................       872,100
  29,900   International Telecommunication Data Systems, Inc.
           (b)...................................................       867,100
                                                                    -----------
                                                                      1,739,200
                                                                    -----------
 Computer Services (2.7%):
  10,000   Affiliated Computer Services, Inc. (b)................       305,000
  21,400   Ciber, Inc. (b).......................................       432,013
  13,800   Mastech Corp. (b).....................................       332,063
   4,000   Sapient Corp. (b) (c).................................       136,500
  57,300   Whittman-Hart, Inc. (b)...............................     1,052,887
                                                                    -----------
                                                                      2,258,463
                                                                    -----------
 Computer Software (23.1%):
  67,200   Aspect Development, Inc. (b)..........................     2,645,999
  28,000   Concord Communications, Inc. (b)......................     1,113,000
  36,500   Dendrite International, Inc. (b)......................       871,438
  14,650   Engineering Animation, Inc. (b).......................       699,538
   3,500   Great Plains Software, Inc. (b).......................       165,375
  32,300   INSpire Insurance Solutions, Inc. (b).................       763,088
  51,100   International Network Services (b)....................     2,120,649
  48,700   Legato Systems, Inc. (b)..............................     2,501,962

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Computer Software, continued:
  12,900   Macromedia, Inc. (b)...................................   $   209,625
  37,100   Mercury Interactive Corp. (b)..........................     1,472,406
  15,500   Microstrategy, Inc. (b)................................       581,250
   9,000   New Era of Networks, Inc. (b)..........................       366,750
  35,400   Peregrine Systems, Inc. (b)............................     1,424,850
  53,000   Performance Systems International (b)..................       738,688
  24,900   Progress Software Corp. (b)............................       644,288
  32,850   VERITAS Software Corp. (b).............................     1,814,962
  24,900   Wind River Systems, Inc. (b)...........................     1,176,525
                                                                     -----------
                                                                      19,310,393
                                                                     -----------
 Computers-Integrated Systems (2.8%):
  28,600   Henry (Jack) & Associates, Inc. .......................     1,365,649
  33,100   Micros Systems, Inc. (b)...............................       993,000
                                                                     -----------
                                                                       2,358,649
                                                                     -----------
 Consumer Goods & Services (1.3%):
  20,900   Fossil, Inc. (b).......................................       284,763
  26,400   Prepaid Legal Services, Inc. (b).......................       674,850
   8,350   Steiner Leisure Ltd. (b)...............................       130,469
                                                                     -----------
                                                                       1,090,082
                                                                     -----------
 Cosmetics/Personal Care (0.5%):
  19,817   Helen of Troy Ltd. (b).................................       383,954
                                                                     -----------
 Distribution Services (0.9%):
  27,154   Insight Enterprises, Inc. (b)..........................       767,101
                                                                     -----------
 Educational Services (3.1%):
   6,770   Apollo Group, Inc. (b).................................       188,714
   7,136   Bright Horizons Family Solutions (b)...................       151,642
  45,700   DeVry, Inc. (b)........................................     1,071,093
  17,000   Strayer Education, Inc.................................       444,125
  29,450   Sylvan Learning Systems, Inc. (b)......................       688,394
                                                                     -----------
                                                                       2,543,968
                                                                     -----------
 Electronic Components (2.7%):
  12,200   QLogic Corp. (b).......................................       796,050
  33,500   Vitesse Semiconductor Corp. (b)........................       791,438
  26,100   Xircom, Inc. (b).......................................       639,450
                                                                     -----------
                                                                       2,226,938
                                                                     -----------
 Entertainment (2.5%):
  19,000   Championship Auto Racing (b)...........................       464,313
  55,400   Cinar Films, Inc. (b)..................................       993,737

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

SMALL COMPANY GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Entertainment, continued:
  20,200   Dover Downs Entertainment, Inc. .......................   $   255,025
  19,600   Speedway Motorsports, Inc. (b).........................       369,950
                                                                     -----------
                                                                       2,083,025
                                                                     -----------
 Environmental Services (2.0%):
  55,500   Eastern Environmental Services, Inc. (b)...............     1,678,875
                                                                     -----------
 Food & Related (1.1%):
  28,000   American Italian Pasta Co. (b).........................       735,000
  15,100   Gardenburger, Inc. (b) (c).............................       171,763
                                                                     -----------
                                                                         906,763
                                                                     -----------
 Health Care--Hospitals (1.1%):
  26,700   Province Healthcare Co. (b)............................       909,469
                                                                     -----------
 Insurance (0.4%):
  16,200   Century Business Services (b)..........................       330,075
                                                                     -----------
 Internet Services (5.6%):
   8,100   Broadcast.Com, Inc. (b) (c)............................       327,038
   8,100   CNET, Inc. (b) (c).....................................       370,575
  32,400   Earthlink Network, Inc. (b)............................     1,336,499
     500   Ebay, Inc. (b).........................................        22,531
  16,100   Excite, Inc. (b).......................................       657,080
  17,900   Infoseek Corp. (b) (c).................................       440,788
   4,000   Inktomi Corp. (b) (c)..................................       301,000
  14,600   Lycos, Inc. (b)........................................       493,663
   9,300   Mindspring Enterprises, Inc. (b).......................       385,950
  11,400   RealNetworks, Inc. (b) (c).............................       395,438
                                                                     -----------
                                                                       4,730,562
                                                                     -----------
 Machinery & Equipment (0.5%):
  24,000   Rental Service Corp. (b)...............................       432,000
                                                                     -----------
 Medical--Biotechnology (2.5%):
  24,700   Quintiles Transnational Corp. (b)......................     1,080,625
  38,400   Serologicals Corp. (b).................................       964,800
       1   Sonosight, Inc. (b)....................................             7
                                                                     -----------
                                                                       2,045,432
                                                                     -----------
 Medical--Hospital Management & Services (3.9%):
  35,100   Medquist, Inc. (b).....................................     1,110,038
  44,000   Orthodontic Centers of America, Inc. (b)...............       734,250
  53,250   Renal Care Group, Inc. (b).............................     1,364,530
                                                                     -----------
                                                                       3,208,818
                                                                     -----------

  SHARES
    OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Medical Equipment & Supplies (1.0%):
  23,200   Hanger Orthopedic Group, Inc. (b)......................   $   432,100
  12,300   Safeskin Corp. (b).....................................       388,219
                                                                     -----------
                                                                         820,319
                                                                     -----------
 Medical Information Systems (1.5%):
  23,900   IDX Systems Corp. (b)..................................     1,266,700
                                                                     -----------
 Medical Instruments (2.4%):
   3,900   Minimed, Inc. (b)......................................       257,400
  44,750   Patterson Dental Co. (b)...............................     1,655,750
   4,200   Ventana Medical Systems, Inc. (b)......................        75,600
                                                                     -----------
                                                                       1,988,750
                                                                     -----------
 Pharmaceuticals (3.7%):
  16,500   Biomatrix, Inc. (b)....................................       643,500
  45,700   Catalytica, Inc. (b)...................................       645,512
  21,500   Coulter Pharmaceutical, Inc. (b).......................       534,813
  27,400   Roberts Pharmaceutical Corp. (b).......................       524,025
  33,000   Shire Pharmaceuticals Group PLC (b)....................       721,874
                                                                     -----------
                                                                       3,069,724
                                                                     -----------
 Restaurants (0.9%):
  19,200   Buffets, Inc. (b)......................................       207,600
   1,700   Cheesecake Factory (The) (b)...........................        26,350
  14,825   Papa John's International, Inc. (b)....................       489,225
                                                                     -----------
                                                                         723,175
                                                                     -----------
 Retail--Apparel (1.3%):
  11,300   American Eagle Outfitters, Inc. (b)....................       391,263
  34,800   AnnTaylor Stores Corp. (b).............................       706,875
                                                                     -----------
                                                                       1,098,138
                                                                     -----------
 Retail--General Merchandise (0.8%):
  18,600   Duane Reade, Inc. (b)..................................       705,638
                                                                     -----------
 Retail--Speciality Stores (2.4%):
  26,600   Eagle Hardware & Garden (b)............................       576,888
  46,800   Linens 'N Things, Inc. (b).............................     1,287,000
   7,400   Trans World Entertainment Corp. (b)....................       135,050
                                                                     -----------
                                                                       1,998,938
                                                                     -----------
 Telecommunication--Equipment (1.6%):
  24,800   Metromedia Fiber Network (b)...........................       812,200
  10,600   Superior Telecom, Inc..................................       512,775
                                                                     -----------
                                                                       1,324,975
                                                                     -----------

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  SHARES OR
  PRINCIPAL                         SECURITY                           MARKET
   AMOUNT                         DESCRIPTION                           VALUE
  ---------  -----------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 Telecommunications (2.3%):
      40,700 E. Spire Communications, Inc.(b).....................   $   366,300
      46,100 Geotel Communications Corp.(b).......................     1,238,937
      11,700 Tekelec(b)...........................................       178,425
      12,200 Tel-Save Holdings, Inc.(b)(c)........................       136,488
                                                                     -----------
                                                                       1,920,150
                                                                     -----------
   Total Common Stocks                                                69,794,025
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (15.2%):
 Federal Home Loan Mortgage Corp. (15.2%):
 $12,645,000 0.00%, 10/1/98*......................................    12,643,110
                                                                     -----------
   Total U.S. Government Agencies                                     12,643,110
                                                                     -----------

  SHARES OR
  PRINCIPAL                        SECURITY                          MARKET
   AMOUNT                        DESCRIPTION                          VALUE
  ---------  ---------------------------------------------------   -----------

 REPURCHASE AGREEMENTS (2.4%):
 $ 2,011,100 Lehman Brothers Tri Party Agreement, 6.00%, 10/1/98
             (See Significant Accounting Policies, Lending
             Portfolio Securities, in the Notes to Financial
             Statements for collateral description) (d).........   $ 2,011,100
                                                                   -----------
   Total Repurchase Agreements                                       2,011,100
                                                                   -----------
   Total Investments (Cost $79,264,492)(a)--101.4%                  84,448,235
   Liabilities in excess of other assets--(1.4)%                    (1,203,194)
                                                                   -----------
   TOTAL NET ASSETS--100.0%                                        $83,245,041
                                                                   ===========

----
* Represents Discount Note.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $272,899. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

               Unrealized apprecia-
               tion....................  $ 9,728,008
               Unrealized deprecia-
               tion....................   (4,817,164)
                                         -----------
               Net unrealized apprecia-
               tion....................  $ 4,910,844
                                         ===========

(b) Represents non-income producing securities.
(c) All or part of this security has been loaned at September 30, 1998.
(d) Security from reinvested cash collateral received for loaned securities.
PLC--Public Limited Company

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

INTERNATIONAL EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS (89.1%):
 ARGENTINA (1.0%):
 Banks (1.0%):
    38,500 Argentaria Corp. Bancaria
           De Espana SA...........................................   $   765,583
                                                                     -----------
 BRAZIL (0.8%):
 Banks (0.4%):
    24,324 Unibanco GDR...........................................       328,374
                                                                     -----------
 Communication Equipment (0.4%):
 5,900,000 Telecomunicacoes Brasileiras (b).......................       258,850
                                                                     -----------
                                                                         587,224
                                                                     -----------
 DENMARK (0.7%):
 Telecommunications (0.7%):
     5,000 Tele Danmark...........................................       496,459
                                                                     -----------
 FINLAND (1.3%):
 Communication Equipment (0.5%):
     5,000 Nokia Oyj..............................................       396,964
                                                                     -----------
 Diversified Products (0.8%):
    38,500 Asko Oy-A..............................................       529,614
                                                                     -----------
                                                                         926,578
                                                                     -----------
 FRANCE (12.9%):
 Banks (1.6%):
     4,150 Dexia France...........................................       523,489
     5,700 Societe Generale.......................................       630,531
                                                                     -----------
                                                                       1,154,020
                                                                     -----------
 Building & Construction (1.8%):
    15,000 Lafarge SA.............................................     1,327,433
                                                                     -----------
 Diversified Products (2.5%):
     5,700 Suez Lyonnaise des Eaux................................       970,204
     4,000 Vivendi (Ex-Generale des Eaux).........................       796,460
                                                                     -----------
                                                                       1,766,664
                                                                     -----------
 Electronic Components (0.1%):
     2,250 SGS-Thompson Microelectronics NV (b)...................       104,375
                                                                     -----------
 Food & Related (1.4%):
     4,000 Groupe Danone..........................................     1,051,242
                                                                     -----------
 Insurance--Multiline (1.5%):
    11,700 Axa....................................................     1,070,885
                                                                     -----------
 Petroleum (2.3%):
    13,500 Total SA-B.............................................     1,700,506
                                                                     -----------
 Retail--General Merchandise (1.2%):
     6,250 Pinault Printemps--Redoute SA..........................       903,243
                                                                     -----------

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 FRANCE, CONTINUED:
 Tire & Rubber Products (0.5%):
    10,000 Michelin...............................................   $   392,521
                                                                     -----------
                                                                       9,470,889
                                                                     -----------
 GERMANY (8.5%):
 Automobiles & Trucks (3.4%):
     3,000 MAN AG.................................................       965,684
    21,380 Volkswagen AG..........................................     1,541,439
                                                                     -----------
                                                                       2,507,123
                                                                     -----------
 Diversified Products (1.7%):
     8,000 Siemens AG.............................................       441,797
    15,000 VEBA AG................................................       780,805
                                                                     -----------
                                                                       1,222,602
                                                                     -----------
 Insurance--Property & Casualty (1.0%):
     2,375 Allianz AG.............................................       736,080
                                                                     -----------
 Machinery & Equipment (1.9%):
     8,000 GEA AG.................................................       269,482
    12,650 Mannesmann AG..........................................     1,158,013
                                                                     -----------
                                                                       1,427,495
                                                                     -----------
 Telecommunications (0.5%):
    12,500 Deutsche Telekom.......................................       388,158
                                                                     -----------
                                                                       6,281,458
                                                                     -----------
 GREAT BRITAIN (23.3%):
 Aerospace/Defense (0.7%):
    84,000 British Aerospace PLC..................................       506,405
                                                                     -----------
 Banks (3.4%):
    34,000 Abbey National PLC.....................................       586,464
    42,500 Bank of Ireland........................................       756,191
    24,649 Barclays PLC...........................................       400,874
    12,000 HSBC Holdings PLC......................................       226,564
    48,000 Lloyds TSB Group PLC...................................       536,332
                                                                     -----------
                                                                       2,506,425
                                                                     -----------
 Building & Construction (0.2%):
   120,000 Bryant Group PLC.......................................       169,261
                                                                     -----------
 Business Services (0.3%):
   150,000 HW Group PLC (b).......................................       233,243
                                                                     -----------
 Communication Equipment (1.8%):
    87,000 British Telecommunications PLC.........................     1,162,086
   108,885 IMS Group PLC..........................................       147,106
                                                                     -----------
                                                                       1,309,192
                                                                     -----------

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                       INTERNATIONAL EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 GREAT BRITAIN, CONTINUED:
 Diversified Products (1.5%):
    28,000 BBA Group PLC..........................................   $   143,702
    69,000 General Electric Co. PLC...............................       507,437
    35,000 Granada Group PLC......................................       457,097
                                                                     -----------
                                                                       1,108,236
                                                                     -----------
 Food & Related (2.4%):
   145,000 Asda Group PLC.........................................       421,367
    27,000 Cadbury Schweppes PLC..................................       351,012
    56,072 Diageo PLC.............................................       516,465
    50,000 Sainsbury (J) PLC......................................       478,807
                                                                     -----------
                                                                       1,767,651
                                                                     -----------
 Hotel Management & Related Services (0.3%):
   115,000 Jarvis Hotels PLC......................................       209,112
                                                                     -----------
 Household--General Products (0.4%):
   215,000 Limelight Group PLC (b)................................       113,265
    25,000 Unilever PLC...........................................       213,488
                                                                     -----------
                                                                         326,753
                                                                     -----------
 Insurance--Life (1.5%):
    75,000 Norwich Union PLC......................................       585,656
    60,000 Royal & Sun Alliance Insurance Group PLC...............       522,057
                                                                     -----------
                                                                       1,107,713
                                                                     -----------
 Petroleum (1.8%):
    86,468 British Petroleum Co. PLC..............................     1,321,026
                                                                     -----------
 Pharmaceuticals (3.5%):
    52,000 Glaxo Wellcome PLC.....................................     1,531,434
    90,000 SmithKline Beecham PLC.................................       993,386
                                                                     -----------
                                                                       2,524,820
                                                                     -----------
 Real Estate (0.4%):
    18,000 Land Securities PLC....................................       280,809
                                                                     -----------
 Restaurants (0.5%):
    30,448 Whitbread PLC..........................................       388,076
                                                                     -----------
 Retail--General Merchandise (1.0%):
    23,000 Boots Co. PLC..........................................       397,507
    38,000 Kingfisher PLC.........................................       355,821
                                                                     -----------
                                                                         753,328
                                                                     -----------
 Telecommunications (0.9%):
    54,000 Vodafone Group PLC.....................................       629,527
                                                                     -----------

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 GREAT BRITAIN, CONTINUED:
 Transportation (0.5%):
    91,875 NFC PLC................................................   $   161,597
    23,200 Peninsular and Oriential Steam Navigation Co...........       223,744
                                                                     -----------
                                                                         385,341
                                                                     -----------
 Utilities--Electric (0.5%):
    30,000 Southern Electric PLC..................................       335,325
                                                                     -----------
 Utilities--Gas (1.2%):
   128,000 BG PLC.................................................       883,146
                                                                     -----------
 Utilities--Water (0.5%):
    41,000 Yorkshire Water PLC....................................       383,215
                                                                     -----------
                                                                      17,128,604
                                                                     -----------
 GREECE (1.6%):
 Banks (1.6%):
    11,000 Alpha Credit Bank......................................       817,346
    14,643 National Bank of Greece GDR............................       388,040
                                                                     -----------
                                                                       1,205,386
                                                                     -----------
                                                                       1,205,386
                                                                     -----------
 HONG KONG (0.2%):
 Machinery & Equipment (0.2%):
   640,000 First Tractor Co. .....................................       165,193
                                                                     -----------
 INDIA (0.3%):
 Banks (0.3%):
    20,000 State Bank of India GDR................................       213,000
                                                                     -----------
 ITALY (6.4%):
 Banks (0.6%):
   100,000 Credito Italiano SpA...................................       416,351
                                                                     -----------
 Building & Construction (0.5%):
    50,000 Unicem SpA.............................................       366,728
                                                                     -----------
 Insurance--Multiline (1.3%):
   370,000 Instituto Naztionale Delle Assicurazioni...............       940,422
                                                                     -----------
 Petroleum (1.2%):
   150,000 ENI SpA................................................       918,636
                                                                     -----------
 Telecommunications (2.8%):
   170,000 Telecom Italia Mobile SpA..............................       989,682
   155,000 Telecom Italia SpA.....................................     1,066,976
                                                                     -----------
                                                                       2,056,658
                                                                     -----------
                                                                       4,698,795
                                                                     -----------

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

INTERNATIONAL EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

                                 SECURITY                          MARKET
  SHARES                       DESCRIPTION                          VALUE
  ------   ---------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 JAPAN (13.2%):
 Automobiles & Trucks (0.8%):
    56,000 Suzuki Motor Corp. ................................   $   565,266
                                                                 -----------
 Banks (0.7%):
    60,000 Eighteenth Bank....................................       264,472
    30,000 Sanwa Bank Ltd.....................................       157,582
    31,000 Sumitomo Trust & Banking...........................        59,212
                                                                 -----------
                                                                     481,266
                                                                 -----------
 Building & Construction (0.5%):
    76,000 Nishimatsu Construction............................       338,899
                                                                 -----------
 Chemicals--Petroleum & Inorganic (1.1%):
    92,000 Sekisui Chemical Co. ..............................       350,103
    32,000 Shin-Etsu Chemical Co. Ltd. .......................       508,962
                                                                 -----------
                                                                     859,065
                                                                 -----------
 Communication Equipment (0.1%):
    40,000 C-Cube Corp. ......................................        82,280
                                                                 -----------
 Cosmetics & Toiletries (0.3%):
    28,000 Shiseido Co. Ltd. .................................       247,869
                                                                 -----------
 Data Processing (0.8%):
    60,000 Ricoh Co. Ltd. ....................................       555,392
                                                                 -----------
 Electrical Equipment (1.1%):
    35,000 Matsushita Electric Industrial Co. Ltd. ...........       476,969
     5,000 Sony Corp. ........................................       348,589
                                                                 -----------
                                                                     825,558
                                                                 -----------
 Electronic Components (1.3%):
   105,000 Hitachi Ltd. ......................................       462,827
     8,500 Mabuchi Motor Co. Ltd. ............................       533,904
                                                                 -----------
                                                                     996,731
                                                                 -----------
 Insurance--Property & Casualty (0.6%):
    95,000 Sumitomo Marine & Fire.............................       457,133
                                                                 -----------
 Machinery & Equipment (0.7%):
    27,000 Komori Corp........................................       481,009
                                                                 -----------
 Metals--Diversified (0.3%):
    40,000 Tsubaki Nakashima Co. Ltd..........................       228,916
                                                                 -----------
 Pharmaceuticals (0.7%):
    40,000 Eisai Co. Ltd......................................       486,629
                                                                 -----------
 Photographic Equipment (0.6%):
    13,000 Fuji Photo Film....................................       448,869
                                                                 -----------
 Real Estate (0.4%):
    54,000 Mitsui Fudosan.....................................       277,299
                                                                 -----------

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 JAPAN, CONTINUED:
 Retail--General Merchandise (0.7%):
    11,000 ITO-Yokado Co. Ltd.....................................   $   525,272
                                                                     -----------
 Telecommunications (0.6%):
        62 NTT Corp...............................................       453,203
                                                                     -----------
 Textiles (0.7%):
    55,000 Kuraray Co. Ltd........................................       496,988
                                                                     -----------
 Tire & Rubber Products (0.6%):
    23,000 Bridgestone Corp.......................................       464,663
                                                                     -----------
 Toys/Games/Hobbies (0.6%):
     5,000 Nintendo Company Ltd...................................       471,643
                                                                     -----------
                                                                       9,743,950
                                                                     -----------
 MEXICO (0.5%):
 Building & Construction (0.5%):
   175,100 Cemex..................................................       384,910
                                                                     -----------
 NETHERLANDS (5.2%):
 Banks (0.9%):
    14,000 ING Grouep N.V.........................................       630,531
                                                                     -----------
 Business Services (0.7%):
    22,641 Vedior N.V.............................................       558,495
                                                                     -----------
 Electronic Components (1.0%):
    14,000 Philips Electronics....................................       753,815
                                                                     -----------
 Publishing (2.0%):
    35,000 VNU-Verenigde Nederalndse Uitgeversbedrijven...........     1,444,504
                                                                     -----------
 Retail--General Merchandise (0.6%):
    12,000 Vendex N.V.............................................       445,605
                                                                     -----------
                                                                       3,832,950
                                                                     -----------
 NORWAY (0.3%):
 Petroleum (0.3%):
    14,100 Petroleum Geo-Services (b).............................       230,495
                                                                     -----------
 PERU (0.4%):
 Telecommunications (0.4%):
    26,200 Telefonica del Peru ADR................................       320,950
                                                                     -----------
 PHILIPPINES (0.0%):
 Multi-Media (0.0%):
   500,000 Benpres Holdings Corp. (b).............................        32,000
                                                                     -----------
 POLAND (0.6%):
 Banks (0.6%):
    40,000 Bank Handlowy Warszawie................................       411,976
                                                                     -----------

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                       INTERNATIONAL EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998

                                 SECURITY                          MARKET
  SHARES                       DESCRIPTION                          VALUE
  ------   ---------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 PORTUGAL (0.5%):
 Banks (0.5%):
    20,000 Banco Portugues do Atlantico (b)...................   $   340,435
                                                                 -----------
 SINGAPORE (1.4%):
 Banks (0.5%):
    65,000 Development Bank of Singapore Ltd..................       262,360
    52,000 United Overseas Bank Ltd...........................       151,860
                                                                 -----------
                                                                     414,220
                                                                 -----------
 Electrical Equipment (0.3%):
   153,000 GP Batteries International.........................       197,980
                                                                 -----------
 Publishing (0.6%):
    49,764 Singapore Press Holdings...........................       413,540
                                                                 -----------
                                                                   1,025,740
                                                                 -----------
 SOUTH AFRICA (0.7%):
 Building & Construction (0.4%):
   280,000 Murray & Roberts Holdings Ltd......................       279,523
                                                                 -----------
 Chemicals (0.3%):
   115,000 Aeci Ltd...........................................       202,423
                                                                 -----------
                                                                     481,946
                                                                 -----------
 SPAIN (2.4%):
 Apparel (0.5%):
    13,000 Adolfo Dominguez SA (b)............................       359,624
                                                                 -----------
 Banks (0.4%):
    20,000 Banco Santander SA.................................       309,013
                                                                 -----------
 Communication Equipment (1.5%):
    30,200 Telefonica de Espana...............................     1,101,158
                                                                 -----------
                                                                   1,769,795
                                                                 -----------
 SWEDEN (0.6%):
 Banks (0.6%):
    20,000 ForeningsSparbanken AB.............................       459,504
                                                                 -----------

                                   SECURITY                            MARKET
  SHARES                         DESCRIPTION                            VALUE
  ------   -------------------------------------------------------   -----------

 COMMON STOCKS, CONTINUED:
 SWITZERLAND (6.3%):
 Banks (1.1%):
     2,500 Credit Suisse Group--Registered........................   $   276,311
     2,600 UBS AG--Registered (b).................................       507,111
                                                                     -----------
                                                                         783,422
                                                                     -----------
 Food & Related (2.4%):
       900 Nestle SA--Registered..................................     1,790,492
                                                                     -----------
 Insurance--Multiline (0.8%):
     1,250 Zurich Allied AG (b)...................................       620,344
                                                                     -----------
 Pharmaceuticals (2.0%):
       600 Novartis AG............................................       961,778
        45 Roche Holding AG--Genussshein..........................       484,356
                                                                     -----------
                                                                       1,446,134
                                                                     -----------
                                                                       4,640,392
                                                                     -----------
 Total Common Stocks                                                  65,614,212
                                                                     -----------
 PREFERRED STOCKS (1.1%):
 GERMANY (1.1%):
 Machinery & Equipment (1.1%):
    28,000 GEA AG.................................................       787,385
                                                                     -----------
 Total Preferred Stocks                                                  787,385
                                                                     -----------
 WARRANTS AND RIGHTS (0.0%):
 FRANCE (0.0%):
 Diversified Products (0.0%):
     4,000 Vivendi (Ex-Generale des Eaux) (b).....................         6,138
                                                                     -----------
 SPAIN (0.0%):
 Banks (0.0%):
    40,000 Banco Santander SA (b).................................           282
                                                                     -----------
 Total Warrants and Rights                                                 6,420
                                                                     -----------
 Total Investments (Cost--$72,752,105) (a)--90.2%                     66,408,017
 Other assets in excess of liabilities--9.8%                           7,185,652
                                                                     -----------
 TOTAL NET ASSETS--100.0%                                            $73,593,669
                                                                     ===========

                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

INTERNATIONAL EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998
----
(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

               Unrealized apprecia-
               tion                   $   6,017,119
               Unrealized deprecia-
               tion                    (12,361,207)
                                      -------------
               Net unrealized depre-
               ciation                $ (6,344,088)
                                      =============

(b) Represents non-income producing securities.
AB--Aktiebolag (Swedish Stock Co.)
ADR--American Depository Receipt.
AG--Aktiengesellschaft (German Stock Co.).
GDR--Global Depository Receipt.
NV--Naamloze Vennootschap (Dutch Corp.)
PLC--Public Limited Company.
SA--Societe Anonyme (French Corp.).
SpA--Societa per Azioni (Italian Corp.).
At September 30, 1998, the International Equity Fund's open forward foreign currency exchange contracts were as follows:

                                                                 CONTRACT                      UNREALIZED
                         DELIVERY  CONTRACT                        VALUE       MARKET VALUE  APPRECIATION/
CURRENCY                   DATE     PRICE**   CONTRACT  AMOUNT (U.S. DOLLARS) (U.S. DOLLARS) (DEPRECIATION)
--------                 --------- ---------- ---------------- -------------- -------------- --------------
Long Contracts:
 British Pound..........  10/2/98     .585138       194,094.60   $  331,708     $  329,845      $(1,863)
 British Pound..........  10/2/98     .585138        97,356.97      166,383        165,449         (934)
 Italian Lira...........  10/2/98  1,655.2999 1,132,551,492.00      684,197        685,377        1,180
 Japanese Yen...........  10/1/98    134.3333     3,608,866.00       26,865         26,512         (353)
                                                                 ----------     ----------      -------
Total Long Contracts..........................................   $1,209,153     $1,207,183      $(1,970)
                                                                 ==========     ==========      =======

** Contract Price is in local currency.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                        CAPITAL MANAGER CONSERVATIVE GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

                                  SECURITY                            MARKET
  SHARES                         DESCRIPTION                           VALUE
  ------   ------------------------------------------------------   -----------

 INVESTMENT COMPANIES (100.4%):
   430,050 BB&T Balanced Fund....................................   $ 5,930,383
   122,493 BB&T Growth and Income Stock Fund.....................     2,268,579
   471,769 BB&T Intermediate U.S. Government Bond Fund...........     4,996,031
   131,903 BB&T International Equity Fund........................     1,312,434
    95,015 BB&T Large Company Growth Fund........................       914,994
   608,856 BB&T Short-Intermediate U.S. Government Income Fund...     6,131,182
    63,025 BB&T Small Company Growth Fund (b)....................     1,115,540
 1,322,050 BB&T U.S. Treasury Money Market Fund..................     1,322,050
                                                                    -----------
   Total Investment Companies                                        23,991,193
                                                                    -----------
 Total Investments in affiliates (Cost--$24,195,703) (a)--100.4%     23,991,193
 Liabilities in excess of other assets--(0.4)%                          (99,121)
                                                                    -----------
 TOTAL NET ASSETS--100.0%                                           $23,892,072
                                                                    ===========

----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $2,657. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

               Unrealized appreciation......... $ 511,535
               Unrealized depreciation.........  (718,702)
                                                ---------
               Net unrealized depreciation..... $(207,167)
                                                =========

(b) Represents non-income producing securities.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

CAPITAL MANAGER MODERATE GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

                                  SECURITY                            MARKET
  SHARES                         DESCRIPTION                           VALUE
  ------   ------------------------------------------------------   -----------

 INVESTMENT COMPANIES (100.3%):
   250,629 BB&T Balanced Fund....................................   $ 3,456,174
   288,854 BB&T Growth and Income Stock Fund.....................     5,349,569
   320,854 BB&T Intermediate U.S. Government Bond Fund...........     3,397,840
   213,321 BB&T International Equity Fund........................     2,122,545
   224,035 BB&T Large Company Growth Fund........................     2,157,454
   354,878 BB&T Short-Intermediate U.S. Government Income Fund...     3,573,622
    85,585 BB&T Small Company Growth Fund (b)....................     1,514,858
 1,318,709 BB&T U.S. Treasury Money Market Fund..................     1,318,709
                                                                    -----------
   Total Investment Companies                                        22,890,771
                                                                    -----------
   Total Investments in affiliates (Cost $23,833,469) (a)--100.3%    22,890,771
   Liabilities in excess of other assets--(0.3)%                        (63,101)
                                                                    -----------
   TOTAL NET ASSETS--100.0%                                         $22,827,670
                                                                    ===========

----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $10,329. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

               Unrealized appreciation....... $   322,661
               Unrealized depreciation.......  (1,275,688)
                                              -----------
               Net unrealized depreciation... $  (953,027)
                                              ===========

(b) Represents non-income producing securities.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                     CAPITAL MANAGER GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1998

                                  SECURITY                            MARKET
  SHARES                         DESCRIPTION                           VALUE
  ------   ------------------------------------------------------   -----------

 INVESTMENT COMPANIES (100.2%):
    80,628 BB&T Balanced Fund....................................   $ 1,111,856
   418,396 BB&T Growth and Income Stock Fund.....................     7,748,697
   287,665 BB&T Intermediate U.S. Government Bond Fund...........     3,046,369
   247,242 BB&T International Equity Fund........................     2,460,055
   324,515 BB&T Large Company Growth Fund........................     3,125,076
   114,231 BB&T Short-Intermediate U.S. Government Income Fund...     1,150,307
   106,275 BB&T Small Company Growth Fund (b)....................     1,881,075
 1,157,843 BB&T U.S. Treasury Money Market Fund..................     1,157,843
                                                                    -----------
   Total Investment Companies                                        21,681,278
                                                                    -----------
   Total Investments in affiliates (Cost $23,151,994) (a)--100.2%    21,681,278
   Liabilities in excess of other assets--(0.2)%                        (34,884)
                                                                    -----------
   TOTAL NET ASSETS--100.0%                                         $21,646,394
                                                                    ===========

----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $5,342. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

               Unrealized appreciation....... $   219,815
               Unrealized depreciation.......  (1,695,873)
                                              -----------
               Net unrealized depreciation... $(1,476,058)
                                              ===========

(b) Represents non-income producing securities.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1998
1. ORGANIZATION:

  The BB&T Mutual Funds Group ("The Group") commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

  The Group is authorized to issue an unlimited number of shares without par value. The Group offers shares of the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Growth and Income Stock Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, and the Capital Manager Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, and the Capital Manager Growth Fund are referred to as the "Funds of Funds". The Funds offer up to three classes of shares: Class A Shares, Class B Shares, and Trust Shares. Class B Shares are currently only offered in the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Intermediate U.S. Government Bond Fund, the Growth and Income Stock Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund. Class A Shares are offered with a front-end sales charge. Class B Shares are offered subject to a contingent deferred sales charge which varies based on the length of time Class B Shares are held. The contingent deferred sales charges are as follows:

         YEARS SINCE PURCHASE                               PERCENT
         --------------------                               -------
          0-1..............................................  5.00%
          1-2..............................................  4.00%
          2-4..............................................  3.00%
          4-5..............................................  2.00%
          5-6..............................................  1.00%
          6 or more........................................  none

  Each class of shares has identical rights and privileges except with respect to the distribution fees borne by the Class A Shares and Class B Shares, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Sales of shares of the Group may be made to customers of Branch Banking & Trust Company ("BB&T") and its affiliates, to all accounts of correspondent banks of BB&T and to the general public. BB&T serves as investment advisor to the Group.

  The Prime Money Market and the U.S. Treasury Money Market Fund (the "money market funds") seek current income with liquidity and stability of principal. The Short-Intermediate U.S. Government Income Fund and the Intermediate U.S. Government Bond Fund seek current income consistent with the preservation of capital through investment in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The North Carolina Intermediate Tax-Free Fund and the South Carolina Intermediate Tax-

                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  Free Fund seek to produce a high level of current interest income that is exempt from both federal and North and South Carolina state income tax, respectively. The Growth and Income Stock Fund seeks capital growth, current income or both. The Balanced Fund seeks long-term capital growth and current income. The Large Company Growth Fund and the Small Company Growth Fund seek long-term capital appreciation through investments primarily in equity securities of growth companies. The International Equity Fund seeks long-term capital appreciation through investments primarily in equity securities of foreign issuers. The Capital Manager Conservative Growth Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities. The Capital Manager Moderate Growth Fund seeks capital appreciation, and secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities. The Capital Manager Growth Fund seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

2. SIGNIFICANT ACCOUNTING POLICIES:

  The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITIES VALUATION:

  Investments of the money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

  Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities of the Funds, excluding the money market funds, are valued at their market values determined on the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. The Funds, excluding the money market funds, may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect market values which may be established through the use of electronic and matrix techniques. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and market values of investments are reflected as unrealized appreciation or depreciation.

  FOREIGN CURRENCY TRANSLATION:

  The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998


  The International Equity Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held.

  Reported net realized foreign exchange gains or losses arise from sales and maturities of foreign securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates on securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in exchange rates.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

  The International Equity Fund may enter into forward foreign currency exchange contracts. The purpose of these contracts is to hedge against fluctuation in the value of the underlying currency of certain portfolio investments. A forward foreign currency exchange contract is an agreement to purchase or sell a specified currency at a specified price on a future date. Risks associated with the contract include changes in the value of the foreign currency relative to the U.S. dollar and/or the counterparty's potential inability to perform under the contract.

  The forward foreign currency exchange contracts are valued daily using the current exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Realized gains or losses are recognized when entering a closing or offsetting forward foreign currency contract with the same settlement date and broker.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES:

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

  Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available in the International Equity Fund and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

  SECURITIES TRANSACTIONS AND RELATED INCOME:

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization/accretion

                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  WHEN-ISSUED AND FORWARD COMMITMENTS:

  The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a "when-issued" basis. The Prime Money Market Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the funds agree to purchase the securities. The Funds do not accrue interest or dividends on "when-issued" securities until the underlying securities are received. While the Funds purchased securities on a "when-issued" basis during the year, the Funds held no such securities as of September 30, 1998.

  REPURCHASE AGREEMENTS:

  Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  LENDING PORTFOLIO SECURITIES:

  To generate additional income, each Fund, except the North Carolina Intermediate Tax-Free Fund and the South Carolina Intermediate Tax-Free Fund, may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or any combination thereof. Each Fund continues to earn interest and dividends on securities lent while simultaneously seeking to earn interest on the investment collateral.


                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  When cash is received as collateral for securities loaned, each Fund may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Fund, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed income securities received as collateral are not recorded as assets or liabilities of the Fund because the Fund does not have effective control of such securities.

  There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by BB&T to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of BB&T, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

  As of September 30, 1998 the Small Company Growth Fund had securities on loan with a market value of $1,851,956 and collateral with a market value of $2,011,100. The securities on loan were collateralized by a Lehman Brothers Tri Party Repurchase Agreement with an interest rate of 6.00% and a maturity date of October 1, 1998. This repurchase agreement was collateralized by the following securities:

   PRINCIPAL DESCRIPTION                                           MARKET VALUE
   --------- -----------                                           ------------
   $314,663  BA Mortgage Securities, Inc., 0.00%, 6/25/13.......    $ 232,320
    434,000  BA Mortgage Securities, Inc., 6.50%, 6/25/13.......      446,821
    309,000  BA Mortgage Securities, Inc., 6.50%, 6/25/13.......      318,128
    102,916  BA Mortgage Securities, Inc., 0.00%, 8/25/28.......       96,601
    291,460  BA Mortgage Securities, Inc., 0.00%, 8/25/13.......      277,197
     93,027  Capstead Mortgage, 0.00%, 10/25/24.................       52,570
    139,540  Capstead Mortgage, 0.00%, 10/25/24.................       91,593
             Collateralized Mortgage Securities Corp., 0.00%,
    510,000  2/1/15.............................................       25,500
    100,000  Prudential Securities, 0.01%, 12/25/21.............      308,527
      1,000  Ryland Mortgage, 0.00%, 6/25/23....................        1,000
      1,000  Ryland Mortgage, 0.00%, 5/15/00....................          900
      1,000  Ryland Mortgage, 0.00%, 9/25/22....................        1,000
      1,000  Ryland Mortgage, 0.00%, 12/29/31...................          900
    499,118  Saxon Mortgage, 6.25%, 5/25/09.....................       58,217
     20,000  Saxon Mortgage, 7.00%, 7/25/09.....................       12,541
    347,700  Saxon Mortgage, 7.50%, 7/25/24.....................      129,429
                                                                    ---------
                                                                    2,053,244

  DIVIDENDS TO SHAREHOLDERS:

  Dividends from net investment income are declared daily and paid monthly for the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the

                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, and the South Carolina Intermediate Tax-Free Fund. Dividends from net investment income are declared and paid monthly for the Growth and Income Stock Fund and the Balanced Fund. Dividends from net investment income are declared and paid quarterly for the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, and the Funds of Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

  The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  As of September 30, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to capital:

                                                               ACCUMULATED
                                                            UNDISTRIBUTED NET
                                                           REALIZED GAIN/(LOSS)
                                                            ON INVESTMENTS AND
                                         UNDISTRIBUTED NET   FOREIGN CURRENCY
                                         INVESTMENT INCOME     TRANSACTIONS
                                         ----------------- --------------------
   Prime Money Market Fund.............     $    4,810          $      --
   U.S. Treasury Money Market Fund.....            246               (246)
   Short-Intermediate U.S. Government
    Income Fund........................         81,814            (81,814)
   Intermediate U.S. Government Bond
    Fund...............................         55,719            (55,719)
   North Carolina Intermediate Tax-Free
    Fund...............................         28,296            (28,296)
   South Carolina Intermediate Tax-Free
    Fund...............................          1,008                 --
   Balanced Fund.......................         15,592            (15,592)
   Large Company Growth Fund...........         17,596                 --
   Small Company Growth Fund...........      1,116,386                 --
   International Equity Fund...........        305,555           (305,555)
   Capital Manager Conservative Growth
    Fund...............................         39,004            (38,248)
   Capital Manager Moderate Growth
    Fund...............................         68,801            (68,045)
   Capital Manager Growth Fund.........         87,793            (87,037)

  FEDERAL INCOME TAXES:

  It is the policy of each Fund of the Group to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections

                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  OTHER:

  Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Group are prorated to the Funds on the basis of relative net assets. Expenses of the Funds of Funds do not reflect the expenses of the underlying funds. All expenses in connection with the Prime Money Market Fund, the South Carolina Intermediate Tax-Free Fund, the Large Company Growth Fund, the International Equity Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, and the Capital Manager Growth Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the respective Fund. Such expenses are being capitalized and amortized over a period of two years commencing with the initial public offering.

3. PURCHASES AND SALES OF SECURITIES:

  Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 1998 are as follows:

                                                      PURCHASES      SALES
                                                     ------------ ------------
   Short-Intermediate U.S. Government Income Fund... $129,521,565 $ 78,220,943
   Intermediate U.S. Government Bond Fund...........  139,045,509  107,832,053
   North Carolina Intermediate Tax-Free Fund........   39,436,059   26,541,263
   South Carolina Intermediate Tax-Free Fund (a)....   28,105,488   10,756,734
   Growth and Income Stock Fund.....................  109,807,283   51,938,512
   Balanced Fund....................................   74,223,592   41,694,822
   Large Company Growth Fund (b)....................   93,339,496   50,283,360
   Small Company Growth Fund........................  139,871,483  125,929,132
   International Equity Fund........................   57,351,737   34,854,898
   Capital Manager Conservative Growth Fund (c).....   23,770,463      914,537
   Capital Manager Moderate Growth Fund (c).........   23,516,934    1,034,139
   Capital Manager Growth Fund (c)..................   23,561,096    1,629,355

  (a)For the period from October 20, 1997 (commencement of operations) to September 30, 1998.
  (b)For the period from October 3, 1997 (commencement of operations) to September 30, 1998.
  (c)For the period from October 2, 1997 (commencement of operations) to September 30, 1998.

4. RELATED PARTY TRANSACTIONS:

  Investment advisory services are provided to the Group by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average net assets of each of the Funds. Pursuant to a Sub-Advisory Agreement with BB&T, BlackRock Financial Management, Inc., an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank") manages the Small Company Growth Fund subject to the general supervision of the Group's Board of Trustees and BB&T. For

                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  its services, BlackRock Financial Management Inc. is entitled to a fee, payable by BB&T, at the following annual rates as a percentage of the Small Company Growth Fund's average daily net assets: (1) 0.50% of net assets up to $50 million, (2) 0.45% of the next $50 million in net assets, and (3) 0.40% of net assets in excess of $100 million. Pursuant to a Sub-Advisory agreement with BB&T, BlackRock International, Ltd. serves as the Sub-Advisor to the International Equity Fund. Under the agreement, BlackRock International, Ltd. manages the International Equity Fund subject to the general supervision of the Group's Board of Trustees and BB&T. For its services, BlackRock International, Ltd. is entitled to a fee, payable by BB&T, at the following annual rates as a percentage of the International Equity Fund's average daily net assets: (1) 0.50% of net assets up to $50 million, (2) 0.45% of the next $50 million in net assets, and (3) 0.40% of the net assets over $100 million. Pursuant to a Sub-Advisory agreement with BB&T, BlackRock Institutional Management Corporation serves as the Sub-Advisor to the Prime Money Market Fund. Under the agreement, BlackRock Institutional Management Corporation manages the Prime Money Market Fund subject to the general supervision of the Group's Board of Trustees and BB&T. For its services, BlackRock Institutional Management Corporation is entitled to a fee, payable by BB&T at 0.09% of the Prime Money Market Fund's average daily net assets.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Funds are affiliated, serves the Funds as administrator and distributor. Such officers and trustees are paid no fees directly by the Funds for serving as officers of the Funds. Fees payable to BISYS for administration services are established under terms of the administration contract at the annual rate of 0.20% of the average daily net assets of each Fund with the exception of the Funds of Funds which are charged a fee of 0.05% of the average daily net assets. BISYS Ohio serves the Funds as transfer agent and fund accountant.

  The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50% and 1.00% of the average daily net assets of the Class A Shares and Class B Shares, respectively. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the Funds, excluding the money market funds. For the year ended September 30, 1998, BISYS received $1,559,219 from commissions earned on sales of shares of which $1,538,342 was allowed to affiliated broker/dealers of the Group.

  BB&T, BISYS, and BISYS Ohio may voluntarily reduce or reimburse fees to assist the Funds in maintaining competitive expense ratios. BB&T reimbursed the Prime Money Market Fund and the South Carolina Intermediate Tax-Free Fund $65,024 and $12,103, respectively.

                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998


  Information regarding these transactions is as follows for the year ended September 30, 1998:

                                                                                  FUND
                              INVESTMENT ADVISORY  ADMINISTRATION DISTRIBUTION ACCOUNTING
                                     FEES               FEES      FEES CLASS A    FEES
                             --------------------- -------------- ------------ ----------
                                AS A
                             PERCENTAGE VOLUNTARY                  VOLUNTARY   VOLUNTARY
                             OF AVERAGE    FEE       VOLUNTARY        FEE         FEE
                             NET ASSETS REDUCTIONS FEE REDUCTIONS  REDUCTIONS  REDUCTIONS
                             ---------- ---------- -------------- ------------ ----------
   Prime Money Market
    Fund...................      .40%   $   73,260    $ 47,495      $ 2,942     $    --
   U.S. Treasury Money
    Market Fund............      .40%      271,649     135,824       94,418          --
   Short-Intermediate U.S.
    Government Income
    Fund...................      .60%      154,167      41,555       11,479          --
   Intermediate U.S.
    Government Bond Fund...      .60%      181,482          --       10,589          --
   North Carolina
    Intermediate Tax-Free
    Fund...................      .60%       83,340      41,670       34,895      20,006
   South Carolina
    Intermediate Tax-Free
    Fund (a)...............      .60%       43,717      16,821          729      21,043
   Growth and Income Stock
    Fund...................      .74%    1,005,608          --       98,946          --
   Balanced Fund...........      .74%      333,244          --       55,643          --
   Large Company Growth
    Fund (b)...............      .74%      123,874          --        2,076          --
   Small Company Growth
    Fund...................     1.00%           --          --       28,876          --
   International Equity
    Fund...................     1.00%           --          --        2,914      10,001
   Capital Manager
    Conservative Growth
    Fund (c)...............      .25%       45,273          31           68          --
   Capital Manager Moderate
    Growth Fund (c)........      .25%       45,181          31          489          --
   Captial Manager Growth
    Fund (c)...............      .25%       44,992          31          278          --

  (a)For the period October 20, 1997 (commencement of operations) to September 30, 1998.
  (b)For the period October 3, 1997 (commencement of operations) to September 30, 1998.
  (c)For the period October 2, 1997 (commencement of operations) to September 30, 1998.

5. CONCENTRATION OF CREDIT RISK

  The North Carolina Intermediate Tax-Free Fund and the South Carolina Intermediate Tax-Free Fund invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.


                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998

  These funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At September 30, 1998, the percentage of portfolio investments by each revenue source were as follows:

                                                          NORTH        SOUTH
                                                         CAROLINA     CAROLINA
                                                       INTERMEDIATE INTERMEDIATE
                                                        TAX-FREE      TAX-FREE
                                                           FUND         FUND
                                                       ------------ ------------
   Revenue Bonds:
    Education Bonds..................................       2.2%        29.7%
    Health Care Bonds................................      10.7%         4.2%
    Housing Bonds....................................       1.4%          --
    Pollution Control Bonds..........................        --          4.4%
    Utility Bonds....................................      16.2%        23.8%
   General Obligation Bonds..........................      68.3%        35.1%
   Investment Companies..............................       1.2%         2.8%


                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                               SEPTEMBER 30, 1998

6. CAPITAL SHARE TRANSACTIONS:

  Transactions in capital shares for the Funds were as follows:

                          PRIME MONEY          U.S. TREASURY              SHORT-INTERMEDIATE
                          MARKET FUND        MONEY MARKET FUND        U.S. GOVERNMENT INCOME FUND
                         -------------  ----------------------------  ----------------------------
                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                         SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                         1998 (A) (B)       1998           1997           1998           1997
                         -------------  -------------  -------------  -------------  -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares
 issued................. $   6,606,837  $  88,087,627  $  70,989,333  $    192,328   $    885,456
 Dividends reinvested...        45,693      1,697,458      1,246,105       177,946        256,211
 Cost of shares re-
 deemed.................    (3,390,007)   (80,848,886)   (67,625,463)   (1,181,875)    (2,362,962)
                         -------------  -------------  -------------  ------------   ------------
 Change in net assets
 from Class A Share
 transactions........... $   3,262,523  $   8,936,199  $   4,609,975  $   (811,601)  $ (1,221,295)
                         =============  =============  =============  ============   ============
CLASS B SHARES:
 Proceeds from shares
 issued................. $     300,010  $   1,533,442  $   2,616,434
 Dividends reinvested...            --         48,607         52,966
 Cost of shares re-
 deemed.................            --     (1,828,809)    (2,472,263)
                         -------------  -------------  -------------
 Change in net assets
 from Class B Share
 transactions........... $     300,010  $    (246,760) $     197,137
                         =============  =============  =============
TRUST SHARES:
 Proceeds from shares
 issued................. $ 193,347,394  $ 397,566,766  $ 403,991,788  $ 73,529,580   $ 53,763,591
 Dividends reinvested...         2,882      2,591,520      1,685,849       367,365        834,332
 Cost of shares re-
 deemed.................  (155,576,517)  (431,201,888)  (344,812,331)  (24,841,396)   (14,029,292)
                         -------------  -------------  -------------  ------------   ------------
 Change in net assets
 from Trust Share
 transactions........... $  37,773,759  $ (31,043,602) $  60,865,306  $ 49,055,549   $ 40,568,631
                         =============  =============  =============  ============   ============
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.................     6,606,838     88,087,627     70,989,333        19,489         91,005
 Reinvested.............        45,693      1,697,458      1,246,105        18,128         26,322
 Redeemed...............    (3,390,007)   (80,848,885)   (67,625,371)     (120,560)      (242,739)
                         -------------  -------------  -------------  ------------   ------------
 Change in Class A
 Shares.................     3,262,524      8,936,200      4,610,067       (82,943)      (125,412)
                         =============  =============  =============  ============   ============
CLASS B SHARES:
 Issued.................       300,010      1,533,441      2,616,434
 Reinvested.............            --         48,607         52,966
 Redeemed...............            --     (1,828,809)    (2,472,262)
                         -------------  -------------  -------------
 Change in Class B
 Shares.................       300,010       (246,761)       197,138
                         =============  =============  =============
TRUST SHARES:
 Issued.................   193,347,394    397,566,766    403,991,788     7,511,307      5,522,729
 Reinvested.............         2,882      2,591,520      1,685,849        37,398         85,431
 Redeemed...............  (155,576,517)  (431,201,888)  (344,812,331)   (2,526,173)    (1,441,912)
                         -------------  -------------  -------------  ------------   ------------
 Change in Trust
 Shares.................    37,773,759    (31,043,602)    60,865,306     5,022,532      4,166,248
                         =============  =============  =============  ============   ============

----
(a) The Fund commenced operations on October 1, 1997.
(b) The Fund commenced offering Class B Shares on September 2, 1998.


                                   Continued

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               SEPTEMBER 30, 1998

                                                             NORTH CAROLINA          SOUTH CAROLINA
                                INTERMEDIATE                  INTERMEDIATE            INTERMEDIATE
                          U.S. GOVERNMENT BOND FUND           TAX-FREE FUND          TAX-FREE FUND
                         ----------------------------  ----------------------------  --------------
                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                         SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                             1998           1997           1998           1997          1998 (A)
                         -------------  -------------  -------------  -------------  --------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares
 issued................. $    950,380   $  1,310,434   $  3,137,339   $  1,088,682    $   291,303
 Dividends reinvested...      164,571        180,302        327,585        297,458          3,952
 Cost of shares re-
 deemed.................   (1,072,325)    (1,022,240)    (1,548,708)    (1,432,371)        (5,000)
                         ------------   ------------   ------------   ------------    -----------
 Change in net assets
 from Class A Share
 transactions........... $     42,626   $    468,496   $  1,916,216   $    (46,231)   $   290,255
                         ============   ============   ============   ============    ===========
CLASS B SHARES:
 Proceeds from shares
 issued................. $    694,364   $    335,144
 Dividends reinvested...       31,042         20,305
 Cost of shares re-
 deemed.................     (107,776)       (97,593)
                         ------------   ------------
 Change in net assets
 from Class B Share
 transactions........... $    617,630   $    257,856
                         ============   ============
TRUST SHARES:
 Proceeds from shares
 issued................. $ 75,881,763   $ 44,016,573   $ 32,628,455   $ 43,875,824    $25,450,134
 Dividends reinvested...    2,885,452      3,842,953         36,980             --          5,687
 Cost of shares re-
 deemed.................  (48,000,300)   (27,916,964)   (22,227,082)   (12,390,664)    (8,029,967)
                         ------------   ------------   ------------   ------------    -----------
 Change in net assets
 from Trust Share
 transactions........... $ 30,766,915   $ 19,942,562   $ 10,438,353   $ 31,485,160    $17,425,854
                         ============   ============   ============   ============    ===========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.................       93,931        134,656        302,092        106,962         28,435
 Reinvested.............       16,400         18,586         31,718         29,323            385
 Redeemed...............     (106,747)      (105,409)      (149,421)      (141,088)          (489)
                         ------------   ------------   ------------   ------------    -----------
 Change in Class A
 Shares.................        3,584         47,833        184,389         (4,803)        28,331
                         ============   ============   ============   ============    ===========
CLASS B SHARES:
 Issued.................       68,849         34,677
 Reinvested.............        3,099          2,100
 Redeemed...............      (10,797)       (10,069)
                         ------------   ------------
 Change in Class B
 Shares.................       61,151         26,708
                         ============   ============
TRUST SHARES:
 Issued.................    7,597,248      4,529,511      3,171,581      4,336,581      2,534,229
 Reinvested.............      287,298        395,177          3,599             --            566
 Redeemed...............   (4,759,077)    (2,869,819)    (2,146,354)    (1,218,137)      (782,561)
                         ------------   ------------   ------------   ------------    -----------
 Change in Trust
 Shares.................    3,125,469      2,054,869      1,028,826      3,118,444      1,752,234
                         ============   ============   ============   ============    ===========

----
(a) For the period from October 20, 1997 (commencement of operations) through September 30, 1998.

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                               SEPTEMBER 30, 1998

                           GROWTH AND INCOME STOCK                                   LARGE COMPANY
                                    FUND                      BALANCED FUND           GROWTH FUND
                         ----------------------------  ----------------------------  -------------
                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                         SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                             1998           1997           1998           1997         1998 (A)
                         -------------  -------------  -------------  -------------  -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares
 issued................. $  11,309,607  $  10,205,516  $  7,590,706   $  3,940,696   $  2,203,499
 Dividends reinvested...     2,764,969      1,262,092     1,073,391        903,966          2,142
 Cost of shares re-
 deemed.................    (5,601,439)    (3,145,887)   (4,132,034)    (2,046,437)       (90,348)
                         -------------  -------------  ------------   ------------   ------------
 Change in net assets
 from
 Class A Share transac-
 tions.................. $   8,473,137  $   8,321,721  $  4,532,063   $  2,798,225   $  2,115,293
                         =============  =============  ============   ============   ============
CLASS B SHARES:
 Proceeds from shares
 issued................. $  19,294,501  $  10,402,303  $  9,624,926   $  3,538,410   $  4,439,304
 Dividends reinvested...     1,383,073        269,261       407,643        204,283          2,680
 Cost of shares re-
 deemed.................    (2,045,175)      (596,414)   (1,109,354)      (344,991)      (119,504)
                         -------------  -------------  ------------   ------------   ------------
 Change in net assets
 from
 Class B Share transac-
 tions.................. $  18,632,399  $  10,075,150  $  8,923,215   $  3,397,702   $  4,322,480
                         =============  =============  ============   ============   ============
TRUST SHARES:
 Proceeds from shares
 issued................. $ 133,771,433  $ 102,634,040  $ 36,729,601   $ 27,037,235   $ 88,420,885
 Dividends reinvested...    11,462,995      7,792,090     3,958,651      4,339,486          8,366
 Cost of shares re-
 deemed.................   (79,207,902)   (78,028,088)  (21,343,897)   (22,376,194)   (35,759,154)
                         -------------  -------------  ------------   ------------   ------------
 Change in net assets
 from
 Trust Share transac-
 tions.................. $  66,026,526  $  32,398,042  $ 19,344,355   $  9,000,527   $ 52,670,097
                         =============  =============  ============   ============   ============
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.................       557,701        603,380       542,438        311,695        210,050
 Reinvested.............       143,264         78,513        77,637         73,556            210
 Redeemed...............      (282,239)      (183,421)     (297,325)      (162,113)        (8,713)
                         -------------  -------------  ------------   ------------   ------------
 Change in Class A
 Shares.................       418,726        498,472       322,750        223,138        201,547
                         =============  =============  ============   ============   ============
CLASS B SHARES:
 Issued.................       956,590        601,095       684,576        282,902        427,380
 Reinvested.............        72,036         16,806        29,651         16,642            272
 Redeemed...............      (104,546)       (33,998)      (79,403)       (27,001)       (11,650)
                         -------------  -------------  ------------   ------------   ------------
 Change in Class B
 Shares.................       924,080        583,903       634,824        272,543        416,002
                         =============  =============  ============   ============   ============
TRUST SHARES:
 Issued.................     6,755,500      6,071,972     2,629,189      2,159,650      8,894,685
 Reinvested.............       591,985        484,781       287,018        354,453            842
 Redeemed...............    (3,959,333)    (4,591,206)   (1,528,960)    (1,816,862)    (3,603,029)
                         -------------  -------------  ------------   ------------   ------------
 Change in Trust
 Shares.................     3,388,152      1,965,547     1,387,247        697,241      5,292,498
                         =============  =============  ============   ============   ============

----
(a) For the period from October 3, 1997 (commencement of operations) through September 30, 1998.

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                               SEPTEMBER 30, 1998

                                                                                       CAPITAL MANAGER
                                                                                     CONSERVATIVE GROWTH
                          SMALL COMPANY GROWTH FUND     INTERNATIONAL EQUITY FUND           FUND
                         ----------------------------  ----------------------------  -------------------
                            FOR THE        FOR THE        FOR THE        FOR THE           FOR THE
                          YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED      PERIOD ENDED
                         SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,     SEPTEMBER 30,
                             1998           1997           1998         1997 (A)          1998 (B)
                         -------------  -------------  -------------  -------------  -------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares
 issued................. $ 38,525,136   $ 14,389,954   $    722,522   $    827,829      $    120,882
 Dividends reinvested...      166,111          8,868         21,801          1,006               294
 Cost of shares re-
 deemed.................  (38,915,077)   (10,695,064)       (72,663)       (18,193)               --
                         ------------   ------------   ------------   ------------      ------------
 Change in net assets
 from Class A Share
 transactions........... $   (223,830)  $  3,703,758   $    671,660   $    810,642      $    121,176
                         ============   ============   ============   ============      ============
CLASS B SHARES:
 Proceeds from shares
 issued................. $  3,614,978   $  4,994,141   $  1,222,446   $  1,177,260
 Dividends reinvested...      128,534          4,428         31,847            542
 Cost of shares re-
 deemed.................   (1,255,729)      (584,820)      (225,132)       (35,486)
                         ------------   ------------   ------------   ------------
 Change in net assets
 from Class B Share
 transactions........... $  2,487,783   $  4,413,749   $  1,029,161   $  1,142,316
                         ============   ============   ============   ============
TRUST SHARES:
 Proceeds from shares
 issued................. $ 48,565,796   $ 29,271,553   $ 36,031,578   $ 49,906,785      $ 23,613,564
 Dividends reinvested...      448,590         26,916        522,726         87,911                25
 Cost of shares re-
 deemed.................  (23,595,445)   (14,151,600)    (9,432,531)    (2,465,305)           (7,488)
                         ------------   ------------   ------------   ------------      ------------
 Change in net assets
 from Trust Share trans-
 actions................ $ 25,418,941   $ 15,146,869   $ 27,121,773   $ 47,529,391      $ 23,606,101
                         ============   ============   ============   ============      ============
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.................    1,884,457        727,199         63,018         75,712            11,769
 Reinvested.............        8,052            450          2,033             92                28
 Redeemed...............   (1,895,528)      (536,287)        (6,464)        (1,710)               --
                         ------------   ------------   ------------   ------------      ------------
 Change in Class A
 Shares.................       (3,019)       191,362         58,587         74,094            11,797
                         ============   ============   ============   ============      ============
CLASS B SHARES:
 Issued.................      172,660        263,521        108,028        108,207
 Reinvested.............        6,322            227          3,026             51
 Redeemed...............      (61,803)       (31,401)       (20,736)        (3,291)
                         ------------   ------------   ------------   ------------
 Change in Class B
 Shares.................      117,179        232,347         90,318        104,967
                         ============   ============   ============   ============
TRUST SHARES:
 Issued.................    2,293,230      1,507,565      3,218,535      4,858,492         2,358,118
 Reinvested.............       21,546          1,359         48,620          8,149                 3
 Redeemed...............   (1,124,540)      (732,330)      (841,292)      (222,783)             (735)
                         ------------   ------------   ------------   ------------      ------------
 Change in Trust
 Shares.................    1,190,236        776,594      2,425,863      4,643,858         2,357,386
                         ============   ============   ============   ============      ============

----
(a) From January 2, 1997 (commencement of operations) through September 30,
 1997.
(b) The Fund commenced offering Trust Shares on October 2, 1997 and Class A Shares on January 29, 1998.


                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                               SEPTEMBER 30, 1998

                                                CAPITAL MANAGER
                                                MODERATE GROWTH CAPITAL MANAGER
                                                     FUND         GROWTH FUND
                                                --------------- ---------------
                                                    FOR THE         FOR THE
                                                 PERIOD ENDED    PERIOD ENDED
                                                 SEPTEMBER 30,   SEPTEMBER 30,
                                                   1998 (A)        1998 (A)
                                                --------------- ---------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued...................  $  1,214,302    $    298,699
 Dividends reinvested..........................           292             979
 Cost of shares redeemed.......................        (5,833)             --
                                                 ------------    ------------
 Change in net assets from Class A Share
 transactions..................................  $  1,208,761    $    299,678
                                                 ============    ============
TRUST SHARES:
 Proceeds from shares issued...................  $ 22,001,572    $ 22,091,640
 Dividends reinvested..........................            18             168
 Cost of shares redeemed.......................            --              --
                                                 ------------    ------------
 Change in net assets from Trust Share
 transactions..................................  $ 22,001,590    $ 22,091,808
                                                 ============    ============
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued........................................       116,838          28,479
 Reinvested....................................            28              93
 Redeemed......................................          (589)             --
                                                 ------------    ------------
 Change in Class A Shares......................       116,277          28,572
                                                 ============    ============
TRUST SHARES:
 Issued........................................     2,200,157       2,208,722
 Reinvested....................................             2              16
 Redeemed......................................            --              --
                                                 ------------    ------------
 Change in Trust Shares........................     2,200,159       2,208,738
                                                 ============    ============

----
(a) The Fund commenced offering Trust Shares on October 2, 1997 and Class A Shares on January 29, 1998.

7. FEDERAL INCOME TAXES:

  At September 30, 1998, the following Fund had net capital loss carryforwards to offset future net capital gains, if any:

                                                                 AMOUNT  EXPIRES
                                                                -------- -------
   Short-Intermediate U.S. Government Income Fund.............. $312,074  2003
   Short-Intermediate U.S. Government Income Fund..............  990,728  2004
   Short-Intermediate U.S. Government Income Fund..............  126,693  2005
   Short-Intermediate U.S. Government Income Fund..............   20,229  2006

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                               SEPTEMBER 30, 1998

  During the fiscal year ended September 30, 1998, the Funds declared long-term capital gain distributions as follows:

                                                                      AMOUNT
                                                                    -----------
   Growth and Income Stock Fund.................................... $22,967,066
   Balanced Fund...................................................   3,194,622
   Large Company Growth Fund (a)...................................     474,355
   Small Company Growth Fund.......................................   1,228,432

  For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended September 30, 1998 qualify for the corporate dividends received deduction for the following funds:

                                                                     PERCENTAGE
                                                                     (UNAUDITED)
                                                                     -----------
   Growth and Income Stock Fund.....................................   100.00%
   Balanced Fund....................................................    35.56%
   Large Company Growth Fund (a)....................................   100.00%

  During the fiscal year ended September 30, 1998, the following funds declared tax-exempt income distributions:

                                                                     TAX-EXEMPT
                                                                    DISTRIBUTION
                                                                    (UNAUDITED)
                                                                    ------------
   North Carolina Intermediate Tax-Free Fund.......................  $3,411,416
   South Carolina Intermediate Tax-Free Fund (b)...................     647,659

  Capital and foreign currency losses incurred after October 31st, within a Fund's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses and foreign currency losses:

                                                                        POST-
                                                                       OCTOBER
                                                                       LOSSES
                                                                     (UNAUDITED)
                                                                     -----------
   Prime Money Market Fund.......................................... $    4,446
   Short-Intermediate U.S. Government Income Fund...................    133,095
   Small Company Growth Fund........................................  2,082,016

  ----
  (a)For the period from October 3, 1997 (commencement of operations) to September 30, 1998.
  (b)For the period from October 20, 1997 (commencement of operations) to September 30, 1998.

8.CONVERSION OF COMMON TRUST FUNDS:

  On January 30, 1998, the BB&T Growth and Income Stock Fund issued Trust shares in a tax-free conversion to acquire the assets and liabilities of the United Carolina Bank ("UCB") Income Equity Common Trust

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                               SEPTEMBER 30, 1998

  Fund. The following is a summary of the Trust shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

   Trust Shares...................................................    1,683,452
   Net assets of Mutual Fund before the acquisition............... $374,067,318
   Net assets acquired............................................ $ 32,339,119
   Net asset value of shares issued............................... $      19.21
   Unrealized appreciation........................................ $  3,887,382

  On October 20, 1997, the BB&T Large Company Growth Fund issued Trust shares in a tax-free conversion to acquire the assets and liabilities of the UCB Growth Equity Common Trust Fund. The following is a summary of the Trust shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

   Trust Shares....................................................     631,185
   Net assets of Mutual Fund before the acquisition................ $42,616,928
   Net assets acquired............................................. $ 6,116,182
   Net asset value of shares issued................................ $      9.69
   Unrealized appreciation......................................... $ 1,118,105

  On October 20, 1997, the BB&T Short-Intermediate U.S. Government Income Fund issued Trust shares in a tax-free conversion to acquire the assets and liabilities of the UCB Short Term Government Common Trust Fund. The following is a summary of the Trust shares issued, net assets acquired, net asset value per share and unrealized depreciation as of the date acquired:

   Trust Shares..................................................      228,909
   Net assets of Mutual Fund before the acquisition.............. $118,874,568
   Net assets acquired........................................... $  2,231,860
   Net asset value of shares issued.............................. $       9.75
   Unrealized depreciation....................................... $     (3,347)

  On October 20, 1997, the BB&T Short-Intermediate U.S. Government Income Fund issued Trust shares in a tax-free conversion to acquire the assets and liabilities of the UCB Intermediate Income Common Trust Fund. The following is a summary of the Trust shares issued, net assets acquired, net asset value per share and unrealized depreciation as of the date acquired:

   Trust Shares..................................................    3,107,064
   Net assets of Mutual Fund before the acquisition.............. $118,874,568
   Net assets acquired........................................... $ 30,293,877
   Net asset value of shares issued.............................. $       9.75
   Unrealized depreciation....................................... $   (104,207)


                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                               SEPTEMBER 30, 1998

  On October 20, 1997, the BB&T North Carolina Intermediate Tax-Free Fund issued Trust shares in a tax-free conversion to acquire the assets and liabilities of the UCB North Carolina Tax Free Common Trust Fund. The following is a summary of the Trust shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

   Trust Shares....................................................   1,650,110
   Net assets of Mutual Fund before the acquisition................ $69,794,040
   Net assets acquired............................................. $16,864,124
   Net asset value of shares issued................................ $     10.22
   Unrealized appreciation......................................... $   130,771

  On October 20, 1997, the BB&T South Carolina Intermediate Tax-Free Fund issued Trust shares in a tax-free conversion to acquire the assets and liabilities of the UCB South Carolina Tax Free Common Trust Fund. The following is a summary of the Trust shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

   Trust Shares....................................................   1,852,149
   Net assets of Mutual Fund before the acquisition................ $        20
   Net assets acquired............................................. $18,521,490
   Net asset value of shares issued................................ $     10.00
   Unrealized appreciation......................................... $    39,014

  On October 13, 1997, the BB&T Large Company Growth Fund issued Trust shares in a tax-free conversion to acquire the assets and liabilities of the UCB Large Cap Common Trust Fund. The following is a summary of the Trust shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

   Trust Shares....................................................   3,258,797
   Net assets of Mutual Fund before the acquisition................ $10,716,817
   Net assets acquired............................................. $32,490,210
   Net asset value of shares issued................................ $      9.97
   Unrealized appreciation......................................... $11,961,251

  On October 14, 1997, the BB&T Small Company Growth Fund issued Trust shares in a tax-free conversion to acquire the assets and liabilities of the UCB Capital Appreciation Common Trust Fund. The following is a summary of the Trust shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

   Trust Shares....................................................     201,928
   Net assets of Mutual Fund before the acquisition................ $87,127,255
   Net assets acquired............................................. $ 4,840,220
   Net asset value of shares issued................................ $     23.97
   Unrealized appreciation......................................... $         0


                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                               SEPTEMBER 30, 1998

  On October 13, 1997, the BB&T Intermediate U.S. Government Bond Fund issued Trust shares in a tax-free conversion to acquire the assets and liabilities of the UCB Intermediate Government/Corporate Bond Common Trust Fund. The following is a summary of the Trust shares issued, net assets acquired, net asset value per share and unrealized depreciation as of the date acquired:

   Trust Shares..................................................    2,072,209
   Net assets of Mutual Fund before the acquisition.............. $157,431,873
   Net assets acquired........................................... $ 20,390,541
   Net asset value of shares issued.............................. $       9.84
   Unrealized depreciation....................................... $    (57,184)

                                   Continued

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                         PRIME MONEY MARKET FUND
                                                                  Class A Shares

                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 1,
                                                                     1997 TO
                                                                  SEPTEMBER 30,
                                                                    1998 (A)
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $ 1.000
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income..........................................       0.048
                                                                     -------
 Total from Investment Activities...............................       0.048
                                                                     -------
DISTRIBUTIONS
 Net investment income..........................................      (0.048)
                                                                     -------
 Total Distributions............................................      (0.048)
                                                                     -------
NET ASSET VALUE, END OF PERIOD..................................     $ 1.000
                                                                     =======
Total Return....................................................        4.93%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................................     $ 3,262
 Ratio of expenses to average net assets........................        0.83%(c)
 Ratio of net investment income to average net assets...........        4.83%(c)
 Ratio of expenses to average net assets*.......................        1.43%(c)
 Ratio of net investment income to average net assets*..........        4.23%(c)

----
 * During the period, certain fees were voluntarily reduced or reimbursed. If such voluntary fee reductions or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

PRIME MONEY MARKET FUND
Class B Shares

                              FINANCIAL HIGHLIGHTS

                                                                  SEPTEMBER 2,
                                                                     1998 TO
                                                                  SEPTEMBER 30,
                                                                    1998 (A)
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $ 1.000
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income..........................................       0.003
                                                                     -------
 Total from Investment Activities...............................       0.003
                                                                     -------
DISTRIBUTIONS
 Net investment income..........................................      (0.003)
                                                                     -------
 Total Distributions............................................      (0.003)
                                                                     -------
NET ASSET VALUE, END OF PERIOD..................................     $ 1.000
                                                                     =======
Total Return (excludes redemption charge).......................        0.32%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................................     $   300
 Ratio of expenses to average net assets........................        1.64%(c)
 Ratio of net investment income to average net assets...........        3.98%(c)
 Ratio of expenses to average net assets*.......................        1.99%(c)
 Ratio of net investment income to average net assets*..........        3.63%(c)

----
 * During the period, certain fees were voluntarily reduced or reimbursed. If such voluntary fee reductions or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                         PRIME MONEY MARKET FUND
                                                                    Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                                    OCTOBER 1,
                                                                      1998 TO
                                                                   SEPTEMBER 30,
                                                                     1998 (A)
                                                                   -------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................     $ 1.000
                                                                      -------
INVESTMENT ACTIVITIES
 Net investment income...........................................       0.051
                                                                      -------
 Total from Investment Activities................................       0.051
                                                                      -------
DISTRIBUTIONS
 Net investment income...........................................      (0.051)
                                                                      -------
 Total Distributions.............................................      (0.051)
                                                                      -------
NET ASSET VALUE, END OF PERIOD...................................     $ 1.000
                                                                      =======
Total Return.....................................................        5.23%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................................     $37,769
 Ratio of expenses to average net assets.........................        0.55%
 Ratio of net investment income to average net assets............        5.11%
 Ratio of expenses to average net assets*........................        0.91%
 Ratio of net investment income to average net assets*...........        4.75%

----
 * During the period, certain fees were voluntarily reduced or reimbursed. If such voluntary fee reductions or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

U.S. TREASURY MONEY MARKET FUND
Class A Shares

                              FINANCIAL HIGHLIGHTS

                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                   --------------------------------------------
                                     1998     1997     1996     1995     1994
                                   --------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PE-
RIOD.............................  $  1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                   --------  -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income...........     0.046    0.044    0.044    0.047    0.027
                                   --------  -------  -------  -------  -------
  Total from Investment Activi-
  ties...........................     0.046    0.044    0.044    0.047    0.027
                                   --------  -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income...........    (0.046)  (0.044)  (0.044)  (0.047)  (0.027)
                                   --------  -------  -------  -------  -------
  Total Distributions............    (0.046)  (0.044)  (0.044)  (0.047)  (0.027)
                                   --------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD...  $  1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                   ========  =======  =======  =======  =======
Total Return.....................      4.75%    4.50%    4.49%    4.81%    2.76%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period
 (000)...........................  $ 41,478  $32,541  $27,931  $13,948  $ 1,486
 Ratio of expenses to average net
 assets..........................      0.86%    0.95%    0.99%    0.98%    0.94%
 Ratio of net investment income
 to average net assets...........      4.65%    4.41%    4.37%    4.81%    2.89%
 Ratio of expenses to average net
 assets*.........................      1.26%    1.25%    1.25%    1.24%    1.32%
 Ratio of net investment income
 to average net assets*..........      4.25%    4.11%    4.11%    4.55%    2.51%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                 U.S. TREASURY MONEY MARKET FUND
                                                                  Class B Shares

                              FINANCIAL HIGHLIGHTS

                                         FOR THE       FOR THE     JANUARY 1,
                                       YEAR ENDED    YEAR ENDED      1996 TO
                                      SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                          1998          1997        1996 (A)
                                      ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERI-
OD..................................     $ 1.000       $ 1.000       $ 1.000
                                         -------       -------       -------
INVESTMENT ACTIVITIES
 Net investment income..............       0.039         0.036         0.025
                                         -------       -------       -------
 Total from Investment Activities...       0.039         0.036         0.025
                                         -------       -------       -------
DISTRIBUTIONS
 Net investment income..............      (0.039)       (0.036)       (0.025)
                                         -------       -------       -------
 Total Distributions................      (0.039)       (0.036)       (0.025)
                                         -------       -------       -------
NET ASSET VALUE, END OF PERIOD......     $ 1.000       $ 1.000       $ 1.000
                                         =======       =======       =======
Total Return (excludes redemption
charge).............................        3.97%         3.67%         2.53%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)....     $ 1,255       $ 1,502       $ 1,305
 Ratio of expenses to average net
 assets.............................        1.61%         1.75%         1.75%(c)
 Ratio of net investment income to
 average net assets.................        3.90%         3.61%         3.55%(c)
 Ratio of expenses to average net
 assets*............................        1.76%           **            **
 Ratio of net investment income to
 average net assets*................        3.75%           **            **

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** There were no voluntary fee reductions during this period.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

U.S. TREASURY MONEY MARKET FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS

                                     FOR THE YEAR ENDED SEPTEMBER 30,
                               ------------------------------------------------
                                 1998       1997      1996      1995     1994
                               ---------  --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD.......................  $   1.000  $  1.000  $  1.000  $  1.000  $ 1.000
                               ---------  --------  --------  --------  -------
INVESTMENT ACTIVITIES
 Net investment income.......      0.049     0.046     0.046     0.050    0.030
                               ---------  --------  --------  --------  -------
  Total from Investment
  Activities.................      0.049     0.046     0.046     0.050    0.030
                               ---------  --------  --------  --------  -------
DISTRIBUTIONS
 Net investment income.......     (0.049)   (0.046)   (0.046)   (0.050)  (0.030)
                               ---------  --------  --------  --------  -------
  Total Distributions........     (0.049)   (0.046)   (0.046)   (0.050)  (0.030)
                               ---------  --------  --------  --------  -------
NET ASSET VALUE, END OF
PERIOD.......................  $   1.000  $  1.000  $  1.000  $  1.000  $ 1.000
                               =========  ========  ========  ========  =======
Total Return.................       5.01%     4.71%     4.74%     5.07%    3.01%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period
 (000).......................  $ 235,796  $266,840  $205,974  $120,083  $77,464
 Ratio of expenses to average
 net assets..................       0.61%     0.75%     0.75%     0.72%    0.67%
 Ratio of net investment
 income to average net
 assets......................       4.90%     4.61%     4.63%     4.97%    2.97%
 Ratio of expenses to average
 net assets*.................       0.76%     0.75%     0.75%     0.75%    0.83%
 Ratio of net investment
 income to average net
 assets*.....................       4.75%     4.61%     4.63%     4.95%    2.82%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                                                  Class A Shares

                              FINANCIAL HIGHLIGHTS

                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                      ----------------------------------------
                                       1998     1997    1996    1995    1994
                                      -------  ------  ------  ------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................  $  9.76  $ 9.73  $ 9.88  $ 9.60  $ 10.29
                                      -------  ------  ------  ------  -------
INVESTMENT ACTIVITIES
 Net investment income..............     0.51    0.54    0.55    0.53     0.50
 Net realized and unrealized gains
 (losses) on investments............     0.30    0.03   (0.15)   0.29    (0.68)
                                      -------  ------  ------  ------  -------
  Total from Investment Activities..     0.81    0.57    0.40    0.82    (0.18)
                                      -------  ------  ------  ------  -------
DISTRIBUTIONS
 Net investment income..............    (0.51)  (0.54)  (0.55)  (0.54)   (0.50)
 Net realized gains.................       --      --      --      --    (0.01)
                                      -------  ------  ------  ------  -------
  Total Distributions...............    (0.51)  (0.54)  (0.55)  (0.54)   (0.51)
                                      -------  ------  ------  ------  -------
NET ASSET VALUE, END OF PERIOD......  $ 10.06  $ 9.76  $ 9.73  $ 9.88  $  9.60
                                      =======  ======  ======  ======  =======
Total Return (excludes sales
charge).............................     8.50%   6.07%   4.09%   8.74%   (1.86%)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)....  $ 4,476  $5,151  $6,356  $7,102  $10,345
 Ratio of expenses to average net
 assets.............................     1.06%   1.11%   1.19%   1.17%    0.89%
 Ratio of net investment income to
 average net assets.................     5.15%   5.60%   5.55%   5.50%    5.01%
 Ratio of expenses to average net
 assets*............................     1.44%   1.46%   1.54%   1.58%    1.58%
 Ratio of net investment income to
 average net assets*................     4.77%   5.25%   5.20%   5.09%    4.32%
 Portfolio Turnover (a).............    53.74%  87.99%  54.82% 106.81%    7.06%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS

                                     FOR THE YEAR ENDED SEPTEMBER 30,
                                ----------------------------------------------
                                  1998       1997     1996     1995     1994
                                ---------  --------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD........................  $    9.77  $   9.74  $  9.89  $  9.61  $ 10.30
                                ---------  --------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income........       0.53      0.57     0.57     0.56     0.52
 Net realized and unrealized
 gains (losses) on
 investments..................       0.30      0.03    (0.15)    0.28    (0.68)
                                ---------  --------  -------  -------  -------
  Total from Investment
  Activities..................       0.83      0.60     0.42     0.84    (0.16)
                                ---------  --------  -------  -------  -------
DISTRIBUTIONS
 Net investment income........      (0.53)    (0.57)   (0.57)   (0.56)   (0.52)
 Net realized gains...........         --        --       --       --    (0.01)
                                ---------  --------  -------  -------  -------
  Total Distributions.........      (0.53)    (0.57)   (0.57)   (0.56)   (0.53)
                                ---------  --------  -------  -------  -------
NET ASSET VALUE, END OF
PERIOD........................  $   10.07  $   9.77  $  9.74  $  9.89  $  9.61
                                =========  ========  =======  =======  =======
Total Return..................       8.77%     6.33%    4.36%    9.01%   (1.66%)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period
 (000)........................  $ 157,329  $103,523  $62,621  $45,005  $38,208
 Ratio of expenses to average
 net assets...................       0.81%     0.86%    0.93%    0.93%    0.71%
 Ratio of net investment
 income to average net
 assets.......................       5.40%     5.85%    5.81%    5.78%    5.20%
 Ratio of expenses to average
 net assets*..................       0.94%     0.96%    1.03%    1.08%    1.08%
 Ratio of net investment
 income to average net
 assets*......................       5.27%     5.75%    5.71%    5.64%    4.83%
 Portfolio Turnover (a).......      53.74%    87.99%   54.82%  106.81%    7.06%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                  Class A Shares

                              FINANCIAL HIGHLIGHTS

                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                      ----------------------------------------
                                       1998     1997    1996    1995    1994
                                      -------  ------  ------  ------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD..............................  $  9.84  $ 9.63  $ 9.88  $ 9.33  $ 10.39
                                      -------  ------  ------  ------  -------
INVESTMENT ACTIVITIES
 Net investment income..............     0.51    0.53    0.56    0.59     0.59
 Net realized and unrealized gains
 (losses) on investments............     0.74    0.21   (0.25)   0.55    (1.04)
                                      -------  ------  ------  ------  -------
  Total from Investment Activities..     1.25    0.74    0.31    1.14    (0.45)
                                      -------  ------  ------  ------  -------
DISTRIBUTIONS
 Net investment income..............    (0.52)  (0.53)  (0.56)  (0.59)   (0.59)
 Net realized gains.................       --      --      --      --    (0.02)
                                      -------  ------  ------  ------  -------
  Total Distributions...............    (0.52)  (0.53)  (0.56)  (0.59)   (0.61)
                                      -------  ------  ------  ------  -------
NET ASSET VALUE, END OF PERIOD......  $ 10.57  $ 9.84  $ 9.63  $ 9.88  $  9.33
                                      =======  ======  ======  ======  =======
Total Return (excludes sales
charge).............................    13.07%   7.93%   3.17%  12.63%   (4.48%)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)....  $ 4,562  $4,211  $3,659  $5,173  $ 6,772
 Ratio of expenses to average net
 assets.............................     1.09%   1.12%   1.13%   1.09%    0.96%
 Ratio of net investment income to
 average net assets.................     5.10%   5.49%   5.68%   6.22%    6.03%
 Ratio of expenses to average net
 assets*............................     1.44%   1.47%   1.48%   1.50%    1.56%
 Ratio of net investment income to
 average net assets*................     4.75%   5.14%   5.33%   5.81%    5.43%
 Portfolio Turnover (a).............    60.98%  62.45%  76.29%  68.91%    0.38%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

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INTERMEDIATE U.S. GOVERNMENT BOND FUND
Class B Shares

                              FINANCIAL HIGHLIGHTS

                                     FOR THE YEAR  FOR THE YEAR   JANUARY 1,
                                         ENDED         ENDED        1996 TO
                                     SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                         1998          1997        1996 (A)
                                     ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................     $ 9.81        $ 9.60        $10.17
                                        ------        ------        ------
INVESTMENT ACTIVITIES
 Net investment income.............       0.43          0.46          0.31
 Net realized and unrealized gains
 (losses) on investments...........       0.74          0.21         (0.57)
                                        ------        ------        ------
  Total from Investment
  Activities.......................       1.17          0.67         (0.26)
                                        ------        ------        ------
DISTRIBUTIONS
 Net investment income.............      (0.44)        (0.46)        (0.31)
                                        ------        ------        ------
  Total Distributions..............      (0.44)        (0.46)        (0.31)
                                        ------        ------        ------
NET ASSET VALUE, END OF PERIOD.....     $10.54        $ 9.81        $ 9.60
                                        ======        ======        ======
Total Return (excludes redemption
charge)............................      12.26%         7.14%        (2.48%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...     $1,314        $  623        $  353
 Ratio of expenses to average net
 assets............................       1.84%         1.87%         1.85%(c)
 Ratio of net investment income to
 average net assets................       4.35%         4.74%         5.01%(c)
 Ratio of expenses to average net
 assets*...........................       1.94%         1.97%         1.95%(c)
 Ratio of net investment income to
 average net assets*...............       4.25%         4.64%         4.91%(c)
 Portfolio Turnover (d)............      60.98%        62.45%        76.29%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                    Trust Shares

                              FINANCIAL HIGHLIGHTS

                                    FOR THE YEAR ENDED SEPTEMBER 30,
                               ----------------------------------------------
                                 1998      1997      1996     1995     1994
                               --------  --------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD........................ $   9.85  $   9.64  $   9.89  $  9.34  $ 10.40
                               --------  --------  --------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income........     0.54      0.56      0.58     0.61     0.62
 Net realized and unrealized
 gains (losses) on
 investments..................     0.75      0.21     (0.25)    0.55    (1.04)
                               --------  --------  --------  -------  -------
 Total from Investment
 Activities...................     1.29      0.77      0.33     1.16    (0.42)
                               --------  --------  --------  -------  -------
DISTRIBUTIONS
 Net investment income........    (0.55)    (0.56)    (0.58)   (0.61)   (0.62)
 Net realized gains...........       --        --        --       --    (0.02)
                               --------  --------  --------  -------  -------
 Total Distributions..........    (0.55)    (0.56)    (0.58)   (0.61)   (0.64)
                               --------  --------  --------  -------  -------
NET ASSET VALUE, END OF
PERIOD........................ $  10.59  $   9.85  $   9.64  $  9.89  $  9.34
                               ========  ========  ========  =======  =======
Total Return..................    13.46%     8.20%     3.43%   12.91%   (4.23%)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period
 (000)........................ $186,256  $142,545  $119,633  $78,578  $68,451
 Ratio of expenses to average
 net assets...................     0.84%     0.87%     0.87%    0.85%    0.70%
 Ratio of net investment
 income to average net
 assets.......................     5.35%     5.74%     5.94%    6.43%    6.27%
 Ratio of expenses to average
 net assets*..................     0.94%     0.97%     0.97%    1.00%    1.06%
 Ratio of net investment
 income to average net
 assets*......................     5.25%     5.64%     5.84%    6.28%    5.91%
 Portfolio Turnover (a).......    60.98%    62.45%    76.29%   68.91%    0.38%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Class A Shares

                              FINANCIAL HIGHLIGHTS

                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                     ----------------------------------------
                                      1998     1997    1996    1995    1994
                                     -------  ------  ------  ------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................. $ 10.27  $10.05  $10.15  $ 9.78  $ 10.29
                                     -------  ------  ------  ------  -------
INVESTMENT ACTIVITIES
 Net investment income..............    0.42    0.40    0.36    0.36     0.36
 Net realized and unrealized gains
 (losses) on investments............    0.25    0.22   (0.10)   0.37    (0.50)
                                     -------  ------  ------  ------  -------
 Total from Investment Activities...    0.67    0.62    0.26    0.73    (0.14)
                                     -------  ------  ------  ------  -------
DISTRIBUTIONS
 Net investment income..............   (0.42)  (0.40)  (0.36)  (0.36)   (0.36)
 Net realized gains.................      --      --      --      --    (0.01)
                                     -------  ------  ------  ------  -------
 Total Distributions................   (0.42)  (0.40)  (0.36)  (0.36)   (0.37)
                                     -------  ------  ------  ------  -------
NET ASSET VALUE, END OF PERIOD...... $ 10.52  $10.27  $10.05  $10.15  $  9.78
                                     =======  ======  ======  ======  =======
Total Return (excludes sales
charge).............................    6.63%   6.28%   2.61%   7.61%   (1.33%)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).... $11,592  $9,419  $9,261  $8,717  $11,083
 Ratio of expenses to average net
 assets.............................    0.96%   1.00%   1.11%   1.05%    0.75%
 Ratio of net investment income to
 average net assets.................    4.03%   3.94%   3.58%   3.63%    3.63%
 Ratio of expenses to average net
 assets*............................    1.48%   1.50%   1.61%   1.63%    1.66%
 Ratio of net investment income to
 average net assets*................    3.51%   3.44%   3.08%   3.05%    2.72%
 Portfolio Turnover (a).............   32.63%  16.98%  20.90%   9.38%    0.56%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                       NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                                                    Trust Shares

                              FINANCIAL HIGHLIGHTS

                                      FOR THE YEAR ENDED SEPTEMBER 30,
                                   -------------------------------------------
                                    1998     1997     1996     1995     1994
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................  $ 10.27  $ 10.05  $ 10.15  $  9.78  $ 10.29
                                   -------  -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income...........     0.43     0.41     0.38     0.37     0.38
 Net realized and unrealized
 gains (losses) on investments...     0.26     0.22    (0.10)    0.37    (0.50)
                                   -------  -------  -------  -------  -------
  Total from Investment
  Activities.....................     0.69     0.63     0.28     0.74    (0.12)
                                   -------  -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income...........    (0.43)   (0.41)   (0.38)   (0.37)   (0.38)
 Net realized gains..............       --       --       --       --    (0.01)
                                   -------  -------  -------  -------  -------
  Total Distributions............    (0.43)   (0.41)   (0.38)   (0.37)   (0.39)
                                   -------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD...  $ 10.53  $ 10.27  $ 10.05  $ 10.15  $  9.78
                                   =======  =======  =======  =======  =======
Total Return.....................     6.90%    6.43%    2.77%    7.77%   (1.18%)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period
 (000)...........................  $73,454  $61,120  $28,443  $28,091  $27,770
 Ratio of expenses to average net
 assets..........................     0.81%    0.85%    0.96%    0.91%    0.63%
 Ratio of net investment income
 to average net assets...........     4.18%    4.13%    3.72%    3.78%    3.77%
 Ratio of expenses to average net
 assets*.........................     0.98%    1.00%    1.11%    1.13%    1.17%
 Ratio of net investment income
 to average net assets*..........     4.01%    3.98%    3.57%    3.55%    3.24%
 Portfolio Turnover (a)..........    32.63%   16.98%   20.90%    9.38%    0.56%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
Class A Shares

                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 20,
                                                                     1997 TO
                                                                  SEPTEMBER 30,
                                                                    1998 (A)
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $ 10.00
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income..........................................        0.31
 Net realized and unrealized gains (losses) on investments......        0.47
                                                                     -------
  Total from Investment Activities..............................        0.78
DISTRIBUTIONS
 Net investment income..........................................       (0.31)
                                                                     -------
  Total Distributions...........................................       (0.31)
                                                                     -------
NET ASSET VALUE, END OF PERIOD..................................     $ 10.47
                                                                     =======
Total Return (excludes sales charge)............................        7.91%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................................     $   297
 Ratio of expenses to average net assets........................        1.04%(c)
 Ratio of net investment income to average net assets...........        3.71%(c)
 Ratio of expenses to average net assets*.......................        1.97%(c)
 Ratio of net investment income to average net assets*..........        2.78%(c)
 Portfolio Turnover (d).........................................       58.80%

----
 * During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                       SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                                                    Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 20,
                                                                     1997 TO
                                                                  SEPTEMBER 30,
                                                                    1998 (A)
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $ 10.00
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income..........................................        0.38
 Net realized and unrealized gains (losses) on investments......        0.41
                                                                     -------
  Total from Investment Activities..............................        0.79
                                                                     -------
DISTRIBUTIONS
 Net investment income..........................................       (0.38)
                                                                     -------
  Total Distributions...........................................       (0.38)
                                                                     -------
NET ASSET VALUE, END OF PERIOD..................................     $ 10.41
                                                                     =======
Total Return....................................................        8.02%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................................     $18,242
 Ratio of expenses to average net assets........................        0.88%(c)
 Ratio of net investment income to average net assets...........        3.88%(c)
 Ratio of expenses to average net assets*.......................        1.39%(c)
 Ratio of net investment income to average net assets*..........        3.37%(c)
 Portfolio Turnover (d).........................................       58.80%

----
 * During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

GROWTH AND INCOME STOCK FUND
Class A Shares

                              FINANCIAL HIGHLIGHTS


                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                     ------------------------------------------
                                      1998     1997     1996     1995     1994
                                     -------  -------  -------  -------  ------
NET ASSET VALUE, BEGINNING OF PERI-
OD.................................  $ 19.98  $ 15.31  $ 12.97  $ 11.26  $11.26
                                     -------  -------  -------  -------  ------
INVESTMENT ACTIVITIES
 Net investment income.............     0.23     0.26     0.26     0.25    0.25
 Net realized and unrealized gains
 (losses) on investments...........    (0.17)    5.30     2.43     1.98    0.12
                                     -------  -------  -------  -------  ------
  Total from Investment Activi-
  ties.............................     0.06     5.56     2.69     2.23    0.37
                                     -------  -------  -------  -------  ------
DISTRIBUTIONS
 Net investment income.............    (0.23)   (0.26)   (0.26)   (0.25)  (0.26)
 Net realized gains................    (1.33)   (0.63)   (0.09)   (0.12)  (0.11)
 In excess of net realized gains...       --       --       --    (0.15)     --
                                     -------  -------  -------  -------  ------
  Total Distributions..............    (1.56)   (0.89)   (0.35)   (0.52)  (0.37)
                                     -------  -------  -------  -------  ------
NET ASSET VALUE, END OF PERIOD.....  $ 18.48  $ 19.98  $ 15.31  $ 12.97  $11.26
                                     =======  =======  =======  =======  ======
Total Return (excludes sales
charge)............................     0.10%   37.80%   20.97%   20.62%   3.33%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...  $39,817  $34,679  $18,949  $10,842  $7,973
 Ratio of expenses to average net
 assets............................     1.10%    1.09%    1.11%    1.07%   0.92%
 Ratio of net investment income to
 average net assets................     1.18%    1.52%    1.82%    2.15%   2.26%
 Ratio of expenses to average net
 assets*...........................     1.59%    1.58%    1.60%    1.60%   1.65%
 Ratio of net investment income to
 average net assets*...............     0.69%    1.03%    1.33%    1.62%   1.52%
 Portfolio Turnover (a)............    13.17%   22.66%   19.82%    8.73%  21.30%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                    GROWTH AND INCOME STOCK FUND
                                                                  Class B Shares

                              FINANCIAL HIGHLIGHTS


                                      FOR THE YEAR  FOR THE YEAR   JANUARY 1,
                                          ENDED         ENDED        1996 TO
                                      SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                          1998          1997        1996 (A)
                                      ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERI-
OD..................................     $ 19.93       $ 15.29       $13.78
                                         -------       -------       ------
INVESTMENT ACTIVITIES
 Net investment income..............        0.09          0.13         0.13
 Net realized and unrealized gains
 (losses) on investments............       (0.18)         5.28         1.52
                                         -------       -------       ------
 Total from Investment Activities...       (0.09)         5.41         1.65
                                         -------       -------       ------
DISTRIBUTIONS
 Net investment income..............       (0.09)        (0.14)       (0.14)
 Net realized gains.................       (1.33)        (0.63)          --
                                         -------       -------       ------
 Total Distributions................       (1.42)        (0.77)       (0.14)
                                         -------       -------       ------
NET ASSET VALUE, END OF PERIOD......     $ 18.42       $ 19.93       $15.29
                                         =======       =======       ======
Total Return (excludes redemption
charge).............................       (0.67%)       36.70%       12.01%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)....     $32,455       $16,690       $3,880
 Ratio of expenses to average net
 assets.............................        1.85%         1.84%        1.85%(c)
 Ratio of net investment income to
 average net assets.................        0.43%         0.77%        1.13%(c)
 Ratio of expenses to average net
 assets*............................        2.09%         2.08%        2.09%(c)
 Ratio of net investment income to
 average net assets*................        0.19%         0.53%        0.89%(c)
 Portfolio Turnover (d).............       13.17%        22.66%       19.82%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

GROWTH AND INCOME STOCK FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS


                                     FOR THE YEAR ENDED SEPTEMBER 30,
                                -----------------------------------------------
                                  1998      1997      1996      1995     1994
                                --------  --------  --------  --------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD........................  $  20.02  $  15.34  $  12.99  $  11.28  $ 11.28
                                --------  --------  --------  --------  -------
INVESTMENT ACTIVITIES
 Net investment income........      0.28      0.30      0.29      0.28     0.28
 Net realized and unrealized
 gains (losses) on invest-
 ments........................     (0.17)     5.31      2.44      1.98     0.11
                                --------  --------  --------  --------  -------
  Total from Investment Activ-
  ities.......................      0.11      5.61      2.73      2.26     0.39
                                --------  --------  --------  --------  -------
DISTRIBUTIONS
 Net investment income........     (0.28)    (0.30)    (0.29)    (0.28)   (0.28)
 Net realized gains...........     (1.33)    (0.63)    (0.09)    (0.12)   (0.11)
 In excess of net realized
 gains........................        --        --        --     (0.15)      --
                                --------  --------  --------  --------  -------
  Total Distributions.........     (1.61)    (0.93)    (0.38)    (0.55)   (0.39)
                                --------  --------  --------  --------  -------
NET ASSET VALUE, END OF PERI-
OD............................  $  18.52  $  20.02  $  15.34  $  12.99  $ 11.28
                                ========  ========  ========  ========  =======
Total Return..................      0.35%    38.13%    21.31%    20.88%    3.58%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period
 (000)........................  $348,613  $308,984  $206,659  $145,603  $89,355
 Ratio of expenses to average
 net assets...................      0.85%     0.84%     0.86%     0.82%    0.66%
 Ratio of net investment in-
 come to average net assets...      1.43%     1.77%     2.07%     2.40%    2.51%
 Ratio of expenses to average
 net assets*..................      1.09%     1.08%     1.10%     1.10%    1.15%
 Ratio of net investment in-
 come to average net assets*..      1.19%     1.53%     1.83%     2.11%    2.02%
 Portfolio Turnover (a).......     13.17%    22.66%    19.82%     8.73%   21.30%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

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                                                                   BALANCED FUND
                                                                  Class A Shares

                              FINANCIAL HIGHLIGHTS

                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                     ------------------------------------------
                                      1998     1997     1996     1995    1994
                                     -------  -------  -------  ------  -------
NET ASSET VALUE, BEGINNING OF PERI-
OD.................................  $ 13.63  $ 11.96  $ 11.04  $ 9.76  $ 10.20
                                     -------  -------  -------  ------  -------
INVESTMENT ACTIVITIES
 Net investment income.............     0.39     0.45     0.43    0.44     0.38
 Net realized and unrealized gains
 (losses) on investments...........     0.54     2.04     0.92    1.27    (0.44)
                                     -------  -------  -------  ------  -------
  Total from Investment Activi-
  ties.............................     0.93     2.49     1.35    1.71    (0.06)
                                     -------  -------  -------  ------  -------
DISTRIBUTIONS
 Net investment income.............    (0.39)   (0.45)   (0.43)  (0.43)   (0.38)
 Net realized gains................    (0.35)   (0.37)      --      --       --
                                     -------  -------  -------  ------  -------
  Total Distributions..............    (0.74)   (0.82)   (0.43)  (0.43)   (0.38)
                                     -------  -------  -------  ------  -------
NET ASSET VALUE, END OF PERIOD.....  $ 13.82  $ 13.63  $ 11.96  $11.04  $  9.76
                                     =======  =======  =======  ======  =======
Total Return (excludes sales
charge)............................     6.89%   21.76%   12.43%  18.00%  (0.64%)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...  $21,948  $17,234  $12,456  $9,257  $ 8,560
 Ratio of expenses to average net
 assets............................     1.17%    1.18%    1.20%   1.17%    0.98%
 Ratio of net investment income to
 average net assets................     2.75%    3.63%    3.78%   4.27%    4.02%
 Ratio of expenses to average net
 assets*...........................     1.66%    1.67%    1.69%   1.71%    1.75%
 Ratio of net investment income to
 average net assets*...............     2.26%    3.14%    3.29%   3.73%    3.25%
 Portfolio Turnover (a)............    31.85%   27.07%   19.87%  23.68%   12.91%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

BALANCED FUND
Class B Shares

                              FINANCIAL HIGHLIGHTS

                                      FOR THE YEAR  FOR THE YEAR   JANUARY 1,
                                          ENDED         ENDED        1996 TO
                                      SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                          1998          1997        1996 (A)
                                      ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF PERI-
OD..................................     $ 13.57       $11.91        $11.54
                                         -------       ------        ------
INVESTMENT ACTIVITIES
 Net investment income..............        0.28         0.36          0.27
 Net realized and unrealized gains
 (losses) on investments............        0.55         2.04          0.37
                                         -------       ------        ------
  Total from Investment Activities..        0.83         2.40          0.64
                                         -------       ------        ------
DISTRIBUTIONS
 Net investment income..............       (0.29)       (0.37)        (0.27)
 Net realized gains.................       (0.35)       (0.37)           --
                                         -------       ------        ------
  Total Distributions...............       (0.64)       (0.74)        (0.27)
                                         -------       ------        ------
NET ASSET VALUE, END OF PERIOD......     $ 13.76       $13.57        $11.91
                                         =======       ======        ======
Total Return (excludes redemption
charge).............................        6.16%       20.90%         5.67%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)....     $15,183       $6,360        $2,339
 Ratio of expenses to average net
 assets.............................        1.92%        1.93%         1.95%(c)
 Ratio of net investment income to
 average net assets.................        1.98%        2.88%         3.13%(c)
 Ratio of expenses to average net
 assets*............................        2.16%        2.17%         2.18%(c)
 Ratio of net investment income to
 average net assets*................        1.74%        2.64%         2.90%(c)
 Portfolio Turnover (d).............       31.85%       27.07%        19.87%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                                   BALANCED FUND
                                                                    Trust Shares

                              FINANCIAL HIGHLIGHTS

                                      FOR THE YEAR ENDED SEPTEMBER 30,
                                  --------------------------------------------
                                    1998     1997     1996     1995     1994
                                  --------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF
PERIOD..........................  $  13.60  $ 11.93  $ 11.01  $  9.74  $ 10.18
                                  --------  -------  -------  -------  -------
INVESTMENT ACTIVITIES
 Net investment income..........      0.42     0.49     0.46     0.46     0.40
 Net realized and unrealized
 gains (losses) on investments..      0.54     2.04     0.92     1.27    (0.44)
                                  --------  -------  -------  -------  -------
  Total from Investment Activi-
  ties..........................      0.96     2.53     1.38     1.73    (0.04)
                                  --------  -------  -------  -------  -------
DISTRIBUTIONS
 Net investment income..........     (0.42)   (0.49)   (0.46)   (0.46)   (0.40)
 Net realized gains.............     (0.35)   (0.37)      --       --       --
                                  --------  -------  -------  -------  -------
  Total Distributions...........     (0.77)   (0.86)   (0.46)   (0.46)   (0.40)
                                  --------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD..  $  13.79  $ 13.60  $ 11.93  $ 11.01  $  9.74
                                  ========  =======  =======  =======  =======
Total Return....................      7.18%   22.11%   12.74%   18.23%   (0.42%)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period
 (000)..........................  $108,943  $88,524  $69,374  $49,794  $39,715
 Ratio of expenses to average
 net assets.....................      0.92%    0.93%    0.95%    0.92%    0.73%
 Ratio of net investment income
 to average net assets..........      3.00%    3.88%    4.03%    4.51%    4.22%
 Ratio of expenses to average
 net assets*....................      1.16%    1.17%    1.19%    1.21%    1.25%
 Ratio of net investment income
 to average net assets*.........      2.76%    3.64%    3.79%    4.22%    3.70%
 Portfolio Turnover (a).........     31.85%   27.07%   19.87%   23.68%   12.91%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

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LARGE COMPANY GROWTH FUND
Class A Shares

                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 3,
                                                                     1997 TO
                                                                  SEPTEMBER 30,
                                                                    1998 (A)
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $10.00
                                                                     ------
INVESTMENT ACTIVITIES
 Net investment income (loss)...................................         --
 Net realized and unrealized gains (losses) on investments......      (0.25)
                                                                     ------
 Total from Investment Activities...............................      (0.25)
                                                                     ------
DISTRIBUTIONS
 Net investment income..........................................      (0.03)
 Net realized gains.............................................      (0.10)
                                                                     ------
 Total Distributions............................................      (0.13)
                                                                     ------
NET ASSET VALUE, END OF PERIOD..................................     $ 9.62
                                                                     ======
Total Return (excludes sales charge)............................      (2.54%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................................     $1,938
 Ratio of expenses to average net assets........................       1.39% (c)
 Ratio of net investment income (loss) to average net assets....      (0.04%)(c)
 Ratio of expenses to average net assets*.......................       1.87% (c)
 Ratio of net investment income (loss) to average net assets*...      (0.52%)(c)
 Portfolio Turnover (d).........................................     108.36%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

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                                                       LARGE COMPANY GROWTH FUND
                                                                  Class B Shares

                              FINANCIAL HIGHLIGHTS

                                                                  OCTOBER 3,
                                                                    1997 TO
                                                                 SEPTEMBER 30,
                                                                   1998 (A)
                                                                 -------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................     $ 10.00
                                                                    -------
INVESTMENT ACTIVITIES
 Net investment income (loss)..................................       (0.02)
 Net realized and unrealized gains (losses) on investments.....       (0.29)
                                                                    -------
 Total from Investment Activities..............................       (0.31)
                                                                    -------
DISTRIBUTIONS
 Net investment income.........................................       (0.01)
 Net realized gains............................................       (0.10)
                                                                    -------
 Total Distributions...........................................       (0.11)
                                                                    -------
NET ASSET VALUE, END OF PERIOD.................................     $  9.58
                                                                    =======
Total Return (excludes redemption charge)......................       (3.13%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...............................     $ 3,985
 Ratio of expenses to average net assets.......................        2.14% (c)
 Ratio of net investment income (loss) to average net assets...       (0.78%)(c)
 Ratio of expenses to average net assets*......................        2.37% (c)
 Ratio of net investment income (loss) to average net assets*..       (1.01%)(c)
 Portfolio Turnover (d)........................................      108.36%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

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LARGE COMPANY GROWTH FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                                  OCTOBER 3,
                                                                    1997 TO
                                                                 SEPTEMBER 30,
                                                                   1998 (A)
                                                                 -------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................     $ 10.00
                                                                    -------
INVESTMENT ACTIVITIES
 Net investment income.........................................        0.04
 Net realized and unrealized gains (losses) on investments.....       (0.27)
                                                                    -------
 Total from Investment Activities..............................       (0.23)
                                                                    -------
DISTRIBUTIONS
 Net investment income.........................................       (0.04)
 Net realized gains............................................       (0.10)
                                                                    -------
 Total Distributions...........................................       (0.14)
                                                                    -------
NET ASSET VALUE, END OF PERIOD.................................     $  9.63
                                                                    =======
Total Return...................................................       (2.33%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...............................     $50,975
 Ratio of expenses to average net assets.......................        1.06% (c)
 Ratio of net investment income to average net assets..........        0.41% (c)
 Ratio of expenses to average net assets*......................        1.30% (c)
 Ratio of net investment income to average net assets*.........        0.17% (c)
 Portfolio Turnover (d)........................................      108.36%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

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                                                       SMALL COMPANY GROWTH FUND
                                                                  Class A Shares

                              FINANCIAL HIGHLIGHTS

                                      FOR THE YEAR ENDED          DECEMBER 7,
                                         SEPTEMBER 30,              1994 TO
                                     -------------------------   SEPTEMBER 30,
                                      1998     1997      1996      1995 (A)
                                     ------   -------   ------   -------------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................  $23.33   $ 21.06   $14.53      $10.00
                                     ------   -------   ------      ------
INVESTMENT ACTIVITIES
 Net investment income (loss)......   (0.29)    (0.15)   (0.20)      (0.08)
 Net realized and unrealized gains
 (losses) on investments...........   (5.23)     2.44     6.73        4.61
                                     ------   -------   ------      ------
 Total from Investment Activities..   (5.52)     2.29     6.53        4.53
                                     ------   -------   ------      ------
DISTRIBUTIONS
 In excess of net realized gains...   (0.31)    (0.02)      --          --
                                     ------   -------   ------      ------
 Total Distributions...............   (0.31)    (0.02)      --          --
                                     ------   -------   ------      ------
NET ASSET VALUE, END OF PERIOD.....  $17.50   $ 23.33   $21.06      $14.53
                                     ======   =======   ======      ======
Total Return (excludes sales
charge)............................  (23.81%)   10.90%   44.94%      45.30% (b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...  $9,456   $12,676   $7,413      $1,096
 Ratio of expenses to average net
 assets............................    1.86%     1.89%    2.01%       2.50% (c)
 Ratio of net investment income
 (loss) to average net assets......   (1.36%)   (1.29%)  (1.26%)     (1.56%)(c)
 Ratio of expenses to average net
 assets*...........................    2.11%     2.14%    2.26%       2.84% (c)
 Ratio of net investment income
 (loss) to average net assets*.....   (1.61%)   (1.54%)  (1.51%)     (1.90%)(c)
 Portfolio Turnover (d)............  157.44%    80.66%   71.62%      46.97%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

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SMALL COMPANY GROWTH FUND
Class B Shares

                              FINANCIAL HIGHLIGHTS

                                     FOR THE YEAR  FOR THE YEAR   JANUARY 1,
                                         ENDED         ENDED        1996 TO
                                     SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                         1998          1997        1996 (A)
                                     ------------- ------------- -------------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................     $ 23.02       $ 20.92       $ 15.24
                                        -------       -------       -------
INVESTMENT ACTIVITIES
 Net investment income (loss)......       (0.39)        (0.20)        (0.21)
 Net realized and unrealized gains
 (losses) on investments...........       (5.19)         2.32          5.89
                                        -------       -------       -------
 Total from Investment Activities..       (5.58)         2.12          5.68
                                        -------       -------       -------
DISTRIBUTIONS
 In excess of net realized gains...       (0.31)        (0.02)           --
                                        -------       -------       -------
 Total Distributions...............       (0.31)        (0.02)           --
                                        -------       -------       -------
NET ASSET VALUE, END OF PERIOD.....     $ 17.13       $ 23.02       $ 20.92
                                        =======       =======       =======
Total Return (excludes redemption
charge)............................      (24.40%)       10.16%        37.27% (b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...     $ 8,609       $ 8,869       $ 3,200
 Ratio of expenses to average net
 assets............................        2.61%         2.64%         2.72% (c)
 Ratio of net investment income
 (loss) to average net assets......       (2.11%)       (2.04%)       (2.01%)(c)
 Portfolio Turnover (d)............      157.44%        80.66%        71.62%

----
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND
                                                                    Trust Shares

                              FINANCIAL HIGHLIGHTS

                                     FOR THE YEAR ENDED           DECEMBER 7,
                                        SEPTEMBER 30,               1994 TO
                                   ---------------------------   SEPTEMBER 30,
                                    1998      1997      1996       1995 (A)
                                   -------   -------   -------   -------------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................  $ 23.52   $ 21.18   $ 14.57      $ 10.00
                                   -------   -------   -------      -------
INVESTMENT ACTIVITIES
 Net investment income (loss)....    (0.20)    (0.11)    (0.17)       (0.07)
 Net realized and unrealized
 gains (losses) on investments...    (5.32)     2.47      6.78         4.64
                                   -------   -------   -------      -------
 Total from Investment
 Activities......................    (5.52)     2.36      6.61         4.57
                                   -------   -------   -------      -------
DISTRIBUTIONS
 In excess of net realized
 gains...........................    (0.31)    (0.02)       --           --
                                   -------   -------   -------      -------
 Total Distributions.............    (0.31)    (0.02)       --           --
                                   -------   -------   -------      -------
NET ASSET VALUE, END OF PERIOD...  $ 17.69   $ 23.52   $ 21.18      $ 14.57
                                   =======   =======   =======      =======
Total Return.....................   (23.62%)   11.17%    45.37%       45.70% (b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period
 (000)...........................  $65,180   $58,660   $36,373      $16,962
 Ratio of expenses to average net
 assets..........................     1.61%     1.64%     1.79%        2.33% (c)
 Ratio of net investment income
 (loss) to average net assets....    (1.11%)   (1.04%)   (1.00%)      (1.34%)(c)
 Ratio of expenses to average net
 assets*.........................     1.61%     1.64%     1.79%        2.24% (c)
 Ratio of net investment income
 (loss) to average net assets*...    (1.11%)   (1.04%)   (1.00%)      (1.43%)(c)
 Portfolio Turnover (d)..........   157.44%    80.66%    71.62%       46.97%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

INTERNATIONAL FUND
Class A Shares

                              FINANCIAL HIGHLIGHTS

                                                      FOR THE     JANUARY 2,
                                                    YEAR ENDED      1997 TO
                                                   SEPTEMBER 30, SEPTEMBER 30,
                                                       1998        1997 (A)
                                                   ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD.............     $ 11.24       $ 10.00
                                                      -------       -------
INVESTMENT ACTIVITIES
 Net investment income...........................        0.03          0.03
 Net realized and unrealized gains (losses) on
 investments and foreign currency transactions...       (1.09)         1.25
                                                      -------       -------
 Total from Investment Activities................       (1.06)         1.28
                                                      -------       -------
DISTRIBUTIONS
 Net investment income...........................       (0.03)        (0.02)
 Net realized gains..............................       (0.23)           --
 In excess of net investment income..............       (0.01)        (0.02)
                                                      -------       -------
 Total Distributions.............................       (0.27)        (0.04)
                                                      -------       -------
NET ASSET VALUE, END OF PERIOD...................     $  9.91       $ 11.24
                                                      =======       =======
Total Return (excludes sales charge).............       (9.60%)       12.84% (b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................     $ 1,314       $   833
 Ratio of expenses to average net assets.........        1.75%         1.97% (c)
 Ratio of net investment income (loss) to average
 net assets......................................        0.26%         0.14% (c)
 Ratio of expenses to average net assets*........        2.01%         2.24% (c)
 Ratio of net investment income (loss) to average
 net assets*.....................................        0.00%        (0.13%)(c)
 Portfolio Turnover (d)..........................       53.27%        41.45%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                       INTERNATIONAL EQUITY FUND
                                                                  Class B Shares

                              FINANCIAL HIGHLIGHTS

                                                      FOR THE     JANUARY 2,
                                                    YEAR ENDED      1997 TO
                                                   SEPTEMBER 30, SEPTEMBER 30,
                                                        1998       1997 (A)
                                                   ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD.............     $ 11.23       $ 10.00
                                                      -------       -------
INVESTMENT ACTIVITIES
 Net investment income (loss)....................       (0.04)        (0.01)
 Net realized and unrealized gains (losses) on
 investments.....................................       (1.10)         1.26
                                                      -------       -------
 Total from Investment Activities................       (1.14)         1.25
                                                      -------       -------
DISTRIBUTIONS
 Net realized gains..............................       (0.23)           --
 In excess of net investment income..............       (0.01)        (0.02)
                                                      -------       -------
 Total Distributions.............................       (0.24)        (0.02)
                                                      -------       -------
NET ASSET VALUE, END OF PERIOD...................     $  9.85       $ 11.23
                                                      =======       =======
Total Return (excludes redemption charge)........      (10.29%)       12.51% (b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000).................     $ 1,923       $ 1,179
 Ratio of expenses to average net assets.........        2.50%         2.69% (c)
 Ratio of net investment income (loss) to average
 net assets......................................       (0.50%)       (0.62%)(c)
 Ratio of expenses to average net assets*........        2.51%         2.74% (c)
 Ratio of net investment income (loss) to average
 net assets*.....................................       (0.51%)       (0.66%)(c)
 Portfolio Turnover (d)..........................       53.27%        41.45%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

INTERNATIONAL EQUITY FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                    FOR THE YEAR   JANUARY 2,
                                                        ENDED        1997 TO
                                                    SEPTEMBER 30, SEPTEMBER 30,
                                                         1998       1997 (A)
                                                    ------------- -------------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 11.28       $ 10.00
                                                       -------       -------
INVESTMENT ACTIVITIES
 Net investment income............................        0.06          0.03
 Net realized and unrealized gains (losses) on
 investments......................................       (1.10)         1.30
                                                       -------       -------
 Total from Investment Activities.................       (1.04)         1.33
                                                       -------       -------
DISTRIBUTIONS
 Net investment income............................       (0.06)        (0.02)
 Net realized gains...............................       (0.23)           --
 In excess of net investment income...............          --         (0.03)
                                                       -------       -------
 Total Distributions..............................       (0.29)        (0.05)
                                                       -------       -------
NET ASSET VALUE, END OF PERIOD....................     $  9.95       $ 11.28
                                                       =======       =======
Total Return......................................       (9.45%)       13.34%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)..................     $70,356       $52,373
 Ratio of expenses to average net assets..........        1.50%         1.79%(c)
 Ratio of net investment income to average net
 assets...........................................        0.50%         0.32%(c)
 Ratio of expenses to average net assets*.........        1.51%         1.81%(c)
 Ratio of net investment income to average net
 assets*..........................................        0.49%         0.30%(c)
 Portfolio Turnover (d)...........................       53.27%        41.45%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                        CAPITAL MANAGER CONSERVATIVE GROWTH FUND
                                                                  Class A Shares

                              FINANCIAL HIGHLIGHTS


                                                                   JANUARY 29,
                                                                     1998 TO
                                                                  SEPTEMBER 30,
                                                                    1998 (A)
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $10.09
                                                                     ------
INVESTMENT ACTIVITIES
 Net investment income..........................................       0.19
 Net realized and unrealized gains (losses) on investments with
 affiliates.....................................................      (0.01)
                                                                     ------
 Total from Investment Activities...............................       0.18
                                                                     ------
DISTRIBUTIONS
 Net investment income..........................................      (0.22)
                                                                     ------
 Total Distributions............................................      (0.22)
                                                                     ------
NET ASSET VALUE, END OF PERIOD..................................     $10.05
                                                                     ======
Total Return (excludes sales charge)............................       1.89%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................................     $  119
 Ratio of expenses to average net assets........................       0.83%(c)
 Ratio of net investment income to average net assets...........       2.91%(c)
 Ratio of expenses to average net assets*.......................       1.33%(c)
 Ratio of net investment income to average net assets*..........       2.41%(c)
 Portfolio Turnover (d).........................................       4.28%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

CAPITAL MANAGER CONSERVATIVE GROWTH FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS


                                                                  OCTOBER 2,
                                                                    1997 TO
                                                                 SEPTEMBER 30,
                                                                   1998 (A)
                                                                 -------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................    $  10.00
                                                                   --------
INVESTMENT ACTIVITIES
 Net investment income.........................................        0.32
 Net realized and unrealized gains (losses) on investments with
 affiliates....................................................        0.08
                                                                   --------
 Total from Investment Activities..............................        0.40
                                                                   --------
DISTRIBUTIONS
 Net investment income.........................................       (0.32)
                                                                   --------
 Total Distributions...........................................       (0.32)
                                                                   --------
NET ASSET VALUE, END OF PERIOD.................................    $  10.08
                                                                   ========
Total Return...................................................        3.95%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...............................    $ 23,773
 Ratio of expenses to average net assets.......................        0.47%(c)
 Ratio of net investment income to average net assets..........        3.12%(c)
 Ratio of expenses to average net assets*......................        0.67%(c)
 Ratio of net investment income to average net assets*.........        2.92%(c)
 Portfolio Turnover (d)........................................        4.28%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                            CAPITAL MANAGER MODERATE GROWTH FUND
                                                                  Class A Shares

                              FINANCIAL HIGHLIGHTS

                                                                   JANUARY 29,
                                                                     1998 TO
                                                                  SEPTEMBER 30,
                                                                    1998 (A)
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $10.01
                                                                     ------
INVESTMENT ACTIVITIES
 Net investment income..........................................       0.15
 Net realized and unrealized gains (losses) on investments with
 affiliates.....................................................      (0.15)
                                                                     ------
 Total from Investment Activities...............................         --
                                                                     ------
DISTRIBUTIONS
 Net investment income..........................................      (0.16)
                                                                     ------
 Total Distributions............................................      (0.16)
                                                                     ------
NET ASSET VALUE, END OF PERIOD..................................     $ 9.85
                                                                     ======
Total Return (excludes sales charge)............................       0.10%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................................     $1,146
 Ratio of expenses to average net assets........................       0.93%(c)
 Ratio of net investment income to average net assets...........       1.93%(c)
 Ratio of expenses to average net assets*.......................       1.39%(c)
 Ratio of net investment income to average net assets*..........       1.47%(c)
 Portfolio Turnover (d).........................................       4.85%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

CAPITAL MANAGER MODERATE GROWTH FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 2,
                                                                     1997 TO
                                                                  SEPTEMBER 30,
                                                                    1998 (A)
                                                                  -------------
NET ASSET VALUE, BEGINNING OF PERIOD............................     $ 10.00
                                                                     -------
INVESTMENT ACTIVITIES
 Net investment income..........................................        0.23
 Net realized and unrealized gains (losses) on investments with
 affiliates.....................................................       (0.16)
                                                                     -------
 Total from Investment Activities...............................        0.07
                                                                     -------
DISTRIBUTIONS
 Net investment income..........................................       (0.22)
                                                                     -------
 Total Distributions............................................       (0.22)
                                                                     -------
NET ASSET VALUE, END OF PERIOD..................................     $  9.85
                                                                     =======
Total Return....................................................        0.68%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)................................     $21,682
 Ratio of expenses to average net assets........................        0.46%(c)
 Ratio of net investment income to average net assets...........        2.21%(c)
 Ratio of expenses to average net assets*.......................        0.66%(c)
 Ratio of net investment income to average net assets*..........        2.01%(c)
 Portfolio Turnover (d).........................................        4.85%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

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

                       [LOGO FOR SCREEN BOX APPEARS HERE]

                                                     CAPITAL MANAGER GROWTH FUND
                                                                  Class A Shares

                              FINANCIAL HIGHLIGHTS

                                                                  JANUARY 29,
                                                                    1998 TO
                                                                 SEPTEMBER 30,
                                                                   1998 (A)
                                                                 -------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................     $ 9.93
                                                                    ------
INVESTMENT ACTIVITIES
 Net investment income.........................................       0.10
 Net realized and unrealized gains (losses) on investments with
 affiliates....................................................      (0.26)
                                                                    ------
  Total from Investment Activities.............................      (0.16)
                                                                    ------
DISTRIBUTIONS
 Net investment income.........................................      (0.10)
                                                                    ------
  Total Distributions..........................................      (0.10)
                                                                    ------
NET ASSET VALUE, END OF PERIOD.................................     $ 9.67
                                                                    ======
Total Return (excludes sales charge)...........................      (1.45%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...............................     $  276
 Ratio of expenses to average net assets.......................       0.90% (c)
 Ratio of net investment income to average net assets..........       1.16% (c)
 Ratio of expenses to average net assets*......................       1.38% (c)
 Ratio of net investment income to average net assets*.........       0.68% (c)
 Portfolio Turnover (d)........................................       7.69%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                       [LOGO FOR SCREEN BOX APPEARS HERE]

CAPITAL MANAGER GROWTH FUND
Trust Shares

                              FINANCIAL HIGHLIGHTS

                                                                  OCTOBER 2,
                                                                    1997 TO
                                                                 SEPTEMBER 30,
                                                                   1998 (A)
                                                                 -------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................     $ 10.00
                                                                    -------
INVESTMENT ACTIVITIES
 Net investment income.........................................        0.16
 Net realized and unrealized gains (losses) on investments with
 affiliates....................................................       (0.32)
                                                                    -------
 Total from Investment Activities..............................       (0.16)
                                                                    -------
DISTRIBUTIONS
 Net investment income.........................................       (0.16)
                                                                    -------
 Total Distributions...........................................       (0.16)
                                                                    -------
NET ASSET VALUE, END OF PERIOD.................................     $  9.68
                                                                    =======
Total Return...................................................       (1.72%)(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)...............................     $21,370
 Ratio of expenses to average net assets.......................        0.47% (c)
 Ratio of net investment income to average net assets..........        1.53% (c)
 Ratio of expenses to average net assets*......................        0.67% (c)
 Ratio of net investment income to average net assets*.........        1.33% (c)
 Portfolio Turnover (d)........................................        7.69%

----
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                       See notes to financial statements

                    [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

       [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

                                  Annual Report
                                To Shareholders

                             INVESTMENT ADVISOR
               Branch Banking and Trust Company
                   434 Fayetteville Street Mall
                              Raleigh, NC 27601

                                    DISTRIBUTOR
                            BISYS Fund Services
                              3435 Stelzer Road    [PICTURE OF WOODS
                             Columbus, OH 43219     APPEARS HERE]

                                  LEGAL COUNSEL
                                  Ropes & Gray
                            1301 K Street, N.W.
                                   Suite 800 E.
                          Washington D.C. 20005

                                 TRANSFER AGENT
                            BISYS Fund Services
                              3435 Stelzer Road
                             Columbus, OH 43219

                                       AUDITORS
                          KPMG Peat Marwick LLP
               Two Nationwide Plaza, Suite 1600
                             Columbus, OH 43215


                             September 30, 1998


                                          11/98